    As filed with the Securities and Exchange Commission on April 23, 2001

                                                       Registration No. 33-89848
                                                                        811-8190

                      SECURITIES AND EXCHANGE COMMISSION
                      ==================================
                            Washington, D.C.  20549

                                   FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                      Pre-Effective Amendment No. _____                      [_]
                    Post-Effective Amendment No.  10                         [X]
                                                ------

                                      and

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]

                               Amendment No. 26

                      UNITED OF OMAHA SEPARATE ACCOUNT C
                      ----------------------------------
                          (Exact Name of Registrant)

                    UNITED OF OMAHA LIFE INSURANCE COMPANY
                    --------------------------------------
                              (Name of Depositor)

                 Mutual of Omaha Plaza, Omaha, Nebraska, 68175
                 ---------------------------------------------
             (Address of Depositor's Principal Executive Offices)

               Depositor's Telephone Number, including Area Code
                                (402) 351-5225

                    Name and Address of Agent for Service:
                           Michael E. Huss, Esquire
                           Mutual of Omaha Companies
                         Mutual of Omaha Plaza, 3-Law
                          Omaha, Nebraska, 68175-1008
                     Internet: mike.huss@mutualofomaha.com

It is proposed that this filing will become effective (check appropriate box):

[_]  immediately upon filing pursuant to paragraph (b) of Rule 485.
[X]  on May 1, 2001 pursuant to paragraph (b) of Rule 485.
[_]  60 days after filing pursuant to paragraph (a)(i) of Rule 485.
[_]  on (date) pursuant to paragraph (a)(i) of Rule 485.

If appropriate, check the following box:
[_] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                             CROSS REFERENCE SHEET
                           Pursuant to Rule 495 (a)


                  Showing Location in Part A (Prospectus) and
                 Part B (Statement of Additional Information)
                   of Registration Statement of Information
                   ----------------------------------------

Required by Form N-4
--------------------

                                 PART A
                                 ------

Item of Form N-4                             Prospectus Caption
----------------                             ------------------
1.    Cover Page...........................  Cover Page

2.    Definitions..........................  Definitions

3.    Synopsis.............................  Introduction and Summary

4.    Condensed Financial Information......  Financial Statements

5.    General
      (a)   Depositor......................  About Us
      (b)   Registrant.....................  Investment Options
      (c)   Portfolio Company..............  Investment Options
      (d)   Fund Prospectus................  Investment Options
      (e)   Voting Rights..................  Voting Rights

6.    Deductions and Expenses
      (a)   General........................  Expenses
      (b)   Sales Load %...................  Expenses; Withdrawal Charge
      (c)   Special Purchase Plan   N/A
      (d)   Commissions....................  Distributor of the Policies,
                                             Sales to Employees
      (e)   Expenses - Registrant..........  N/A
      (f)   Fund Expenses..................  Other Expenses
      (g)   Organizational Expenses........  N/A

7.    General Description of Variable Annuity Contracts
      (a)   Persons with Rights............  Important Policy Provisions;
                                             Policy Distributions; Voting Rights
      (b)   (i)   Allocation of Premium
                   Payments................  Introduction and Summary: How the
                                             Policy Operates; Dollar Cost
                                             Averaging; Systematic Transfer
                                             Enrollment Program; Asset
                                             Allocation Program
            (ii)  Transfers................  Transfers
            (iii) Exchanges................  N/A
      (c)   Changes........................  Variable Investment Options;
                                             Policy Distributions
      (d)   Inquiries......................  Miscellaneous: Do You Have
                                             Questions?

8.    Annuity Period.......................  Policy Distributions

9.    Death Benefit........................  Death Benefits

10.   Purchases and Contract Value

      (a)   Purchases......................  Policy Application and Issuance
      (b)   Valuation......................  Accumulation Value
      (c)   Daily Calculation..............  Accumulation Value
      (d)   Underwriter....................  Distributor of the Policies

11.   Redemptions
      (a)   By Owners......................  Policy Distributions
            By Annuitant...................  N/A
      (b)   Check Delay....................  Policy Application and Issuance
      (c)   Lapse..........................  N/A
      (d)   Free Look......................  Introduction and Summary

12.   Taxes................................  Federal Tax Matters

13.   Legal Proceedings....................  Legal Proceedings

14.   Table of Contents for the
      Statement of
      Additional Information...............  Statement of Additional Information

                                    PART B
                                    ------

                                             Statement of Additional
Item of Form N-4                             Information Caption
----------------                             -----------------------
15.   Cover Page...........................  Cover Page

16.   Table of Contents....................  Table of Contents

17.   General Information
      and History..........................  (Prospectus) About Us

18.   Services
      (a)   Fees and Expenses
            of Registrant..................  N/A
      (b)   Management Policies............  N/A
      (c)   Custodian......................  Custody of Assets
            Independent
            Auditors.......................  Financial Statements
      (d)   Assets of Registrant...........  Custody of Assets
      (e)   Affiliated Person..............  N/A
      (f)   Principal Underwriter..........  Distribution of the Policies

19.   Purchase of Securities
      Being Offered........................  Distribution of the Policies
      Offering Sales Load..................  N/A

20.   Underwriters.........................  Distribution of the Policies;
                                             (Prospectus) Distributor of the
                                             Policies
21.   Calculation of Performance...........  Historical Performance Data
22.   Annuity Payments.....................  (Prospectus) Annuity Payments
23.   Financial Statements.................  Financial Statements


                          PART C -- OTHER INFORMATION


Item of Form N-4                             Part C Caption
----------------                             --------------

24.   Financial Statements
      and Exhibits.........................  Financial Statements and Exhibits
      (a)   Financial Statements...........  Financial Statements
      (b)   Exhibits.......................  Exhibits

25.   Directors and Officers of the
      Depositor............................  Directors and Officers of the
                                             Depositor

26.   Persons Controlled By or Under
      Common Control with the Depositor
      or Registrant........................  Persons Controlled By or Under
                                             Common Control with the Depositor
                                             or Registrant

27.   Number of Contractowners.............  Number of Policy Owners

28.   Indemnification......................  Indemnification

29.   Principal Underwriters...............  Principal Underwriters

30.   Location of Accounts and Records.....  Location of Accounts and Records

31.   Management Services..................  Management Services

32.   Undertakings.........................  Undertakings

      Signature Page.......................  Signatures

--------------------------------------------------------------------------------
[LOGO OF OMAHA]
UNITED of OMAHA                                   PROSPECTUS:  May 1, 2001
A Mutual of Omaha Company
                                                      ULTRANNUITY SERIES V
                                                          Flexible Payment
                                           Variable Deferred Annuity Policy
--------------------------------------------------------------------------------

     This Prospectus describes ULTRANNUITY SERIES V, a variable annuity policy offered by United of Omaha Life Insurance Company. To purchase a Policy, generally you must invest at least $5,000. Further investment is optional.


--------------------------------------------------------------------------------
The investment portfolios offered through the Policy may have names that are nearly the same or similar to the names of retail mutual funds. However, these investment portfolios are not the same as those retail mutual funds, even though they have similar names and may have similar characteristics and the same managers. The investment performance of these investment portfolios is not necessarily related to the performance of the retail mutual funds. The investment portfolios are described in separate prospectuses that accompany this Prospectus.
--------------------------------------------------------------------------------

The Policy includes 30 variable options (where you have the investment risk) with investment portfolios from:

[_]  The Alger American Fund
[_]  Deutsche Asset Management VIT Funds
[_]  Federated Insurance Series
[_] Fidelity Variable Insurance Products Fund and Variable Insurance Products Fund II
[_]  MFS Variable Insurance Trust
[_]  Morgan Stanley Universal Institutional Funds, Inc.
[_]  Pioneer Variable Contracts Trust
[_]  Scudder Variable Life Investment Fund
[_] T. Rowe Price Equity Series, Inc., Fixed Income Series, Inc. and International Series, Inc.

and three fixed rate options (where we have the investment risk).

     The variable options are not direct investments in mutual fund shares, but are offered through subaccounts of United of Omaha Separate Account C. The value of your Policy will go up or down based on the investment performance of the variable options that you choose.

--------------------------------------------------------------------------------
Please Read This Prospectus Carefully. It provides information you should
-------------------------------------
consider before investing in a Policy. Keep this Prospectus and the prospectuses for the investment portfolios for future reference
--------------------------------------------------------------------------------

A Statement of Additional Information about us and the Policy, with the same date as this Prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this Prospectus by reference. You may obtain a copy of the Statement of Additional Information by writing or calling us, or you may access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours). The table of contents for the Statement of Additional Information is at the end of this Prospectus.

   The SEC does not pass upon the accuracy or adequacy of this Prospectus, and has not approved or disapproved the Policy. Any representation to the contrary is a criminal offense.

               Remember that the Policy and the investment portfolios:

               . are subject to risk, including possible loss of principal
                 ---
               . are not bank deposits
                     ---
               . are not government insured
                     ---
               . are not endorsed by any bank or government agency
                     ---
               . may not achieve their goals
                     ---
--------------------------------------------------------------------------------
     UNITED OF OMAHA, Variable Product Services, P. O. Box 8430, Omaha, Nebraska 68103-0430 1-800-238-9354
--------------------------------------------------------------------------------

___________________________________________________________
CONTENTS


                                                                                                   Page(s)
                                                                                                 -----------
               DEFINITIONS                                                                             3
            ------------------------------------------------------------------------------------------------
               INTRODUCTION AND SUMMARY
                    Comparison to Other Policies and Investments                                        4
                    How the Policy Operates                                                            5-6
                    Summary of Charges and Expenses                                                    6-7
                    Examples of Expenses                                                               8-9
            ------------------------------------------------------------------------------------------------
               FINANCIAL STATEMENTS                                                                   10-16
            ------------------------------------------------------------------------------------------------
               ABOUT US                                                                                17
            ------------------------------------------------------------------------------------------------
               INVESTMENT OPTIONS
                    Variable Investment Options                                                       18-21
                    Fixed Rate Options                                                                  22
                    Transfers                                                                           23
                    Dollar Cost Averaging                                                             23-24
                    Systematic Transfer Enrollment Program                                              24
                    Asset Allocation Program                                                            25
                    Rebalancing Program                                                                 26
            ------------------------------------------------------------------------------------------------
               IMPORTANT POLICY PROVISIONS
                    Policy Application and Issuance                                                   27-28
                    Accumulation Value                                                                28-29
                    Telephone Transactions                                                              29
                    Death of Annuitant                                                                  29
                    Delay of Payments                                                                   30
                    Minor Owner or Beneficiary                                                          30
                    Policy Termination                                                                  30
            ------------------------------------------------------------------------------------------------
               EXPENSES
                    Withdrawal Charge                                                                 31-32
                    Mortality and Expense Risk Charge                                                 32-33
                    Administrative Charges                                                              33
                    Enhanced Death Benefit Charge                                                       33
                    Transfer Fee                                                                        33
                    Premium Tax Charge                                                                  34
                    Other Taxes                                                                         34
                    Other Expenses; Investment Advisory Fees                                            34
            ------------------------------------------------------------------------------------------------
               POLICY DISTRIBUTIONS
                    Withdrawals                                                                         35
                    Annuity Payments                                                                  36-37
                    Death Benefits                                                                    38-39
            ------------------------------------------------------------------------------------------------
               FEDERAL TAX MATTERS
                    Taxation of Nonqualified Policies                                                 40-41
                    Taxation of Qualified Policies                                                    41-42
                    Possible Tax Law Changes                                                            42
            ------------------------------------------------------------------------------------------------
               MISCELLANEOUS
                    Distributor of the Policies                                                         43
                    Sales to Employees                                                                  43
                    Voting Rights                                                                       43
                    Distribution of Materials                                                           43
                    Legal Proceedings                                                                   43
                    Do You Have Questions?                                                              43
            ------------------------------------------------------------------------------------------------
               STATEMENT OF ADDITIONAL INFORMATION
                    Table of Contents                                                                   44

                                       2


_________________________________________________
DEFINITIONS

Accumulation Unit is a measurement of value in a particular Subaccount prior to the Annuity Starting Date. Purchase payments that are invested in the variable investment options are used to purchase Accumulation Units. The Policy sets forth the calculation of the value of Accumulation Units.

Accumulation Value is the dollar value of all amounts accumulated under the Policy (in both the variable investment options and the fixed investment options).

Annuitant is the person on whose life annuity payments involving life contingencies are based.

Annuity Starting Date is the date when annuity payments are scheduled to begin (the end of the accumulation phase). The latest Annuity Starting Date permitted is the Annuitant's /95/th birthday (85/th/ birthday in Pennsylvania).

Average Death Benefit Amount is the mean of the death benefit amount on the most recent Policy anniversary and the death benefit amount on the immediately preceding Policy anniversary. The Average Death Benefit Amount is the basis used to calculate the enhanced death benefit charge for Policies issued prior to May 1, 1998.

Beneficiary is the person(s) or other legal entity who receives Policy benefits, if any, upon your death.

Business Day is each day that the New York Stock Exchange is open for trading.

Cash Surrender Value is the Accumulation Value less any applicable withdrawal charge, Policy fee, any premium tax charge not previously deducted and any enhanced death benefit charge (for Policies issued prior to May 1, 1998 that elect this benefit).

Owner is you -- the person(s) who may exercise all rights and privileges under the Policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy (except for certain approved telephone transactions).

Policy is the Ultrannuity Series V, a variable annuity policy offered by us through this Prospectus.

Policy Year is measured from the annual anniversary dates of the date of issue of the Policy.

Series Funds are open-end investment management companies (commonly called mutual funds) in which the Variable Account invests.

Subaccount is a segregated account within the Variable Account investing in a specified investment portfolio of one of the Series Funds.

Us, We, Our, United of Omaha is United of Omaha Life Insurance Company.

Valuation Period is the period commencing at the close of business of the New York Stock Exchange on each Business Day and ending at the close of business for the next succeeding Business Day.

Variable Account is United of Omaha Separate Account C, a separate account maintained by us.

Variable Annuity Unit is a measurement of value in a particular Subaccount after the Annuity Starting Date. The Policy sets forth the calculation of the value of Variable Annuity Units.

Written Notice is written notice, signed by you, that gives us the information we require and is received at United of Omaha, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430.

You, Yours is you, the Owner of the Policy who may exercise all rights and privileges under the Policy.


___________________________________________________________

     This Prospectus may only be used to offer the Policy where the Policy may lawfully be sold. No one is authorized to give information or make representations about the Policy that isn't in the Prospectus; if anyone does so, you should not rely upon it as being accurate or adequate.

     This Prospectus generally describes only the variable investment options, except when the fixed rate options are specified.

________________________
INTRODUCTION AND SUMMARY

     This Introduction and Summary briefly notes some of the important things about the Policy, but it is not a complete description of the Policy. The rest of this Prospectus contains more complete information, and you should read the entire Prospectus carefully.

     The Ultrannuity Series V Policy described in this Prospectus is a contract between you and United of Omaha Life Insurance Company. The Policy is a variable annuity policy, which means that you can allocate your purchase payments to up to 30 different variable investment options, where you can gain or lose money on your investment. The variable investment options are not direct investments in mutual funds, but are Subaccounts of the Variable Account. Each Subaccount in turn invests in a particular investment portfolio. You can also allocate your purchase payments to three fixed rate options, where we guarantee you will earn a fixed rate of interest. The Policy is a deferred annuity, which means it has two phases: an accumulation (or deferral) phase and an annuity payout phase.

     During the accumulation phase, any earnings that you leave in the Policy are not taxed. During this phase you can invest additional money into the Policy, transfer amounts among the investment options, and withdraw some or all of the value of your Policy. Some restrictions may apply to transfers (especially to transfers out of the fixed rate options). Withdrawals may be subject to a withdrawal charge, they may be taxable, and a penalty tax may apply.

     The accumulation phase ends and the annuity payout phase begins on the Annuity Starting Date that you select. During the annuity payout phase, we will make periodic payments to you. You can select payments that are guaranteed to last for your entire life or for some other period. You can select payments that vary in amount, depending on the investment performance of the portfolios you pick, or payments that are fixed in amount. Some or all of each payment will be taxable.

[_]  COMPARISON TO OTHER POLICIES AND INVESTMENTS

     Compared to fixed annuities. Like fixed-interest annuities, the Policy:

     .    offers the ability to accumulate capital on a tax-deferred basis;

     .    offers the ability to have a guaranteed minimum return on your investment if you choose a fixed rate option;
                                                                                   -------------------------------------------------
     .    allows you to make withdrawals from your Policy; and                       A significant advantage of the Policy is that
                                                                                     it provides the ability to accumulate capital
     .    can provide annuity payments for the rest of your life or for some         on a tax-deferred basis. The purchase of a
          other period.                                                              Policy to fund a tax-qualified retirement
                                                                                     account does not provide any additional
                                                                                     tax-deferred treatment beyond the
                                                                                     treatment provided by the tax-qualified
                                                                                     retirement plan itself. However, the Policy
                                                                                     does provide benefits such as lifetime
                                                                                     income payments, family protection through
                                                                                     death benefits, guaranteed fees, and asset
                                                                                     allocation models.
                                                                                   -------------------------------------------------

     The Policy is different from fixed-interest annuities in that, to the extent you select variable investment options, your Accumulation Value will reflect the investment experience of the selected variable investment options, so you have both the investment risk and opportunity, not us.

     Compared to mutual funds. Although the underlying investment portfolios operate like mutual funds and have similar investment risks, in many ways the Policy differs from mutual fund investments. The main differences are:

     . The Policy provides a death benefit that could be higher than the value of the Policy.
     . Insurance-related charges not associated with direct mutual fund investments are deducted from the value of the Policy.
     . Federal income tax liability on any earnings generally is deferred until you receive a distribution from the Policy.
     . You can make transfers from one underlying investment portfolio to another without tax liability.
     . Dividends and capital gains distributed by the investment portfolios are automatically reinvested.
     . Withdrawals before age 59 1/2 generally are subject to a 10% federal tax penalty. Also, Policy earnings that would be treated as capital gains in a mutual fund are treated as ordinary income when distributed, although taxation of them is deferred until such earnings are distributed. Taxable earnings are considered to be paid out first followed by the return of your purchase payments.
     . Withdrawals of more than 15% of the Accumulation Value of the Policy can result in a withdrawal charge during the first seven years of the Policy.
     . Most states grant you a short time period to review your Policy and cancel it. The terms of this "right to examine" period vary by state (see the cover of your Policy).
     . We, not you, own the shares of the underlying Series Funds. You have interests in our Subaccounts that invest in the Series Funds that you select.

[_]  HOW THE POLICY OPERATES

     The following chart summarizes how the Policy operates. For more information, refer to specific sections of this Prospectus.


               -----------------------------------------------------------
                          PURCHASE PAYMENT FLOW CHART
               -----------------------------------------------------------
                                        PURCHASE PAYMENTS
                    .    Minimum initial purchase payment is $5,000 ($2,000
                         if you elect to make electronic funds transfer
                         payments of at least $100 per month, or quarterly,
                         semiannual or annual purchase payment equiva-lents).
                    .    Minimum additional purchase payment is $500.
                    .    No additional purchase payments will be accepted
                         after earlier of the Annuity Starting Date or your
                        /88/th birthday.
               -----------------------------------------------------------


          ----------------------------------------------------------------------
                    DEDUCTIONS BEFORE ALLOCATING PURCHASE PAYMENTS
               In some states we are required to pay premium taxes, which may be up to 3.5% of the purchase payment you make. The amount of premium tax we are required to pay in your state may be deducted from your purchase payment upon surrender, upon the death of an Owner, or at the Annuity Starting Date. The timing of the deduction will vary in accordance with state law.
          ----------------------------------------------------------------------


     ---------------------------------------------------------------------------
                         INVESTMENT OF PURCHASE PAYMENTS
          You direct the allocation of all net purchase payments among the 30 Subaccounts of the Variable Account, the fixed account and the systematic transfer accounts. Each Subaccount invests in a corresponding investment portfolio of one of the Series Funds.
     ---------------------------------------------------------------------------



--------------------------------------------------------------------------------
                             DEDUCTIONS FROM ASSETS
 .    Daily charges deducted from the net assets in the Variable Account equal an annual rate of:

     -    1.00% for our mortality and expense risk;
     -    0.20% for our administrative expenses;
     -    0.35% if you elect the optional Enhanced Death Benefit*

 .    Annual Policy Fee of $30 per year assessed on each Policy anniversary
     (waived if Accumulation Value is more than $50,000).
 .    $10 fee for transfers among the Subaccounts and the fixed account (first 12 transfers per Policy Year are free) deducted from the amount of the transfer on the date of the transfer.
 .    Investment advisory fees and operating expenses are deducted from the assets of each investment portfolio.
*This charge is deducted annually (and on surrender) on Policies issued before 5/01/98 based upon the Average Death Benefit of these Policies.

--------------------------------------------------------------------------------


     ----------------------------------------------------------------------
                              ACCUMULATION VALUE

       . Your Accumulation Value is equal to your purchase payments adjusted up or down each Business Day to reflect the Subaccounts' investment experience, earnings on amounts you have invested in the fixed account and the systematic transfer accounts, charges deducted and other Policy transactions (such as partial withdrawals).
       . Accumulation Value may vary daily. There is no minimum guaranteed Accumulation Value for the Subaccounts.
       . Accumulation Value can be transferred among the Subaccounts and the fixed account.
       . Dollar cost averaging, asset allocation and rebalancing programs are available.
       . Accumulation Value is the starting point for calculating certain values under the Policy, such as the Cash Surrender Value and the death benefit.
     ----------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                           ACCUMULATION VALUE BENEFITS                                                 DEATH BENEFITS

 .    You can withdraw all or part of the Cash Surrender Value. Each Policy Year,    .    Available as a lump-sum or under a variety
     up to 15% of the Accumulation Value as of the date of the first withdrawal          of payment options.
     that Policy Year may be withdrawn without a withdrawal charge. Thereafter,
     the withdrawal charge is calculated separately for each purchase payment       .    If you die by accident, you may receive
     withdrawn based on the number of years elapsed since the purchase payment           double the death benefit that would be paid
     was made; the charge is 7% if the withdrawal is made in the first year              if death was not by accident as a result of
     after a purchase payment is made and then the withdrawal charge decreases           the accidental death benefit.*
     by 1% in each successive year to 0% after the seventh year. (Taxes and tax
     penalties may also apply to withdrawals.)                                      .    An enhanced death benefit also may be
 .    Fixed and variable annuity payout options are available.                            available (for an extra charge).* ________

                                                                                     *Accidental and enhanced death benefit may not
                                                                                      be available in all states.
------------------------------------------------------------------------------------------------------------------------------------

[_]  SUMMARY OF CHARGES AND EXPENSES

The following table lists various costs and expenses that you will pay (directly or indirectly) if you invest in a Policy. In addition to these expenses, in some states you will pay a premium tax charge.

       Policy Owner Transaction Expenses
       .    Maximum Withdrawal Charge/1/                                  7%
            (as a percentage of each purchase payment withdrawn)
       .    Transfer Fee     -  First 12 Transfers Per Year:              No Fee
                             -  Over 12 Transfers in One Policy Year:     $10 each

     Variable Account Annual Expenses
     (deducted daily to equal this annual % of Accumulation Value)
     .    Mortality and Expense Risk Fees                                  1.00%
     .    Administrative Expense Charge                                    0.20%
                Total Variable Account Annual Expenses                     1.20%
     Other Annual Expenses

     .    Annual Policy Fee                                                $30 Per Year
            (waived if Accumulation Value is greater than
            $50,000 on the Policy anniversary)
     .    Current Annual Enhanced Death Benefit Charge (Optional)
            .   Prior to May 1, 1998, deducted annually as a               0.35%
                percentage of the Average  Death Benefit Amount.

            .   After May, 1, 1998, deducted daily to equal this
                annual percentage of  Accumulation Value of the            0.35%
                Subaccounts.

     Series Fund Annual Expenses
     . The following table shows the management fees and other expenses for each investment portfolio for 2000.
          Expenses could be higher (or lower) in the future.
          These expenses may reflect fee waivers and/or expense reimbursements. Fee waivers and expense reimbursements can be terminated at any time.


___________________________________________
/1/       Each Policy Year up to 15% of the Accumulation Value as of the date of the first withdrawal that year can be withdrawn without a withdrawal charge. Thereafter, the withdrawal charge is calculated separately for each purchase payment withdrawn based on the number of years elapsed since the purchase payment was made; it is 7% in the first year after a purchase payment is made and then decreases by 1% in each successive year to 0% after the seventh year.

====================================================================================================================================
          Series Fund Annual Expenses/2/                                                                         Total Portfolio
          ------------------------------
      (as a percentage of average net assets)               Management       12b-1 Fees                          Annual Expenses
                                                               Fees         (Distribution    Other Expenses     (after fee waiver
                                                            (after fee      Administration   (after expense        and expense
                      Portfolio:                            waiver)/(a)/       Expense)     reimbursement)/(a)/  reimbursement)/(a)/
                      ----------
====================================================================================================================================
Alger American Growth                                          0.75%                                0.04%               0.79%
Alger American Small Capitalization                            0.85%                                0.05%               0.90%
Deutsche VIT EAFE(R) Equity Index Fund            /(a)/        0.45%                                0.20%               0.65%
Deutsche VIT Small Cap Index Fund                 /(a)/        0.35%                                0.10%               0.45%
Federated Prime Money Fund II                     /(a)/        0.50%                                0.17%               0.67%
Federated Fund for U.S. Government Securities II  /(a)/        0.60%                                0.24%               0.84%
Fidelity VIP II Asset Manager: Growth                          0.58%                                0.11%               0.69%
Fidelity VIP II Contrafund                                     0.57%                                0.09%               0.66%
Fidelity VIP Equity Income                                     0.48%                                0.08%               0.56%
Fidelity VIP II Index 500                         /(a)/        0.24%                                0.04%               0.28%
MFS Capital Opportunities Series                  /(a)/        0.75%                                0.15%               0.90%
MFS Emerging Growth Series                        /(a)/        0.75%                                0.09%               0.84%
MFS Global Governments Series                     /(a)/        0.75%                                0.15%               0.90%
MFS High Income Series                            /(a)/        0.75%                                0.15%               0.90%
MFS Research Series                               /(a)/        0.75%                                0.09%               0.84%
MS Emerging Markets Equity                        /(a)/        1.09%                                0.71%               1.80%
MS Fixed Income                                   /(a)/        0.21%                                0.49%               0.70%
Pioneer Equity-Income VCT                                      0.65%              .25%              0.06%               0.96%
Pioneer Growth Shares VCT                                      0.70%              .25%              0.08%               1.03%
Pioneer Fund VCT                                               0.65%              .25%              0.03%               0.93%
Pioneer Mid-Cap Value VCT                                      0.65%                                0.12%               0.77%
Pioneer Real Estate Growth VCT                                 0.80%                                0.30%               1.10%
Scudder VLIF Global Discovery                     /(a)/        0.95%              .25%              0.30%               1.50%
Scudder VLIF Growth and Income                                 0.48%              .25%              0.08%               0.81%
Scudder VLIF International                                     0.81%                                0.15%               0.96%
T. Rowe Price Equity Income                       /(b)/        0.00%                                0.85%               0.85%
T. Rowe Price International  Stock                /(b)/        0.00%                                1.05%               1.05%
T. Rowe Price Limited-Term Bond                   /(b)/        0.00%                                0.70%               0.70%
T. Rowe Price New America Growth                  /(b)/        0.00%                                0.85%               0.85%
T. Rowe Price Personal Strategy Balanced          /(b)/        0.00%                                0.90%               0.90%
------------------------------------------------------------------------------------------------------------------------------------

/(a)/ Without fee waiver or expense reimbursement limits the following funds would have had the charges set forth below:

/(b)/  T. Rowe Price Funds do not itemize management fees and other expenses.

                                                                                     Other Expenses            Total Portfolio
             Portfolio                                           Management Fees     and 12b-1 Fees            Annual Expenses
------------------------------------------------------------------------------------------------------------------------------------
             Deutsche VIT EAFE(R) Equity Index Fund                   0.45%                 0.47%                   0.92%
             Deutsche VIT Small Cap Index Fund                        0.35%                 0.34%                   0.69%
             Federated Prime Money Fund II                            0.50%                 0.44%                   0.94%
             Federated Fund for U.S. Government Securities II         0.60%                 0.49%                   1.09%
             Fidelity VIP II Index 500                                0.24%                 0.09%                   0.33%
             MFS Capital Opportunities Series                         0.75%                 0.16%                   0.91%
             MFS Emerging Growth Series                               0.75%                 0.10%                   0.85%
             MFS Global Governments Series                            0.75%                 0.32%                   1.07%
             MFS High Income Series                                   0.75%                 0.24%                   0.99%
             MFS Research Series                                      0.75%                 0.10%                   0.85%
             MS Emerging Markets Equity                               1.25%                 0.71%                   1.96%
             MS Fixed Income                                          0.40%                 0.49%                   0.89%
             Scudder Global Discovery                                 0.98%                 0.55%                   1.53%
====================================================================================================================================

____________________
/2/    The fee and expense data regarding each Series Fund, which are fees and expenses for 2000, was provided to United of Omaha by the Series Fund. The Series Funds are not affiliated with United of Omaha. We have not independently verified these figures.

[_]  EXAMPLES OF EXPENSES

       The following tables contain examples of the overall expenses you would pay, in different situations, over different time periods. These examples are based on certain assumptions, so your actual expenses will, in all likelihood, be different. In addition, the examples do not reflect any premium tax charges, which apply in some states. These examples can help you compare the expenses of the Policy with expenses of other variable annuity policies. There are two sets of examples - one shows expenses without the optional enhanced death benefit and the other shows expenses with the enhanced death benefit. These examples assume that the fee waiver and expense reimbursement limits set forth in the table above will be received for all time periods shown.

====================================================================================================================================
Examples/3/                                    1. Surrender Policy at end     2.  Annuitize Policy at        3. Policy is not
===========
An Owner would pay the following expenses on   of the time period or          the end of the time period     surrendered and is
a $1,000 investment, assuming a 5% annual      annuitize and annuity          and annuity option 4           not annuitized
return on assets (excluding the enhanced       option 4 (lifetime income)     (Lifetime Income) IS chosen
death benefit) if:                             is NOT chosen
------------------------------------------------------------------------------------------------------------------------------------
Portfolio                                      1Yr     3Yr    5Yr    10Yr     1Yr     3Yr    5Yr    10Yr     1Yr   3Yr   5Yr   10Yr
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth                           83     115    148     260      83      66    115     260      21    66   115    260
Alger American Small Capitalization             84     118    154     274      84      69    121     274      22    69   121    274
------------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT EAFE(R) Equity Index Fund          82     111    140     243      82      61    107     243      20    61   107    243
Deutsche VIT Small Cap Index Fund               80     104    129     218      80      55     96     218      18    55    96    218
------------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                   82     111    141     245      82      62    108     245      20    62   108    245
Federated Fund for U.S. Government
     Securities II                              84     117    150     267      84      67    118     267      21    67   118    267
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager: Growth           82     112    142     248      82      63    109     248      20    63   109    248
Fidelity VIP II Contrafund                      82     111    140     244      82      62    108     244      20    62   108    244
Fidelity VIP Equity Income                      81     108    135     231      81      58    102     231      19    58   102    231
Fidelity VIP II Index 500                       78      99    119     196      78      50     87     196      16    50    87    196
------------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                84     118    154     274      84      69    121     274      22    69   121    274
MFS Emerging Growth Series                      84     117    150     267      84      67    118     267      21    67   118    267
MFS High Income Series                          84     118    154     274      84      69    121     274      22    69   121    274
MFS Research Series                             84     117    150     267      84      67    118     267      21    67   118    267
MFS Global Governments Series                   84     118    154     274      84      69    121     274      22    69   121    274
------------------------------------------------------------------------------------------------------------------------------------
MS Emerging Markets Equity                      93     147    203     387      93      98    171     387      31    98   171    387
MS Fixed Income                                 82     112    143     249      82      63    110     249      20    63   110    249
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity-Income VCT                       85     120    157     282      85      71    124     282      23    71   124    282
Pioneer Growth Shares VCT                       86     122    161     290      86      73    128     290      23    73   128    290
Pioneer Fund VCT                                85     119    155     278      85      70    123     278      22    70   123    278
Pioneer Mid-Cap Value VCT                       83     114    146     258      83      65    114     258      21    65   114    258
Pioneer Real Estate Growth VCT                  86     125    165     299      86      76    132     299      24    76   132    299
------------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF Global Discovery                   90     137    187     350      90      88    154     350      28    88   154    350
Scudder VLIF Growth and Income                  84     116    149     263      84      66    116     263      21    66   116    263
Scudder VLIF International                      85     120    157     282      85      71    124     282      23    71   124    282
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                     84     117    151     268      84      68    118     268      22    68   118    268
T. Rowe Price International Stock               86     123    162     293      86      74    129     293      24    74   129    293
T. Rowe Price Limited-Term Bond                 82     112    143     249      82      63    110     249      20    63   110    249
T. Rowe Price New America Growth                84     117    151     268      84      68    118     268      22    68   118    268
T. Rowe Price Personal Strategy Balanced        84     118    154     274      84      69    121     274      22    69   121    274
====================================================================================================================================

       These examples should not be considered representations of past or future expenses. These examples are based on each investment portfolio's expenses for 2000. Actual expenses paid may be greater than or less than those shown, subject to guarantees in the Policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.

____________________
/3/    The $30 annual Policy Fee is reflected as a daily 0.10% charge in these
Examples, based on an average Accumulation Value of $30,000.

====================================================================================================================================
Examples/4/                                       1. Surrender Policy at end   2.   Annuitize Policy at      3.   Policy is not
===========
An Owner would pay the following expenses on      of the time period or        the end of the time period    surrendered and is
a $1,000 investment, assuming a 5% annual         annuitize and annuity        and annuity option 4          not annuitized
return on assets (including the enhanced          option 4 (lifetime income)   (lifetime income) IS chosen
death benefit) if:                                is NOT chosen
------------------------------------------------------------------------------------------------------------------------------------
Portfolio                                         1Yr     3Yr    5Yr    10Yr    1Yr    3Yr    5Yr     10Yr    1Yr  3Yr   5Yr   10Yr
------------------------------------------------------------------------------------------------------------------------------------
Alger American Growth                              87     126    167     304     87     77     134     304    24    77   134    304
Alger American Small Capitalization                88     129    173     318     88     80     140     318    26    80   140    318
------------------------------------------------------------------------------------------------------------------------------------
Deutsche VIT EAFE(R) Equity Index Fund             85     122    159     287     85     72     127     287    23    72   127    287
Deutsche VIT Small Cap Index Fund                  83     115    148     262     83     66     116     262    21    66   116    262
------------------------------------------------------------------------------------------------------------------------------------
Federated Prime Money Fund II                      86     122    160     289     86     73     128     289    23    73   128    289
Federated Fund for U.S. Government
     Securities II                                 87     128    170     311     87     78     137     311    25    78   137    311
------------------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager: Growth              86     123    161     292     86     74     129     292    23    74   129    292
Fidelity VIP II Contrafund                         86     122    160     288     86     73     127     288    23    73   127    288
Fidelity VIP Equity Income                         85     119    154     275     85     70     122     275    22    70   122    275
Fidelity VIP II Index 500                          82     110    139     240     82     61     106     240    19    61   106    240
------------------------------------------------------------------------------------------------------------------------------------
MFS Capital Opportunities Series                   88     129    173     318     88     80     140     318    26    80   140    318
MFS Emerging Growth Series                         87     128    170     311     87     78     137     311    25    78   137    311
MFS High Income Series                             88     129    173     318     88     80     140     318    26    80   140    318
MFS Research Series                                87     128    170     311     87     78     137     311    25    78   137    311
MFS Global Governments Series                      88     129    173     318     88     80     140     318    26    80   140    318
------------------------------------------------------------------------------------------------------------------------------------
MS Emerging Markets Equity                         97     158    223     431     97    109     190     431    35   109   190    431
MS Fixed Income                                    86     123    162     293     86     74     129     293    24    74   129    293
------------------------------------------------------------------------------------------------------------------------------------
Pioneer Equity-Income VCT                          89     131    176     326     89     82     144     326    26    82   144    326
Pioneer Growth Shares VCT                          89     134    180     335     89     84     148     335    27    84   148    335
Pioneer Fund VCT                                   88     130    175     322     88     81     142     322    26    81   142    322
Pioneer Mid-Cap Value VCT                          87     125    166     302     87     76     133     302    24    76   133    302
Pioneer Real Estate Growth VCT                     90     136    184     343     90     87     151     343    28    87   151    343
------------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF Global Discovery                      94     148    206     394     94     99     174     394    32    99   174    394
Scudder VLIF Growth and Income                     87     127    168     307     87     77     135     307    25    77   135    307
Scudder VLIF International                         89     131    176     326     89     82     144     326    26    82   144    326
------------------------------------------------------------------------------------------------------------------------------------
T. Rowe Price Equity Income                        87     128    170     312     87     79     138     312    25    79   138    312
T. Rowe Price International Stock                  89     134    181     337     89     85     149     337    27    85   149    337
T. Rowe Price Limited-Term Bond                    86     123    162     293     86     74     129     293    24    74   129    293
T. Rowe Price New America Growth                   87     128    170     312     87     79     138     312    25    79   138    312
T. Rowe Price Personal Strategy Balanced           88     129    173     318     88     80     140     318    26    80   140    318
====================================================================================================================================

       These examples should not be considered representations of past or future expenses. These examples are based on each investment portfolio's expenses for 2000. Actual expenses paid may be greater than or less than those shown, subject to guarantees in the Policy. The assumed 5% annual rate of return is hypothetical and should not be considered a representation of past or future annual returns, which may be greater or less than this assumed rate.

            ---------------------------------------------------------
                 For more detailed information about the Policy,
             please read the rest of this Prospectus and the Policy.
            ---------------------------------------------------------

____________________
/4/    The $30 annual Policy Fee is reflected as a daily 0.10% charge in these
Examples, based on an average Accumulation Value of $30,000.

-----------------------------------------------------------
FINANCIAL STATEMENTS

   The Financial Statements for United of Omaha and the Variable Account and the related independent auditor's reports are contained in the Statement of Additional Information and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. (See the cover page on how to get a copy.) At December 31, 2000, net assets of the Subaccounts were represented by the following Accumulation Unit values and Accumulation Units. This information should be read in conjunction with the Variable Account's financial statements and related notes included in the SAI.

            This table demonstrates information for Policies without
               the Enhanced Death Benefit and for Policies issued before May 1, 1998 with the Enhanced Death Benefit.

                                                                            Accumulation Unit
                                          Accumulation Unit Value on      Value at End of Year      Number of Accumulation
             Subaccount                        Commencement Date              (December 31)         Units at End of Year**
             ----------
         (Date of Inception)                         ($)*                         ($)*                  (December 31)
==========================================================================================================================
Alger American Growth (6/5/95)                                10.000
         1995...............................................                        11.673                140,897
         1996...............................................                        13.071              1,358,882
         1997...............................................                        16.240              1,918,481
         1998...............................................                        23.759              2,036,293
         1999...............................................                        31.395              2,311,743
         2000...............................................                        26.437              2,397,859
Alger American Small Capitalization (6/5/95)                  10.000
         1995...............................................                        12.094                148,670
         1996...............................................                        12.448              1,474,107
         1997...............................................                        13.690              2,021,476
         1998...............................................                        15.638              2,100,494
         1999...............................................                        22.159              2,109,902
         2000...............................................                        15.939              2,117,374
Deutsche VIT EAFE(R)Equity Index Fund (5/1/2000)               10.000
         2000...............................................                         8.764                604,546
Deutsche VIT Small Cap Index Fund (5/1/2000)                   10.000
         2000...............................................                         9.288                323,540
Federated Prime Money Fund II  (6/5/95)                        1.000
         1995...............................................                         1.023              3,065,603
         1996...............................................                         1.059             21,525,823
         1997...............................................                         1.098             19,485,025
         1998...............................................                         1.138             33,973,580
         1999...............................................                         1.176             49,202,545
         2000...............................................                         1.231             28,115,973
Federated Fund for U.S. Government Securities II (6/5/95)     10.000
         1995...............................................                        10.570                122,440
         1996...............................................                        10.882              1,128,539
         1997...............................................                        11.674              1,824,790
         1998...............................................                        12.417              2,467,353
         1999...............................................                        12.195              2,340,323
         2000...............................................                        13.371              2,102,155
Fidelity VIP II Asset Manager: Growth (6/5/95)                10.000
         1995...............................................                        11.269                199,570
         1996...............................................                        13.353              1,655,034
         1997...............................................                        16.500              2,748,520
         1998...............................................                        19.167              2,845,580
         1999...............................................                        21.827              2,600,716
         2000...............................................                        18.877              2,495,810

                                                                            Accumulation Unit
                                          Accumulation Unit Value on      Value at End of Year      Number of Accumulation
             Subaccount                        Commencement Date              (December 31)         Units at End of Year**
             ----------
         (Date of Inception)                         ($)*                         ($)*                  (December 31)
==========================================================================================================================
Fidelity VIP II Contrafund (6/5/95)                           10.000
         1995...............................................                        11.740                150,364
         1996...............................................                        14.070              1,785,274
         1997...............................................                        17.257              2,992,115
         1998...............................................                        22.162              3,141,626
         1999...............................................                        27.208              3,149,291
         2000...............................................                        25.102              2,977,690
Fidelity VIP Equity-Income (6/5/95)                           10.000
         1995...............................................                        11.596                233,679
         1996...............................................                        13.090              2,256,678
         1997...............................................                        16.571              3,528,096
         1998...............................................                        18.276              3,872,254
         1999...............................................                        19.200              3,977,876
         2000...............................................                        20.568              3,566,414
Fidelity VIP II Index 500 (5/1/97)                            10.000
         1997...............................................                        12.166                829,118
         1998...............................................                        15.425              2,004,924
         1999...............................................                        18.367              3,009,822
         2000...............................................                        16.459              3,440,820
MFS Emerging Growth Series (6/5/95)                           10.000
         1995...............................................                        11.659                123,460
         1996...............................................                        13.480              1,854,145
         1997...............................................                        16.230              2,890,806
         1998...............................................                        21.521              3,084,172
         1999...............................................                        37.575              2,822,806
         2000...............................................                        29.847              2,633,131
MFS High Income Series (6/5/95)                               10.000
         1995...............................................                        10.452                 87,378
         1996...............................................                        11.548                859,361
         1997...............................................                        12.960              1,729,635
         1998...............................................                        12.782              1,972,690
         1999...............................................                        13.442              1,994,619
         2000...............................................                        12.395              1,847,236
MFS Research Series (6/5/95)                                  10.000
         1995...............................................                        10.986                117,165
         1996...............................................                        13.277              1,381,316
         1997...............................................                        15.775              2,608,735
         1998...............................................                        19.231              2,790,110
         1999...............................................                        23.571              2,379,511
         2000...............................................                        22.159              2,169,993
MFS Capital Opportunities Series (5/1/97)                     10.000
         1997...............................................                        12.394                292,197
         1998...............................................                        15.528              1,117,680
         1999...............................................                        22.618              1,460,323
         2000...............................................                        21.531              1,942,266
MFS Global Governments Series (6/5/95)                        10.000
         1995...............................................                        10.243                 56,393
         1996...............................................                        10.527                819,686
         1997...............................................                        10.283              1,302,843
         1998...............................................                        10.963              1,429,007
         1999...............................................                        10.561              1,456,763
         2000...............................................                        10.945              1,465,827

                                                                            Accumulation Unit
                                          Accumulation Unit Value on      Value at End of Year      Number of Accumulation
             Subaccount                        Commencement Date              (December 31)         Units at End of Year**
             ----------
         (Date of Inception)                         ($)*                         ($)*                  (December 31)
==========================================================================================================================
MS Emerging Markets Equity      (5/1/98)                      10.000
         1998...............................................                         7.002                 14,713
         1999...............................................                        13.469                 93,730
         2000...............................................                         8.131                336,583
MS Fixed Income (5/1/98)                                      10.000
         1998...............................................                        10.462                 80,837
         1999...............................................                        10.167                163,976
         2000...............................................                        11.159                175,613
Pioneer Mid-Cap Value VCT (5/1/97)                            10.000
         1997...............................................                        11.756                383,956
         1998...............................................                        11.156                704,800
         1999...............................................                        12.461                625,307
         2000...............................................                        14.529                600,524
Pioneer Real Estate Growth VCT (5/1/97)                       10.000
         1997...............................................                        12.229                428,572
         1998...............................................                         9.818                650,669
         1999...............................................                         9.295                735,185
         2000...............................................                        11.895                828,840
Pioneer Equity-Income VCT (5/1/2000)                          10.000
         2000...............................................                        11.492                524,471
Pioneer Growth Shares VCT (5/1/2000)                          10.000
         2000...............................................                         9.290                 15,247
Pioneer Fund VCT (5/1/2000)                                   10.000
         2000...............................................                         9.761                229,835
Scudder VLIF Global Discovery (5/1/97)                        10.000
         1997...............................................                        11.478                194,110
         1998...............................................                        13.176                297,502
         1999...............................................                        21.562                298,875
         2000...............................................                        20.150                500,867
Scudder VLIF Growth and Income (5/1/97)                       10.000
         1997...............................................                        12.190                561,594
         1998...............................................                        12.847              1,049,444
         1999...............................................                        13.425                965,074
         2000...............................................                        12.955                897,400
Scudder VLIF International (6/5/95)                           10.000
         1995...............................................                        10.642                 99,029
         1996...............................................                        12.067              1,269,457
         1997...............................................                        13.004              2,391,655
         1998...............................................                        15.223              2,421,576
         1999...............................................                        23.241              2,206,568
         2000...............................................                        17.979              2,171,470
T. Rowe Price Equity Income (6/5/95)                          10.000
         1995...............................................                        11.625                121,994
         1996...............................................                        13.731              1,861,298
         1997...............................................                        17.481              3,837,388
         1998...............................................                        18.839              4,407,085
         1999...............................................                        19.305              3,796,628
         2000...............................................                        21.564              3,131,372
T. Rowe Price International Stock (6/5/95)                    10.000
         1995...............................................                        10.569                181,399
         1996...............................................                        11.976              1,736,784
         1997...............................................                        12.200              2,857,269
         1998...............................................                        13.964              2,966,530
         1999...............................................                        18.394              2,715,037
         2000...............................................                        14.932              2,638,133

                                                                            Accumulation Unit
                                          Accumulation Unit Value on      Value at End of Year      Number of Accumulation
             Subaccount                        Commencement Date              (December 31)         Units at End of Year**
             ----------
         (Date of Inception)                         ($)*                         ($)*                  (December 31)
==========================================================================================================================
T. Rowe Price Limited-Term Bond (6/5/95)                      10.000
         1995...............................................                        10.373                 56,018
         1996...............................................                        10.582                631,437
         1997...............................................                        11.160              1,302,580
         1998...............................................                        11.828              2,346,553
         1999...............................................                        11.785              2,777,488
         2000...............................................                        12.720              3,213,365
T. Rowe Price New America Growth (6/5/95)                     10.000
         1995...............................................                        13.061                 58,555
         1996...............................................                        15.496                917,255
         1997...............................................                        18.543              1,599,824
         1998...............................................                        21.712              1,914,746
         1999...............................................                        24.187              1,701,273
         2000...............................................                        21.359              1,562,392
T. Rowe Price Personal Strategy Balanced (6/5/95)             10.000
         1995...............................................                        11.272                123,287
         1996...............................................                        12.719              1,703,217
         1997...............................................                        14.833              2,792,934
         1998...............................................                        16.755              3,090,073
         1999...............................................                        17.946              2,780,445
         2000...............................................                        18.691              2,570,458

*    Accumulation Unit values are rounded to the nearest hundredth of a cent.
**   Number of Accumulation Units is rounded to the nearest unit.

                     This table demonstrates information for
                       Policies issued on or after May 1,
                          1998 with the Enhanced Death
                                    Benefit.

                                                                          Accumulation Unit Value
                 Subaccount                    Accumulation Unit Value        at End of Year         Number of Accumulation
                 ----------                     on Commencement Date           (December 31)         Units at End of Year/**/
            (Date of Inception)                         ($)/*/                     ($)/*/                 (December 31)
====================================================================================================================================
Alger American Growth (6/5/95)                                 10.000
         1998...............................................                       12.418                     28,408
         1999...............................................                       16.352                    127,509
         2000...............................................                       13.721                    185,958
Alger American Small Capitalization (6/5/95)                   10.000
         1998...............................................                       10.202                     37,709
         1999...............................................                       14.406                     74,834
         2000...............................................                       10.326                    113,657
Deutsche VIT EAFE(R)Equity Index Fund (5/1/2000)               10.000
         2000...............................................                        8.744                     68,860
Deutsche VIT Small Cap Index Fund (5/1/2000)                   10.000
         2000...............................................                        9.267                     34,692
Federated Prime Money Fund II  (6/5/95)                         1.000
         1998...............................................                        1.021                    441,406
         1999...............................................                        1.052                  1,947,391
         2000...............................................                        1.097                  1,775,602
Federated Fund for U.S. Government Securities II (6/5/95)      10.000
         1998...............................................                       10.430                     20,339
         1999...............................................                       10.207                     37,232
         2000...............................................                       11.153                     38,743
Fidelity VIP II Asset Manager: Growth (6/5/95)                 10.000
         1998...............................................                       10.560                     30,012
         1999...............................................                       11.983                     74,734
         2000...............................................                       10.327                     58,716
Fidelity VIP II Contrafund (6/5/95)                            10.000
         1998...............................................                       11.260                     31,672
         1999...............................................                       13.776                    136,641
         2000...............................................                       12.665                    201,774
Fidelity VIP Equity Income (6/5/95)                            10.000
         1998...............................................                        9.842                    123,838
         1999...............................................                       10.304                    243,840
         2000...............................................                       10.999                    216,799
Fidelity VIP II Index 500 (5/1/97)                             10.000
         1998...............................................                       10.964                    145,269
         1999...............................................                       13.009                    410,449
         2000...............................................                       11.617                    480,400
MFS Emerging Growth Series (6/5/95)                            10.000
         1998...............................................                       11.125                     13,343
         1999...............................................                       19.356                     33,702
         2000...............................................                       15.321                     55,970
MFS High Income Series (6/5/95)                                10.000
         1998...............................................                        9.469                     29,844
         1999...............................................                        9.924                     61,932
         2000...............................................                        9.119                     75,438
MFS Research Series (6/5/95)                                   10.000
         1998...............................................                       10.382                     21,020
         1999...............................................                       12.680                     53,943
         2000...............................................                       11.879                     55,039
MFS Capital Opportunities Series (5/1/97)                      10.000
         1998...............................................                       10.447                     65,927
         1999...............................................                       15.164                    123,562
         2000...............................................                       14.385                    167,018

                                                                          Accumulation Unit Value
                 Subaccount                    Accumulation Unit Value        at End of Year         Number of Accumulation
                 ----------                     on Commencement Date           (December 31)         Units at End of Year/**/
            (Date of Inception)                         ($)/*/                     ($)/*/                 (December 31)
====================================================================================================================================
MFS Global Governments Series (6/5/95)                        10.000
         1998...............................................                       10.495                     15,750
         1999...............................................                       10.074                     27,691
         2000...............................................                       10.405                     48,216
MS Emerging Markets Equity      (5/1/98)                      10.000
         1998...............................................                        6.985                          0
         1999...............................................                       13.391                     13,983
         2000...............................................                        8.055                     16,658
MS Fixed Income (5/1/98)                                      10.000
         1998...............................................                       10.438                      2,775
         1999...............................................                       10.108                      5,585
         2000...............................................                       11.055                      8,256
Pioneer Mid-Cap Value VCT (5/1/97)                            10.000
         1998...............................................                        8.379                     17,889
         1999...............................................                        9.327                     21,682
         2000...............................................                       10.836                     29,752
Pioneer Real Estate Growth VCT (5/1/97)                       10.000
         1998...............................................                        8.215                     18,420
         1999...............................................                        7.750                     37,542
         2000...............................................                        9.883                     59,967
Pioneer Equity-Income VCT (5/1/2000)                          10.000
         2000...............................................                       11.466                     60,994
Pioneer Growth Shares VCT (5/1/2000)                          10.000
         2000...............................................                        9.266                        131
Pioneer Fund VCT (5/1/2000)                                   10.000
         2000...............................................                        9.738                     41,957
Scudder VLIF Global Discovery (5/1/97)                        10.000
         1998...............................................                        9.609                      2,498
         1999...............................................                       15.669                      2,808
         2000...............................................                       14.593                      9,493
Scudder VLIF Growth and Income (5/1/97)                       10.000
         1998...............................................                        9.367                     26,462
         1999...............................................                        9.754                     52,982
         2000...............................................                        9.380                     35,029
Scudder VLIF International (6/5/95)                           10.000
         1998...............................................                        9.972                     34,058
         1999...............................................                       15.171                     69,529
         2000...............................................                       11.695                     75,174
T. Rowe Price Equity Income (6/5/95)                          10.000
         1998...............................................                        9.870                    131,786
         1999...............................................                       10.079                    226,893
         2000...............................................                       11.219                    176,410
T. Rowe Price International Stock (6/5/95)                    10.000
         1998...............................................                        9.937                     43,648
         1999...............................................                       13.044                     85,678
         2000...............................................                       10.552                    127,600
T. Rowe Price Limited-Term Bond (6/5/95)                      10.000
         1998...............................................                       10.391                     90,690
         1999...............................................                       10.316                    170,293
         2000...............................................                       11.096                    249,876

                                                                          Accumulation Unit Value
                 Subaccount                    Accumulation Unit Value        at End of Year         Number of Accumulation
                 ----------                     on Commencement Date           (December 31)         Units at End of Year/**/
            (Date of Inception)                         ($)/*/                     ($)/*/                 (December 31)
====================================================================================================================================
T. Rowe Price New America Growth (6/5/95)                     10.000
         1998...............................................                       10.183                     29,468
         1999...............................................                       11.304                     53,230
         2000...............................................                        9.947                     73,303
T. Rowe Price Personal Strategy Balanced (6/5/95)             10.000
         1998...............................................                       10.361                     25,663
         1999...............................................                       11.059                     69,282
         2000...............................................                       11.478                     48,442


/*/ Accumulation Unit values are rounded to the nearest hundredth of a cent. /**/ Number of Accumulation Units is rounded to the nearest unit.

-----------------------------------------------------------
ABOUT US

     We are United of Omaha Life Insurance Company, a stock life insurance company organized under the laws of the State of Nebraska in 1926. We are a wholly-owned subsidiary of Mutual of Omaha Insurance Company. The Mutual of Omaha family of companies provide life, health, disability, home and auto insurance, trust services, and investment sales and brokerage services. The Mutual of Omaha Companies have a proud tradition of supporting environmental education, beginning with its long-running Mutual of Omaha's Wild Kingdom television program, and continued through its Wildlife Heritage Trust. United of Omaha is principally engaged in the business of issuing group and individual life insurance and annuity policies, and group accident and health insurance in all states (except New York), and the District of Columbia.

     We may from time to time publish (in advertisements, sales literature and reports to Policy Owners) the ratings and other information assigned to us by one or more independent rating organizations such as A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's, and Duff & Phelps Credit Rating Company. The purpose of the ratings is to reflect our financial strength and/or claims-paying ability. The ratings do not bear on the investment performance of assets held in the Variable Account or on the safety or the degree of risk associated with an investment in the Variable Account.

-----------------------------------------------------------
INVESTMENT OPTIONS

     We recognize you have very personal goals and investment strategies. The Policy allows you to choose from a wide array of investment options --- each chosen for its potential to meet specific investment objectives. You may allocate all or a part of your purchase payments to one or a combination of the variable investment options or the fixed rate options (although allocations to the systematic transfer accounts may be made in only limited circumstances). Allocations must be in whole percentages and total 100%.

The investment results of each investment portfolio, whose investment objectives are described below, are likely to differ significantly. You should consider carefully, and on a continuing basis, which portfolios or combination of investment portfolios and fixed rate options best suits your long-term investment objectives.

     You can choose among 30 variable investment options and three fixed rate options.



[_] VARIABLE INVESTMENT OPTIONS

     With the Policy's variable investment options, you bear the investment risk, not us. You control the amount of money you invest in each of the investment portfolios, and you bear the risk those portfolios will perform worse than you expect.

     The Variable Account, United of Omaha Separate Account C, provides you with 30 variable investment options in the form of Series Fund investment portfolios. Each Series Fund is an open-end investment management company. When you allocate Policy funds to a Series Fund portfolio, those funds are placed in a Subaccount of the Variable Account corresponding to that portfolio, and the Subaccount in turn invests in the portfolio. The Accumulation Value of your Policy depends directly on the investment performance of the portfolios that you select.

     The Variable Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Variable Account or United of Omaha. The Variable Account was established as a separate investment account of United of Omaha under Nebraska law on December 1, 1993. Under Nebraska law, we own the Variable Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Variable Account. Any and all distributions made by the Series Funds with respect to the shares held by the Variable Account will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Policy, but we do not guarantee the investment performance of any of the investment portfolios. We do not make any representations about their future performance. The investment portfolios may fail to meet their objectives, and
             ----------------------------------------------------------------
they could go down in value. Each portfolio operates as a separate investment
---------------------------
fund, and the income or losses of one portfolio generally have no effect on the investment performance of any other portfolio. Complete descriptions of each portfolio's investment objectives and restrictions and other material information related to an investment in the portfolio are contained in the prospectuses for each of the Series Funds which accompany this Prospectus. Read these prospectuses carefully before you choose a portfolio.

The investment portfolios are not available for purchase directly by the general public, and are not the same as other mutual fund portfolios with very similar or nearly identical names that are sold directly to the public. However, the investment objectives and policies of certain portfolios available under the Policy are very similar to the investment objectives and policies of other portfolios that are or may be managed by the same investment adviser or manager. Nevertheless, the investment performance and results of the portfolios available under the Policy may be lower, or higher, than the investment results of such other (publicly available) portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios available under the Policy will be comparable to the investment results of any other mutual fund portfolio, even if the other portfolio has the same investment adviser or manager and the same investment objectives and policies, and a very similar name.

For detailed information about any investment portfolio, including its performance history, refer to the prospectus for that investment portfolio.

------------------------------------------------------------------------------------------------------------------------------------
                                               Variable Investment Options
Asset Category/(*)/                     Under United of Omaha Separate Account C                             Objective
                                              (Series Fund - Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
                                                          Investments
------------------------------------------------------------------------------------------------------------------------------------
   Emerging Markets Equity  Morgan Stanley Universal Institutional Funds, Inc. -            Long-term capital appreciation
                            MS Emerging Markets Equity Portfolio/(6)/
                            --------------------------------------------------------------------------------------------------------
                                               Emerging market country securities
------------------------------------------------------------------------------------------------------------------------------------
   International Equity     Deutsche Asset Management VIT Funds -                           Long-term capital appreciation
                            Deutsche VIT EAFE(R)Equity Index Fund Portfolio/(12)/
------------------------------------------------------------------------------------------------------------------------------------
                              Statically selected sample of the securities found in the EAFE(R) Index
                            --------------------------------------------------------------------------------------------------------
                            Scudder Variable Life Investment Fund -                         Long-term capital appreciation
                            Scudder VLIF Global Discovery Portfolio/(9)/
                            --------------------------------------------------------------------------------------------------------
                                       Small companies in the U.S. or foreign markets
                            --------------------------------------------------------------------------------------------------------
                            Scudder Variable Life Investment Fund -                         Long-term capital appreciation
                            Scudder VLIF International Portfolio/(9)/
                            --------------------------------------------------------------------------------------------------------
                                 Common stocks of companies which do business outside the United States
                            --------------------------------------------------------------------------------------------------------
                            T. Rowe Price International Series, Inc. -                      Long-term capital appreciation
                            T. Rowe Price International Stock Portfolio/(10)/
                            --------------------------------------------------------------------------------------------------------
                                               Common stocks of foreign companies
------------------------------------------------------------------------------------------------------------------------------------
   Real Estate Equity       Pioneer Variable Contracts Trust -                              Long-term capital appreciation with
                            Pioneer Real Estate Growth VCT Portfolio/(8)/                   current income
                            --------------------------------------------------------------------------------------------------------
                                 Real estate investment trusts (REITs) and other real estate industry companies
------------------------------------------------------------------------------------------------------------------------------------
   Small-Cap Equity         Alger American Fund -                                           Long-term capital appreciation
                            Alger American Small Capitalization Portfolio/(1)/
                            --------------------------------------------------------------------------------------------------------
                                 Equity securities of companies with total market capitalization of less than $1 billion
                            --------------------------------------------------------------------------------------------------------
                            Deutsche Asset Management VIT Funds -                           Long-term capital appreciation
                            Deutsche VIT Small Cap Index Fund Portfolio/(12)/
                            --------------------------------------------------------------------------------------------------------
                               Statistically selected sample of the securities found in the Russell 2000(R)Index
------------------------------------------------------------------------------------------------------------------------------------
   Mid-Cap Equity           Pioneer Variable Contracts Trust -                              Long-term capital appreciation
                            Pioneer Mid-Cap Value VCT Portfolio/(8)/
                            --------------------------------------------------------------------------------------------------------
                                            Currently undervalued companies
------------------------------------------------------------------------------------------------------------------------------------
   Large-Cap Growth Equity  Alger American Fund -                                           Long-term capital appreciation
                            Alger American Growth Portfolio/(1)/
                            --------------------------------------------------------------------------------------------------------
                                 Equity securities of companies with total market capitalization of more than $1 billion
                            --------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products Fund II -                  Long-term capital appreciation
                            Fidelity VIP II Contrafund Portfolio/(3)/
                            --------------------------------------------------------------------------------------------------------
                                            Currently undervalued companies
                            --------------------------------------------------------------------------------------------------------
                            Fidelity Variable Insurance Products Fund II -                  Long-term capital appreciation with
                            Fidelity VIP II Index 500 Portfolio/(3)/                        current income
                            --------------------------------------------------------------------------------------------------------
                                Stocks that comprise the Standard and Poor's 500 Index
                            --------------------------------------------------------------------------------------------------------
                            MFS Variable Insurance Trust -                                  Long-term capital appreciation
                            MFS - Emerging Growth Series Portfolio/(5)/
                            --------------------------------------------------------------------------------------------------------
                                   Common stocks of small and medium-sized companies with growth potential
                            --------------------------------------------------------------------------------------------------------
                            MFS Variable Insurance Trust -                                  Long-term capital appreciation
                            MFS - Research Series Portfolio/(5)/
                            --------------------------------------------------------------------------------------------------------
                                        Research analyst's recommendations for best expected capital appreciation
                            --------------------------------------------------------------------------------------------------------
                            Pioneer Variable Contracts Trust -                              Long-term capital appreciation
                            Pioneer Growth Shares VCT Portfolio/(8)/
                            --------------------------------------------------------------------------------------------------------
                                 Focus on secular trends, competitive strength and return on incremental invested capital
                            --------------------------------------------------------------------------------------------------------
                            T. Rowe Price Equity Series, Inc. -                             Long-term capital appreciation
                            T. Rowe Price New America Growth Portfolio/(11)/
                            --------------------------------------------------------------------------------------------------------
                                   Common stocks of U.S. companies in the service sector of the economy
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                               Variable Investment Options
Asset Category/(*)/                     Under United of Omaha Separate Account C                             Objective
                                              (Series Fund - Portfolio)
------------------------------------------------------------------------------------------------------------------------------------
                                                          Investments
------------------------------------------------------------------------------------------------------------------------------------
   Large-Cap Value Equity   Fidelity Variable Insurance Products Fund -                     Dividend income & capital appreciation
                            Fidelity VIP Equity Income Portfolio/(3)/
                            --------------------------------------------------------------------------------------------------------
                                           Income-producing equity securities
                            --------------------------------------------------------------------------------------------------------
                            MFS Variable Insurance Trust -                                  Long-term capital appreciation
                            MFS - Capital Opportunities Series Portfolio/(5)/
                            --------------------------------------------------------------------------------------------------------
                                   Common stocks of domestic and foreign companies
                            --------------------------------------------------------------------------------------------------------
                            Pioneer Variable Contracts Trust -                              Current income & long-term growth
                            Pioneer Equity-Income VCT Portfolio/(8)/
                            --------------------------------------------------------------------------------------------------------
                                 Focus on large, strong companies with histories of dividend growth
                            --------------------------------------------------------------------------------------------------------
                            Pioneer Variable Contracts Trust -                              Capital growth with current income
                            Pioneer Fund VCT Portfolio/(8)/
                            --------------------------------------------------------------------------------------------------------
                             Emphasizes high-quality, value and long-term earnings potential
                            --------------------------------------------------------------------------------------------------------
                            Scudder Variable Life Investment Fund -                         Long-term capital appreciation with
                            Scudder VLIF Growth and Income Portfolio/(9)/                   current income
                            --------------------------------------------------------------------------------------------------------
                                            Common stocks of large, established companies
                            --------------------------------------------------------------------------------------------------------
                            T. Rowe Price Equity Series, Inc. -                             Dividend income & capital appreciation
                            T. Rowe Price Equity Income Portfolio/(11)/
                            --------------------------------------------------------------------------------------------------------
                                     Dividend-paying common stocks of established companies
------------------------------------------------------------------------------------------------------------------------------------
   Hybrid                   Fidelity Variable Insurance Products Fund II -                  Long-term capital appreciation
                            Fidelity VIP II Asset Manager: Growth Portfolio/(3,4)/
                            --------------------------------------------------------------------------------------------------------
                                Domestic and foreign stocks, bonds and short-term investments
                            --------------------------------------------------------------------------------------------------------
                            T. Rowe Price Equity Series, Inc. -                             Capital appreciation & dividend income
                            T. Rowe Price Personal Strategy Balanced Portfolio/(11)/
                            --------------------------------------------------------------------------------------------------------
                             Diversified portfolio of stocks, bonds and money market securities
------------------------------------------------------------------------------------------------------------------------------------
   International Fixed      MFS Variable Insurance Trust -                                  Seeks income & capital appreciation
   Income                   MFS - Global Governments Series Portfolio/(5)/
                            --------------------------------------------------------------------------------------------------------
                                               International government bonds
------------------------------------------------------------------------------------------------------------------------------------
   High Yield Fixed Income  MFS Variable Insurance Trust -                                  High current income and capital
                            MFS - High Income Series Portfolio/(5)/                         appreciation
                            --------------------------------------------------------------------------------------------------------
                               Diversified bond portfolio, some of which may involve equity features
------------------------------------------------------------------------------------------------------------------------------------
   Intermediate-Term /      Morgan Stanley Universal Institutional Funds, Inc. -            Above average return from a diversified
   Long-Term Fixed Income   MS Fixed Income Portfolio/(7)/                                  portfolio of fixed income securities
                            --------------------------------------------------------------------------------------------------------
                              Medium to high quality fixed income investments of intermediate maturity
                            --------------------------------------------------------------------------------------------------------
                            Federated Insurance Series -                                    Current income
                            Federated Fund for U.S. Gov't Securities II Portfolio/(2)/
                            --------------------------------------------------------------------------------------------------------
                                                  U.S. Government bonds
------------------------------------------------------------------------------------------------------------------------------------
   Short-Term Fixed Income  T. Rowe Price Fixed Income Series, Inc. -                       High level of current income consistent
                            T. Rowe Price Limited-Term Bond Portfolio/(11)/                 with modest price fluctuations
                            --------------------------------------------------------------------------------------------------------
                               Short and intermediate-term investment grade debt securities
------------------------------------------------------------------------------------------------------------------------------------
   Cash                     Federated Insurance Series -                                    Current income consistent with the
                            Federated Prime Money Fund II Portfolio/(2)/                    stability of principal
                            --------------------------------------------------------------------------------------------------------
                                          High-quality money market instruments
------------------------------------------------------------------------------------------------------------------------------------

/(*)/Asset category designations are our own to help you gain insight into each portfolio's intended objectives, but do not assure that any portfolio will perform consistent with the categorization. Information contained in the Series Funds' prospectuses should be read carefully before investing in any Subaccount.

Investment advisers of the Series Funds:

          (1)    Fred Alger Management, Inc.
          (2)    Federated Investment Management Company.
          (3)    Fidelity Management & Research Company.
          (4) Fidelity Management & Research (U.K.) Inc., and Fidelity Management and Research Far East Inc., regarding research and investment recommendations with respect to companies based outside the United States.
          (5)    Massachusetts Financial Services Company.
          (6)    Morgan Stanley Asset Management Inc.
          (7)    Miller Anderson & Sherrerd, LLP.
          (8)    Pioneer Investment Management, Inc.
          (9)    Scudder Kemper Investments, Inc.
          (10)   Rowe Price-Fleming International, Inc., a joint venture between
                 T. Rowe Price Associates, Inc. and Robert Fleming Holdings Limited.
          (11)   T. Rowe Price Associates, Inc.
          (12)   Deutsche Asset Management, Inc.

We do not assure that any portfolio will achieve its stated objective. Detailed information, including a description of each portfolio's investment objective and policies, a description of risks involved in investing in each of the portfolios, and each portfolio's fees and expenses, is contained in the prospectuses for the Series Funds, current copies of which accompany this Prospectus. None of these portfolios are insured or guaranteed by the U.S. government.


     The investment advisers of the Series Funds and the investment portfolios are described in greater detail in the prospectuses for the Series Funds.

The performance history of each Variable Account Subaccount, which gives you an indication of how each portfolio has performed and the effect of Policy expenses on that performance, is discussed in the Statement of Additional Information. You may obtain a copy from us. The performance history of each portfolio is more fully described in the Series Fund prospectus for each portfolio. Past performance may not be an indication of future performance.

     Each investment portfolio is designed to provide an investment vehicle for variable annuity and variable life insurance contracts issued by various insurance companies. For more information about the risks associated with the use of the same funding vehicle for both variable annuity and variable life insurance contracts of various insurance companies, see the prospectuses of the Series Funds which accompany this Prospectus.

     We may receive revenues from the investment portfolios or their investment advisers. These revenues may depend on the amount our Variable Account invests in the Series Fund and/or any portfolio thereof.

Adding, Deleting, or Substituting Variable Investments

     We do not control the Series Funds, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Variable Account. This means we may eliminate the shares of any investment portfolio held in our Variable Account and substitute shares of another open-end management investment company for the shares of any portfolio, if the shares of the portfolio are no longer available for investment or if, in our judgment, investment in any portfolio would be inappropriate in view of the purposes of the Variable Account. We will first notify you and receive any necessary SEC and state approval before making such a change.

     New portfolios may be added, or existing portfolios eliminated, when, in our sole discretion, conditions warrant such a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, we will automatically reinvest them in the Federated Prime Money Fund II Portfolio.

     If we make a portfolio substitution or change, we may change the Policy to reflect the substitution or change. Our Variable Account may be (i) operated as an investment management company or any other form permitted by law, (ii) deregistered with the SEC if registration is no longer required or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Variable Account to other accounts.

[_]  FIXED RATE OPTIONS (may not be available in all states)

All amounts allocated to the fixed rate options become part of the general account assets of United of Omaha. Interests in the general account have not been registered with the SEC and are not subject to the SEC's regulation, nor is the general account registered as an investment company with the SEC. Therefore, SEC staff have not reviewed the fixed account disclosures in this Prospectus.

     There are three fixed rate options: a fixed account and two systematic transfer accounts. With fixed rate options, we bear the investment risk. This means we guarantee that you will earn a minimum interest rate. This minimum interest rate is guaranteed to yield at least 3% per year, compounded annually. We may declare a higher current interest rate. Whatever interest rate we declare will be guaranteed for at least one year. However, you bear the risk that we will not credit more interest than will yield 3% per year for the life of the Policy. We have full control over how assets allocated to fixed rate options are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared. The focus of this Prospectus is to disclose the Variable Account aspects of the Policy. For additional details regarding the fixed investment options, please see the Policy.

Systematic Transfer Accounts

     A systematic transfer account is the fixed rate option used if you elect to participate in the systematic transfer enrollment program ("STEP program"). You may only elect one program: the four-month or 12-month account. The STEP program is used to automatically transfer a predetermined dollar amount on a monthly basis to any of the Subaccounts you choose. You cannot transfer amounts from the STEP program to the fixed account. The allocation and the predetermined dollar amount may not be changed once the STEP program is elected. You must have a minimum of $5,000 in your systematic transfer account in order to participate in the STEP program. Funds may not be transferred from the Subaccounts or the fixed account to the systematic transfer account after you purchase the Policy (except for funds designated to be transferred into the Policy pursuant to an Internal Revenue Code Section 1035 exchange or an IRA rollover or transfer), but additional purchase payments may be allocated to either systematic transfer account during the first seven Policy Years after you purchase the Policy as long as there are no amounts in the systematic transfer account at the time of such additional allocation.

     Funds allocated to the systematic transfer account must be completely transferred to the Variable Account in either a five-month or thirteen month period (whichever you choose). We may credit a different rate of interest to the four-month account than to the 12-month account. Transfers from the systematic transfer accounts do not count toward the 12 free transfers allowed each Policy Year. You may not transfer funds into any systematic transfer account. The systematic transfer accounts may not be used to practice "market timing", and we may disallow transactions involving this account on that basis.

Fixed Account and Systematic Transfer Accounts

We have sole discretion to set current interest rates of fixed rate options. We do not guarantee the level of future interest rates of fixed rate options, except that they will not be less than the minimum interest rate.

     The fixed account and the systematic transfer accounts are part of our general account assets. Our general account includes all our assets except those segregated in the Variable Account or in any other separate investment account. You may allocate purchase payments to the fixed account or transfer amounts from the Variable Account to the fixed account. Instead of you bearing the investment risk, as you do with investments allocated to the Variable Account, we bear the full investment risk for investments in the fixed rate options. We have sole discretion to invest the assets of our general account, subject to applicable law.

     We guarantee that money invested in any fixed rate option will earn an effective rate of interest which will yield at least 3% per year, compounded annually. However, we have complete discretion to declare interest in excess of the guaranteed minimum rate, or not to declare any excess interest. You bear this risk. Once declared, we guarantee that any rate will last for at least one year. Different rates of interest may be credited to each systematic transfer account and to the fixed account.

     We guarantee that, at any time prior to the Annuity Starting Date or the death of the Owner, the amount in your fixed account or systematic transfer account will not be less than:

     (i) the amount of purchase payments allocated or Accumulation Value transferred to the fixed account or systematic transfer account, less
     (ii) premium taxes or other taxes allocable to the fixed account or systematic transfer account, less
     (iii) any amounts deducted from the fixed account or systematic transfer account in connection with partial withdrawals (including any withdrawal charges) or transfers to the Variable Account, plus
     (iv) interest at a rate which is guaranteed to yield 3% per year, compounded annually, and plus
     (v) excess interest (if any) credited to amounts in the fixed account or systematic transfer account.

[_]  TRANSFERS

     The Policy is designed for long-term investment, not for active trading or "market timing." Excessive transfers could harm other Policy Owners by having a detrimental effect on portfolio management. Subject to restrictions during the "right to examine period" and prior to the Annuity Starting Date, you may transfer Policy value from one Subaccount to another, from the Variable Account to the fixed account, or from the fixed account to any Subaccount, subject to these rules:

Transfer Rules:

     . We must receive notice of the transfer --- either Written Notice or an authorized telephone transaction.
     . The transferred amount must be at least $500, or the entire Subaccount value if it is less. (If the Subaccount value remaining after a transfer will be less than $500, we will include that amount as part of the transfer.)
     . The first 12 transfers each Policy Year from Subaccounts are free. The rest cost $10 each. This fee is deducted from the amount transferred. We will never allow more than 24 transfers in a Policy Year.
     .  A transfer from the fixed account:
        - may be made only once each Policy Year (unless the dollar cost averaging program or the systematic transfer account program is elected);
        -   is free;
        -   may be delayed up to six months (30 days in West Virginia);
        -   does not count toward the 12 free transfer limit; and
        - is limited during any Policy Year to 10% of the fixed account value on the date of the initial transfer during that year.
     . We reserve the right to limit transfers, or to modify transfer privileges into any Subaccount, and we reserve the right to change the transfer rules at any time. We also reserve the right to refuse to complete any transfer into a Subaccount that we determine is intended to be for "market timing" purposes.

     . If the accumulation value in any Subaccount falls below $500, we may transfer the remaining balance, without charge, to the Federated Prime Money Fund II Portfolio.

     . Transfers made pursuant to participation in the dollar cost averaging, STEP, asset allocation or rebalancing programs are not subject to the amount or timing limitations of these rules, nor are they subject to a transfer fee. See the sections of this Prospectus describing those programs for the rules of each program.

     . If you transfer amounts from the fixed account to the Variable Account, we can restrict or limit any transfer of those amounts back to the fixed account.

     . Transfers result in the cancellation of Accumulation Units in the Subaccount from which the transfer is made, and the purchase of Accumulation Units in any Subaccount to which a transfer is made.

     . We reserve the right to permit transfers from the fixed account in excess of the 10% annual limitation.

Third-Party Transfers

     Where permitted and subject to our rules, we may accept your authorization to have a third party exercise transfers on your behalf. Third-party transfers are subject to the same rules as all other transfers.

[_]  DOLLAR COST AVERAGING

The dollar cost averaging and the STEP program are intended to result in the purchase of more Accumulation Units when the Accumulation Unit value is low, and fewer units when the Accumulation Unit value is high. However, there is no guarantee that either program will result in a higher Accumulation Value or otherwise be successful

     Our dollar cost averaging program allows you to automatically transfer, on a periodic basis, a set dollar amount or percentage from one Subaccount or the fixed account to any Subaccount(s). You can begin dollar cost averaging when you purchase the Policy or later. You can increase or decrease the amount or percentage of transfers or discontinue the program at any time. Rules of the dollar cost averaging program are:

     Dollar Cost Averaging Rules:

     .  The dollar cost averaging program is free.
     . We must receive notice of your election and any changed instruction --- either Written Notice or an authorized telephone transaction.
     . Automatic transfers can occur monthly, quarterly, semi-annually, or annually.
     . There must be at least $5,000 of Accumulation Value in the Subaccount or fixed account from which transfers are being made to begin dollar cost averaging.
     . Amount of each transfer must be at least $100, and must be $50 per Subaccount
     . If transfers are made from the fixed account, the maximum annual transfer amount is 10% of that account's value at the time of the first dollar cost averaging transfer during that Policy Year. There is no maximum transfer amount limitation applicable to any of the Subaccounts.
     . Dollar cost averaging program transfers cannot begin before the end of a Policy's "right to examine" period.
     . You may specify that transfers be made on the 1/st/ through the 28/th/ day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, then on the next Business Day). If you do not select a date, the program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
     . You can limit the number of transfers to be made, in which case the program will end when that number has been made as long as there are sufficient funds to make the number of transfers requested. Otherwise, the program will terminate on the transfer date when the amount remaining in the applicable Subaccount or the fixed account is less than $100 prior to a transfer.

[_]  SYSTEMATIC TRANSFER ENROLLMENT
     PROGRAM ("STEP program") (may not be available in all states)

You cannot transfer amounts from the STEP program to the fixed account.

     The STEP program allows you to automatically transfer funds on a monthly basis from the systematic transfer account to any Subaccount. It allows you to use a dollar cost averaging concept to move your initial purchase payment from a fixed interest rate account into variable investment options within either a four-month or a 12-month period, depending upon which time period you elect. You cannot transfer funds from the STEP account into the fixed account. If you want to move funds from a fixed interest rate account into variable investment options over a longer time period using the same concept, then you should use the dollar cost averaging program. We may credit different interest rates to amounts in a systematic transfer account than to amounts in the fixed account.

STEP Program Rules:

     .    The STEP program is free.
     . Can only be selected on the initial application, for amounts transferred into the Policy pursuant to an Internal Revenue Code
          Section 1035 exchange or an IRA rollover or transfer, or for subsequent purchase payments in the first seven Policy Years only if there is no current balance in the systematic transfer account.
     . Must have at least $5,000 in a systematic transfer account to begin the program.
     .    You may only participate in one systematic transfer account, but not both.
     . Amount transferred each month must be at least an amount sufficient to transfer the entire amount out of the systematic transfer account in either four or 12 equal monthly payments.
     .    Transfers must be at least $50 per Subaccount.
     . Upon receipt of funds by Section 1035 exchange, the four or 12 monthly payment requirement is restarted and the minimum monthly transfer amount is recalculated.
     .    Cannot begin before the end of the Policy's "right to examine" period.
     . You may specify transfers be made on the 1/st/ through the 28/th/ day of the month. Transfers will be made on the date you specify (or if that is not a Business Day, the transfers will be made on the next Business Day). If you do not select a start date, the STEP program will begin on the next Policy monthly anniversary following the date the Policy's "right to examine" period ends.
     .    No transfers may be made into the systematic transfer account.
     . All funds remaining in the systematic transfer account on the date of the last monthly transfer will be transferred to the Subaccounts in a pro rata amount consistent with your allocation instructions.
     . The STEP program ends the earlier of the date when all amounts in the systematic transfer account have been transferred or the date of the last monthly STEP program transfer.

[_]  ASSET ALLOCATION PROGRAM

The asset allocation program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.

     The asset allocation program allows you to allocate purchase payments and policy value among designated Subaccounts and the fixed account. You can specify your own desired allocation instructions, or you can choose to use one of the five asset allocation models outlined below. The fixed rate options are not included in this program.

Asset Allocation Program Rules:

     .  The asset allocation program is free.
     . You must request the asset allocation program in the Policy application or by Written Notice or an authorized telephone transaction.
     . Changed instructions, or a request to end this program, must also be by Written Notice or authorized telephone transaction.
     . You must have at least $10,000 of Accumulation Value to begin the asset allocation program.
     . Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
     . The asset allocation program will automatically rebalance your value in the Subaccounts to the model you select on an annual basis, unless you designate semiannual or quarterly rebalancing. Your value in the Subaccounts will be rebalanced to the then-current version of the model in effect.
     . The Series Funds that are included in a model may change from period to period. Your election to use a model will remain in effect, without regard to changes in the funds in that model, unless you provide us with changed instructions.

     The asset allocation program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.

-----------------------------------------------------------------------------------------------------------------------------
                                                      ASSET ALLOCATION MODELS
                                                       CURRENT ALLOCATIONS*
-----------------------------------------------------------------------------------------------------------------------------
                                                Principal       Portfolio                         Capital          Equity
                                                Conserver       Protector     Income Builder    Accumulator       Maximizer
                                             (conservative)    (moderately      (moderate)      (moderately     (aggressive)
                                                              conservative)                     aggressive)
                 Portfolio                          %               %               %                %                %
------------------------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization                                                                  3                6
Deutsche VIT EAFE(R)Equity Index Fund               4                6              7                9               14
Deutsche VIT Small Cap Index Fund                                    3              4                6                4
Federated Prime Money Fund II                      25               15              8
Fidelity VIP Equity Income                                                          5                6               10
Fidelity VIP II Index 500                           5               10             10               11                9
MFS Capital Opportunities Series                    6                6             12               15               16
MFS Global Governments Series                       5                5              5
MFS High Income Series                              5                3              3
MS Emerging Markets Equity                                                          2                3                7
MS Fixed Income                                     5                3
Pioneer Equity-Income VCT                           5               12              5                4
Pioneer Real Estate Growth VCT                                                      4                5                6
Scudder VLIF International                                                                                           14
T. Rowe Price International Stock                                    5              8               12
T. Rowe Price Limited-Term Bond                    40               32             22               19                2
T. Rowe Price New America Growth                                                    5                7               12
----------------------------------------------------------------------------------------------------------------------------------
                            *We retain the right to change model allocations or to substitute portfolio options therein in future prospectuses. Amounts you allocate to a model portfolio will be invested pursuant to the then current portfolio allocations for that model.
----------------------------------------------------------------------------------------------------------------------------------


     We use Ibbotson Associates, Inc. to develop the asset allocation model allocations. They are an investment consulting firm specializing in applying investment theories and empirical findings (such as historical return data collected on the investment portfolios) to quantify the benefits of diversification for particular investment profiles.

[_]  REBALANCING PROGRAM

     The rebalancing program allows you to rebalance part or all of your Accumulation Value among designated Subaccounts and the fixed account pursuant to your instructions on a quarterly, semi-annual, or annual basis. Rebalancing utilizes your allocation instructions in effect at the end of any STEP program period. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

     Rebalancing Program Rules:

The rebalancing program does not protect against a loss, and otherwise is not guaranteed to achieve your goal.

     .  The rebalancing program is free.
     . You must request the rebalancing program and give us your rebalancing instructions by Written Notice or an authorized telephone transfer. Changed instructions, or a request to end this program must also be by Written Notice.
     . You must have at least $10,000 of Policy Accumulation Value to begin the rebalancing program.
     .  You may have rebalancing occur quarterly, semi-annually or annually.
     . Transfers made pursuant to this program do not count in determining whether a transfer fee applies.
     . If you elect the asset allocation program, your value in the Subaccounts will automatically be rebalanced to the model you choose on an annual basis, unless you elect semi-annual or quarterly rebalancing. Your value in the Subaccounts will be rebalanced to the then-current version of the model in effect.

     The rebalancing program does not protect against a loss and may not achieve your investment goal.

----------------------------------------------------------------------
IMPORTANT POLICY PROVISIONS

     The Ultrannuity Series V Policy is a flexible purchase payment variable deferred annuity policy. The Policy allows you to save and invest your assets on a tax-deferred basis. A feature of the Policy distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as you live. In addition, if you die before those payments begin, the Policy will pay a death benefit to your Beneficiary. Some key rights and benefits under the Policy are summarized in this Prospectus; however, you must refer to the Policy itself for the actual terms of the Policy. You may obtain a copy of the Policy from us. The Policy can be purchased as a tax-qualified or nonqualified annuity. The Policy remains in force until surrendered for its Cash Surrender Value, or all proceeds have been paid under an annuity payout option or as a death benefit.

[_]  POLICY APPLICATION AND ISSUANCE

     To purchase a Policy, you must submit an application and a minimum initial purchase payment. A Policy usually will be issued only if you are age 0 through 85 (0 through 78 in Pennsylvania). We reserve the right to reject any application or purchase payment for any reason.

Replacing an existing annuity policy is not always your best choice. Evaluate any replacement carefully.

     If your application is in good order upon receipt, we will credit your initial net purchase payment to the Policy's Accumulation Value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or your payment. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to explain the delay; at that time we will refund your initial purchase payment unless you consent to our retaining it to apply it to your Policy once all Policy issuance requirements are met. The date we credit your initial net purchase payment to your Policy's Accumulation Value is the date of issue of the Policy.


     You can purchase a tax-qualified policy in connection with a Section 401(a) pension or profit-sharing plan, a Section 403(b) tax-sheltered annuity or an IRA or Roth IRA, subject to certain limitations. See the FEDERAL TAX MATTERS section of this Prospectus for details.

Application in Good Order

     All application questions must be answered, but particularly note these requirements:

     . The Owner's and the Annuitant's full name, Social Security number, and date of birth must be included.
     . Your purchase payment allocations must be completed, be in whole percentages, and total 100%.
     .    Initial purchase payment must meet minimum purchase payment requirements.
     .    Your signature and your agent's signature must be on the application.
     .    Identify the type of plan, whether it is nonqualified or qualified.
     .    City, state, and date application was signed must be completed.
     .    Your agent must be both properly licensed and appointed with us.

Purchase Payment Requirements

     Your purchase payment checks should be made payable to "United of Omaha Life Insurance Company." We may postpone crediting any payment made by check to your Policy's Accumulation Value until your bank has honored the check. Payment by certified check, banker's draft, or cashier's check will be promptly applied. We may also postpone crediting any purchase payment until your allocation instructions are in good order. Under our Electronic Fund Transfer program, you may select a monthly payment schedule for us to automatically deduct purchase payments from your bank account or other sources. We reserve the right to change the following purchase payment requirements.

     Initial Purchase Payment:
     ------------------------

     .    The only purchase payment required. All others are optional.
     . Must be at least $5,000; $2,000 if payment is made via our electronic fund transfer program and you elect to make additional electronic fund transfer payments of $100 per month, or quarterly, semiannual or annual payment equivalents.

     Additional Purchase Payments:
     ----------------------------

     . Must be at least $500; $100 if payments are made via our electronic fund transfer program.
     . Will not be accepted on or after the sooner of (i) the Policy anniversary following your 88th birthday (78/th/ birthday in Pennsylvania) or (ii) your Annuity Starting Date.

Allocating Your Purchase Payments

     You must allocate your purchase payments to one or more of the variable investment or fixed rate options. The allocations in your Policy application will be used for additional purchase payments until you change your allocation. If you do not specify any allocation, we will not accept your purchase payment.

     .    Allocations must be in whole percentages, and total 100%.
     . The minimum allocation amount is $500 ($100 under the electronic fund transfer program).
     . You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to payments received on or after the date we receive your Written Notice or authorized telephone transaction.
     . All purchase payments will be allocated pursuant to your instructions on record with us, except your initial purchase payment and any additional purchase payments received during your Policy's "right to examine" period may be subject to the following special requirements.

     "Right to Examine" Period Allocations:
      -------------------------------------

     Return of Value States. In states that permit us to refund your Accumulation Value upon your cancellation of the Policy during the "right to examine" period, we will allocate your initial purchase payment to your selected Subaccounts on the date of issue of the Policy.

     Return of Purchase Payment States. In states that require us to refund at least your full purchase payment upon your cancellation of the Policy during the "right to examine" period, we will hold the portion of your initial purchase payment allocated to the Subaccounts in the Federated Prime Money Fund II Subaccount for the applicable "right to examine" period specified by the state of issue, plus five days from the date we mail the Policy to you. (Since the "right to examine" period is measured from the date you receive the Policy, the extra five days is to allow for estimated time needed to deliver the Policy.) At the end of that period, if you decide to keep your Policy, we will invest your initial purchase payment in the Subaccounts pursuant to your application instructions. (Any additional purchase payments we receive during the "right to examine" period plus five days will be allocated in the same manner.)

[_]  ACCUMULATION VALUE

     On your Policy's date of issue, the Accumulation Value equals the initial purchase payment less any charge for applicable premium taxes. On any Business Day thereafter, the Accumulation Value equals the sum of the Policy's values in the Variable Account and the fixed rate options. The Policy's Accumulation Value is expected to change from day to day, reflecting the expenses and investment experience of the selected investment portfolios (and interest earned in the fixed rate options) as well as the Policy's deductions for charges.

Variable Account Value

     The Policy's value in the Variable Account equals the sum of the Policy's Accumulation Values for each Subaccount. The Accumulation Value for each Subaccount equals:

          (a) the current number of Accumulation Units in the Subaccount for the Policy; multiplied by
          (b) the current Accumulation Unit value.

     A net purchase payment, withdrawal or transfer allocated to a Subaccount is converted into Accumulation Units by dividing the dollar amount by the Accumulation Unit value for the day during which the net purchase payment or transfer is allocated to or transferred from the Variable Account. The initial Accumulation Unit value for each Subaccount was set at $10 when the Subaccount was established (except it was $1 for the Federated Prime Money Fund II Subaccount). The Accumulation Unit value may increase or decrease from one day to the next.

     The Accumulation Unit value for a Subaccount on any Business Day is calculated as follows:

          (a) The net asset value per share of the applicable investment portfolio multiplied by the number of shares held in the Subaccount, before the purchase or redemption of any shares on that date; minus
          (b) the cumulative unpaid charge for the mortality and expense risk charge, administrative expense charge and a charge for the enhanced death benefit, if any; minus
          (c) any applicable charge for federal and state income taxes, if any; the result divided by
          (d) the total number of Accumulation Units held in the Subaccount on that date, before the purchase or redemption of any Accumulation Units on that day.

     Positive investment experience of the applicable portfolio will increase the Accumulation Unit values and negative investment experience will decrease the Accumulation Unit values. Expenses and deductions will have a negative effect on unit values.

Fixed Account Value

     The accumulation value of the fixed account on any Business Day equals:

          (a) the accumulation value at the end of the preceding Business Day; plus
          (b) any net purchase payments credited since the end of the previous Business Day; plus
          (c) any transfers from the Subaccounts credited to the fixed account since the end of the previous Business Day; minus
          (d) any transfers from the fixed account to the Subaccounts since the end of the previous Business Day; minus
          (e) any partial withdrawal and withdrawal charge taken from the fixed account since the end of the previous Business Day; plus
          (f)  interest credited on the fixed account balance.

Systematic Transfer Account Value

     The accumulation value of any systematic transfer account on any Business Day equals:

          (a)  the value at the end of the preceding Business Day; plus
          (b) any purchase payments credited since the preceding Business Day; minus
          (c) any transfers from the systematic transfer account to the Subaccounts since the end of the previous Business Day; plus
          (d)  interest credited on the systematic transfer account balance.

[_]  TELEPHONE TRANSACTIONS

     Telephone Transactions Permitted                  Telephone Transaction Rules:
     .    Transfers.                                   . Only you may elect. Do so on the Policy
     .    Partial withdrawals of $10,000 or less         application or by prior Written Notice to us.
          by you (may be restricted in community       . Must be received by close of the New York
          property states).                              Stock Exchange ("NYSE") (usually 3 p.m. Central
     .    Change of purchase payment allocations.        Time); if later, the transaction will be processed
                                                         the next Business Day.
                                                       . Will be recorded for your protection.
                                                       . For security, you must provide your Social
                                                         Security number and/or other identification
                                                         information.
                                                       . May be discontinued at any  time as to some or all Owners.

     We are not liable for following telephone transaction instructions we reasonably believe to be genuine. Any Owner individually can make telephone transactions, even if there are joint Owners.

[_]  DEATH OF ANNUITANT

     If the Annuitant is an Owner or joint Owner, the death of the Annuitant will be treated as the death of an Owner.

     If the Annuitant is not an Owner, and the Annuitant dies before the Annuity Starting Date, you may name a new Annuitant. If you do not name a new Annuitant, you will become the Annuitant.

[_]  DELAY OF PAYMENTS

     We will usually pay any amounts from the Variable Account requested as a partial withdrawal or cash surrender within seven days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if: (i) the NYSE is closed for other than customary weekend and holiday closings; (ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

     We may defer payments of partial withdrawals or a cash surrender from the fixed account for up to six months (30 days in West Virginia) from the date we receive your Written Notice.

     We reserve the right to delay payments of partial withdrawals or a cash surrender from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

[_]  MINOR OWNER OR BENEFICIARY

     A minor may not own the Policy solely in the minor's name and cannot receive payments directly as a Policy Beneficiary. A minor can "own" a Policy through the trustee of a trust established for the minor's benefit, or through the minor's named and court appointed guardian, who owns the Policy in his or her capacity as trustee or guardian. Where a minor is a named Beneficiary, we are able to pay the minor's Beneficiary payments to the minor's trustee or guardian. Some states allow us to make such payments up to a limited amount directly to parents. Parents seeking to have a minor's interest made payable to them for the minor's benefit are encouraged to check with their local court to determine the process to be appointed as the minor's guardian; it is often a very simple process that can be accomplished without the assistance of an attorney. If there is no adult representative able to give us an adequate release for payment of the minor's Beneficiary interest, we will retain the minor's interest on deposit until the minor attains the age of majority.

[_]  POLICY TERMINATION

     We may cancel your Policy upon 60 days' notice to you if the Accumulation Value falls below $500. This cancellation would be a full surrender of the Policy. Upon Policy termination, a withdrawal charge and premium taxes may apply.

-----------------------------------------------------------
EXPENSES

     The charges and fees described below compensate us for our expenses in distributing the Policy, bearing mortality and expense risks under the Policy, and administering the investment options and the Policy. Except where stated otherwise, charges and fees shown are the maximum we will charge, and some actual expenses may be less. These charges and fees will reduce the value of your Policy and the return on your investment. Each Series Fund also deducts expenses from each portfolio; those expenses are described in each Series Fund prospectus.

[_]  WITHDRAWAL CHARGE

       ------------------------------------------------------------------------
       Years Since Receipt of Purchase Payment   1   2   3   4   5   6   7   8+
       ------------------------------------------------------------------------
       Applicable Withdrawal Charge Percentage   7%  6%  5%  4%  3%  2%  1%  0%
       ------------------------------------------------------------------------

     ----------------------------------------------------------------------
     We determine the amount of the withdrawal charge by multiplying the amount of each purchase payment withdrawn by the applicable withdrawal charge percentages. The oldest purchase payment is considered to be withdrawn first; the next oldest purchase payment is considered to be withdrawn next, and so on (this is a "first-in, first-out" procedure). All purchase payments are deemed to be withdrawn before any earnings.
     ----------------------------------------------------------------------

     We will deduct a withdrawal charge, expressed as a percentage of any purchase payment surrendered or withdrawn, upon a full surrender or partial withdrawal, except as provided below. A withdrawal charge may also be deducted on the Annuity Starting Date from amounts applied to provide annuity payments. This charge partially covers our distribution expenses, including commissions and other promotional expenses. The withdrawal charge percentage varies depending upon the number of years elapsed since the date the purchase payment was made. The amount of a partial withdrawal you request plus the withdrawal charge is deducted from the Accumulation Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the fixed account and the systematic transfer accounts on a pro rata basis, unless you instruct us otherwise.

     The withdrawal charge will not apply:

     a) to a death benefit paid under the Policy;
     b) to any amounts available for withdrawal under the Free Partial Withdrawal provision below;
     c) when the Waiver of Withdrawal Charges provision is exercised, as described below;
     d) to a qualified plan required minimum distribution amount which is based solely on the Accumulation Value of this Policy; or
     e) to amounts you paid in excess of the allowable tax deduction that we refund to you.

     The withdrawal charge will not cover our cost of distributing the Policies. Any deficiency is met from our general funds, including amounts derived from the mortality and expense risk charge (described below).

Free Partial Withdrawals

     Each Policy Year, you can withdraw up to 15% of Accumulation Value without incurring a withdrawal charge. This "free withdrawal amount" is based on the Accumulation Value at the time of the first withdrawal each Policy Year. Additional limits apply to withdrawals from the fixed account. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy Anniversary to provide lifetime annuity payments under payout option 4 (but it does apply to proceeds placed under any other payout options).

Withdrawal Charge Waivers

     We will waive the withdrawal charge upon partial withdrawals and surrenders in the following situations. Each waiver may not be available in every state.

     Hospitalization and Nursing Home Waiver. Any partial withdrawal or
     ---------------------------------------
surrender made pursuant to your confinement, upon the recommendation of a licensed physician, to the following facilities for 30 or more consecutive days:
(a) a hospital licensed or recognized as a general hospital by the state in which it is located; (b) a hospital recognized as a general hospital by the Joint Commission on the Accreditation of Hospitals; (c) a Medicare certified hospital; (d) a state licensed nursing home with a registered nurse on duty 24 hours a day; and (e) a Medicare certified long-term care facility. This waiver only applies to partial withdrawals and surrenders requested no later than 91 days after the last day of confinement to such facility. Proof of confinement must be provided. This waiver is not available if any Owner is confined to any of these facilities on the date of issue of the Policy (except in Pennsylvania).

     We will not accept any additional purchase payments under your Policy once this waiver is elected.

     Disability Waiver. Any partial withdrawal or surrender where you are
     -----------------
physically disabled. We may require proof of such disability, including written confirmation of approval of any claim for Social Security Disability Benefits. Proof of continued disability may be required through the date of any partial withdrawal or surrender. We reserve the right to have any Owner claiming such disability examined by a licensed physician of our choice and at our expense.

     We will not accept any additional purchase payments under a Policy once this waiver has been elected. The disability waiver is not available if any Owner is receiving Social Security Disability Benefits on the date of issue of the Policy (not applicable in certain states) or is age 65 or older on the date of withdrawal.

     Terminal Illness Waiver (Limited Life Expectancy Waiver in Pennsylvania).
     ------------------------------------------------------------------------
Any partial withdrawal or surrender after you are diagnosed with a terminal illness. A terminal illness is a medical condition that, with a reasonable degree of medical certainty, will result in your death within 12 months or less (24 months or less in Massachusetts). We may require proof of such illness including written confirmation from a licensed physician. We reserve the right to have an Owner diagnosed with such illness examined by a licensed physician of our choice and at our expense.

     We will not accept any additional purchase payments under a Policy once this waiver has been elected. The terminal illness waiver is not available if any Owner is diagnosed with a terminal illness prior to or on the date of issue of the Policy (not applicable in certain states).

     Unemployment Waiver. Any partial withdrawal or surrender in the event you
     -------------------
become unemployed. The unemployment waiver is only available upon submission of a determination letter from a state department of labor indicating you received unemployment benefits for at least 60 consecutive days prior to the election of such waiver. The unemployment waiver may be exercised only once and is not available if any Owner or Annuitant is receiving unemployment benefits on the date of issue of the Policy (except in Pennsylvania).

     Transplant Waiver. Any partial withdrawal or surrender if you undergo
     -----------------
transplant surgery as an organ donor or recipient for the following body organs: heart, liver, lung, kidney, pancreas; or as a recipient of a bone marrow transplant. Within 91 days of surgery, you must submit a letter from a licensed physician (who is not the Owner of this Policy) stating that you underwent transplant surgery for any of these organs. We reserve the right to have you examined by a physician of our choice and at our expense. This waiver may be exercised only once per transplant surgery.

     Residence Damage Waiver. Any partial withdrawal or surrender if your
     -----------------------
primary residence suffers physical damage in the amount of $50,000 or more. To claim this waiver, send us a certified copy of a licensed appraiser's report stating the amount of the damage. This certified copy must be submitted within 91 days of the date of the appraiser's report. We reserve the right to obtain a second opinion by having the affected residence inspected by a licensed appraiser of our choice and at our expense, and to rely upon our appraiser's opinion. This waiver may be exercised only once per occurrence.

     Death of Spouse or Minor Dependent Waiver. Partial withdrawals or
     -----------------------------------------
surrenders of the following percentage of Accumulation Value made within six months of your spouse's or minor dependent's death: death of spouse, 50%; death of minor dependent, 25%. We must receive proof of death. This waiver may be exercised once for a spouse and once for each minor dependent, subject to no more than 50% of the Accumulation Value being withdrawn pursuant to this waiver each year. Subsequent withdrawals, or withdrawals above the waiver limit, are subject to the withdrawal charge.

[_]  MORTALITY AND EXPENSE RISK CHARGE

     We impose a daily charge to compensate us for the mortality and expense risks we have under the Policy. This charge is equal to an annual rate of 1.00% of the value of the net assets in the Variable Account, and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount.

--------------------------------------------------------------------------
1.00% annual rate, deducted daily from net assets in the Variable Account.
--------------------------------------------------------------------------

     Our mortality risk arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Starting Date. The mortality risk we assume is that Annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an Annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Policy.

     Our expense risk is that our costs to administer your Policy will exceed the amount we collect through administrative charges.

     If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is profit to us. We expect a profit from this charge. If the withdrawal charge does not cover our Policy distribution costs, the deficiency is met from our general corporate assets, which may include amounts, if any, derived from this mortality and expense risk charge.

[_]  ADMINISTRATIVE CHARGES

     These charges help cover our cost to administer your Policy and will not increase.

-----------------------------------------------------------------
Policy Fee             $30 annually
-----------------------------------------------------------------
Administrative         0.20% annual Rate, deducted daily from the
Expense Charge         net assets of each Subaccount
-----------------------------------------------------------------

     We deduct a Policy fee of $30 from your Policy's value in the Variable Account on the last Business Day of each Policy Year prior to the Annuity Starting Date (and upon a complete surrender). This fee is levied by canceling Accumulation Units. The Policy fee is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account. This fee is waived if your Policy's Accumulation Value exceeds $50,000 on the last Business Day of the applicable Policy Year. This fee is also waived for employees of ours or our affiliated Mutual of Omaha Companies.

     We also deduct a daily charge to compensate us for the expenses that we incur to administer your Policy. This administrative expense charge is equal to an annual rate of 0.20% of the value of the Policy's assets in the Variable Account and will not increase. This charge is reflected in the Accumulation Unit values for each Subaccount. The administrative expense charge is deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total value in the Variable Account.

[_]  ENHANCED DEATH BENEFIT CHARGE

     This charge compensates us for expenses and increased risks associated with providing the Enhanced Death Benefit. If you elect the enhanced death benefit amendment, we deduct a daily charge which is equivalent to an annual charge of 0.35%, assessed proportionately on the net assets of each Subaccount. (If you elected this benefit prior to May 1, 1998, we deduct an annual charge of 0.35% of the Average Death Benefit Amount from your Variable Account assets by canceling Accumulation Units at each Policy Anniversary and at surrender.)

----------------------------------------------------------------------------
0.35% annual rate, or less, of the Average Death Benefit Amount for Policies issued prior to May 1, 1998; a daily charge which is equivalent to an annual charge of 0.35% on Policies issued on or after May 1, 1998.
----------------------------------------------------------------------------

     The 0.35% annual charge for an election of this benefit prior to May 1, 1998 will differ from the daily charge for those Policies electing this benefit after May 1, 1998 if the Average Death Benefit Amount is more or less than the average Accumulation Value of the Policy's Subaccounts during the Policy Year.

[_]  TRANSFER FEE

     The first 12 transfers from Subaccounts, and all transfers from the fixed account or the systematic transfer accounts are free. A transfer fee of $10 may be imposed for any transfer in excess of 12 per Policy Year. The transfer fee is deducted from the amount transferred on the date of the transfer. Simultaneous requests are treated as a single request. We will not impose the fee for transfers that are not the result of your request. Dollar cost averaging, asset allocation, the STEP program and rebalancing program transfers do not count toward the 12 free transfers.

--------------------------------------------------------------------
$10 per Subaccount transfer after 12 free transfers each Policy Year
--------------------------------------------------------------------

[_]  PREMIUM TAX CHARGE

-------------------
Varies, up to 3.5%.
-------------------

     Some states and municipalities levy a tax on annuity contracts issued by insurance companies, ranging up to 3.5% of your purchase payments. These tax rates, and the timing of the tax, vary and may change. Depending upon when the tax is paid by us in the state governing your Policy, if any, we deduct a charge for the tax (except in Oregon) we are obliged to remit either (a) from purchase payments as they are received, (b) upon surrender of the Policy, (c) upon your death, or (d) upon applying the Policy proceeds to an annuity payout option.

[_]  OTHER TAXES

----------------
Currently, NONE.
----------------

     No charges are currently made for taxes other than premium taxes. We reserve the right to levy charges in the future for taxes or other economic burdens resulting from taxes that we determine are properly attributable to the Variable Account.

[_]  OTHER EXPENSES; INVESTMENT ADVISORY FEES

---------------------------------------------------------------------------
See the INTRODUCTION AND SUMMARY section and each Series Fund's prospectus.
---------------------------------------------------------------------------

     Each Series Fund portfolio is responsible for its own expenses. The net asset value per share for each portfolio reflects deductions for investment advisory fees and other expenses. These charges are disclosed in each Series Fund's prospectus which accompany this Prospectus. They are also summarized in the Series Fund annual expenses table in the INTRODUCTION AND SUMMARY section at the beginning of this Prospectus.

-----------------------------------------------------------
POLICY DISTRIBUTIONS

     There are several ways to take all or part of your investment out of your Policy, both before and after the Annuity Starting Date. Taxes, tax penalties and withdrawal charges may apply to amounts taken out of your Policy before the Annuity Starting Date. Your Policy also provides several kinds of death benefits that may be paid upon your death prior to the Annuity Starting Date. All or part of a death benefit may be taxable.

[_]    WITHDRAWALS

     You may withdraw all or part of your Policy's Cash Surrender Value prior to the Annuity Starting Date. Amounts withdrawn, except for "free" partial withdrawals described below, are subject to a withdrawal charge. Following a full surrender of the Policy, or at any time the Accumulation Value is zero, all your rights in the Policy end. Total surrender requires you to return your Policy to us.

------------------------------
Withdrawals may be subject to:
     -    Income Tax
     -    Penalty Tax
     -    Withdrawal Charge
     -    Premium Tax Charge
------------------------------

"Free" Partial Withdrawals

     Each Policy Year you may withdraw up to 15% of your Policy's Accumulation Value, calculated as of the date of the first withdrawal that year, without
                  ------------------------------------------------
deduction of a withdrawal charge (additional limits apply to withdrawals from the fixed account). The 15% amount is determined when the first withdrawal is made during the applicable year; additional purchase payments contributed later in that Policy Year or on the date of your request are not included in determining the 15% amount.

Systematic Withdrawal Plan

     The systematic withdrawal plan allows you to automatically withdraw payments of a predetermined dollar amount or fixed percentage of Accumulation Value from a specified investment option monthly, quarterly, semiannually or annually. Although this Plan mimics annuity payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a tax adviser before requesting this plan.

Withdrawal Rules

     . Withdrawals must be by Written Notice or authorized telephone transaction. The "Request for Systematic Withdrawal Plan" form must specify a date for the first payment, which must be at least 30 but not more than 90 days after the form is received by us.

     . Minimum withdrawal is $500 from any investment option ($100 for the systematic withdrawal plan).

     . Any partial withdrawal must leave an Accumulation Value of at least $500. If less than $500 remains in an investment option, we will treat your withdrawal request as a full withdrawal of that investment option.

     . No more than a pro rata amount (or 10% of the fixed account, whichever is less) may be withdrawn from the fixed account or systematic transfer account for any partial withdrawal. Withdrawals from the systematic transfer account will not affect the minimum monthly transfer amount from that account, so they will cause the total amount to be transferred to be complete in less time than originally anticipated. Only one withdrawal per year is allowed out of the fixed account.

     . Withdrawals result in cancellation of Accumulation Units from each applicable Subaccount and deduction of Accumulation Value from the fixed rate options in the ratio that the value of each such investment option bears to the Policy's total Accumulation Value (i.e., pro rata from each applicable investment option). If you do not specify which investment option(s) to take the withdrawal from, it will be taken from each investment option in the proportion that the Accumulation Value in each investment option bears to the Policy's total Accumulation Value.

     . Because a withdrawal charge and a premium tax charge may apply to withdrawals, and because you bear the investment risk for all amounts you allocate to the Variable Account, the total amount paid to you upon total surrender of the Policy (taking any prior partial withdrawals into account) may be less than the total purchase payments made.

     . Unless you give us Written Notice to not withhold taxes from a withdrawal, we must withhold 10% of the amount withdrawn to be paid as a federal tax, as well as any amounts required by state law to be withheld for state income taxes.

ANNUITY PAYMENTS

     A primary function of an annuity contract, like this Policy, is to provide annuity payments to the payee(s) that you name. The level of annuity payments is determined by your Policy Accumulation Value, the Annuitant's sex (except where prohibited by law) and age, and the annuity payout option selected.

-----------------------------------------------------------------------------
Annuity payments:

     -    may be fixed or variable;
     - may be subject to a withdrawal charge if made within 2 years of the last purchase payment; and
     -    may be taxable, and if premature, subject to a tax penalty.
-----------------------------------------------------------------------------

     Annuity payments may be subject to a withdrawal charge. A withdrawal charge is not applied on the Annuity Starting Date if you apply the Accumulation Value after the second Policy anniversary to provide lifetime annuity payments under annuity payout option 4. However, the withdrawal charge does apply to Accumulation Value placed under other annuity payout options.

     Annuity payment payees must be individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity payout option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or Annuitant's age or survival. Unless you specify otherwise, the payee is the Annuitant.

     Fixed Annuity Payments. Fixed annuity payments are based on a fixed rate of
     ----------------------
     interest at or higher than the minimum effective annual rate which is guaranteed to yield 3% on an annual basis. We have sole discretion whether or not to pay a higher rate for payout options 1, 2, 3, or 6 (see below). Current immediate annuity rates for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Policy). The guaranteed amounts are based on the 2000a mortality table, and an interest rate which is guaranteed to yield 3% on an annual basis. Current interest rates, and further information, may be obtained from us.

          Fixed annuity payments are available under all six annuity payout options. The amount of each fixed annuity payment is set and begins on the Annuity Starting Date, and does not change.

     Variable Annuity Payments. Variable annuity payments, other than the first,
     -------------------------
     vary in amount depending upon the investment performance of the applicable Subaccounts.

     The first variable annuity payment amount is determined by applying the Annuity Purchase Value allocated to variable annuity payments to the annuity table applicable to the payout option chosen. The tables are determined from the 2000a mortality table with an assumed investment rate of 4%. If more than one Subaccount has been selected, the Annuity Purchase Value of each Subaccount is applied separately to the annuity table to determine the amount of the first annuity payment attributable to that particular Subaccount.

--------------------------------------------------------------------------------
"Annuity Purchase Value" is the Accumulation Value on the Annuity Starting Date reduced by any applicable withdrawal charge, annual Policy fee, premium taxes, and income taxes and penalty tax.
--------------------------------------------------------------------------------

     Subsequent annuity payment amounts (after the first) are the sum of: the number of Variable Annuity Units for each Subaccount as determined for the first annuity payment multiplied by the value of a Variable Annuity Unit for that Subaccount 10 days prior to the date the variable annuity payment is due. This amount may increase or decrease from month to month. The number of Variable Annuity Units for each Subaccount is calculated by dividing the dollar amount of the first payment attributable to that Subaccount by the annuity unit value as of the date the amount of the first payment is calculated.

     If the net investment return of a Subaccount for a payment period is equal to the pro rated portion of the assumed investment rate, the variable annuity payment attributable to that Subaccount for that period will equal the payment for the prior period. To the extent that such net investment return exceeds the assumed investment rate for a payment period, the payment for that period will be greater than the payment for the prior period. To the extent that such return for a period falls short of the assumed investment rate, the payment for that period will be less than the payment for the prior period.

     Only annuity payout options 2, 4 and 6 are available for variable annuity payments.

Annuity Starting Date

     You select the Annuity Starting Date by completing an election form that you can request from us at any time. The Annuity Starting Date is the date that annuity payments begin. This date may not be any earlier than the second Policy anniversary. This date may be as late as the Policy's annual anniversary date following the Annuitant's 95th birthday (85th in Pennsylvania). Tax-qualified Policies may require an earlier Annuity Starting Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Starting Date.

Transfers after the Annuity Starting Date

------------------------------------------------------------------------------
Only 4 transfers are allowed each Policy Year after the Annuity Starting Date.
------------------------------------------------------------------------------

     After the Annuity Starting Date, you may transfer amounts applied to variable annuity payments from one Subaccount to another or to the fixed account. Transfers are based on the Variable Annuity Unit values for the Business Day during which we receive your transfer request. A designated number of Variable Annuity Units of the designated Subaccount(s) is exchanged for another Subaccount(s) Variable Annuity Units, the value of which is such that the dollar amount of an annuity payment made on the date of the exchange would be unaffected by the exchange.

Selecting an Annuity Payout Option

------------------------------------------------------------------------------
The longer the guaranteed or projected annuity payout option period, the lower the amount of each annuity payment.
------------------------------------------------------------------------------

     You choose the annuity payout option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice that we receive at least 30 days before the Annuity Starting Date. If no selection is made by then, we will apply Accumulation Value in the Variable Account to provide variable annuity payments, and Accumulation Value in the fixed account to provide fixed annuity payments, and annuity payments will be made under payout option 4 providing lifetime income with payments guaranteed for 10 years. We may pay your Policy proceeds in one sum if they are less than $2,000, or when the payout option chosen would result in periodic payments of less than $20.

     If you die before the Annuity Starting Date (and the Policy is in force), your Beneficiary may elect to receive the death benefit under one of the annuity payout options (unless applicable law or a settlement agreement dictate otherwise).

Annuity Payout Options

     If the continuation of variable payments being made under an option does not depend upon the payee remaining alive, you may surrender your Policy and receive the commuted value of any unpaid payments. However, if your payments under an option depends upon the payee's continued life, you cannot surrender your Policy for cash. In this case, once option payments commence, payments will end upon the payee's death.

     When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

     NOTE: Unless you elect a payout option with a guaranteed period or option 1, it is possible that only one annuity payment would be made under the annuity payout option if the Annuitant dies before the due date of the second annuity payment, only two annuity payments would be made if the Annuitant died before the due date of the third annuity payment, etc.

     Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

The following annuity payout options are currently available:

1)   Proceeds Held on Deposit at Interest. While proceeds remain on deposit, we
     ------------------------------------
     annually credit interest to the proceeds. The interest may be paid to the payee or added to the amount on deposit.

2)   Income of a Specified Amount. Proceeds are paid in monthly installments of
     ----------------------------
     a specified amount over at least a five-year period until proceeds, with interest, have been fully paid.

3)   Income for a Specified Period. Periodic payments of proceeds are paid for
     -----------------------------
     the number of years chosen. If no other frequency is selected, payments will be made monthly. A table in the Policy illustrates monthly incomes for each $1,000 of proceeds, which include interest.

4)   Lifetime Income. Proceeds are paid as monthly income during the Annuitant's
     ---------------
     life. The amount of the monthly income annuity payment will be an amount computed using either the Lifetime Monthly Income Table set forth in the Policy (based on the 2000a mortality table) or, if more favorable to the Payee, our then current lifetime monthly income rates for payment of proceeds. If a variable payout option is chosen, all variable annuity payments, other than the first variable annuity payment, will vary in amount according to the investment performance of the applicable variable investment options.

     Guarantees available for the Lifetime Income Option
     ---------------------------------------------------

     Guaranteed Period - An amount of monthly income is guaranteed for a
     -----------------
     specified number of years, and thereafter as long as the Annuitant lives.

     Guaranteed Amount - An amount of monthly income is guaranteed until the sum
     -----------------
     of the payments equal the proceeds placed under the option and as long after that as the Annuitant lives.

5)   Lump-Sum. Proceeds are paid in one sum.
     --------

6)   Alternative Schedules. We may be able to accommodate making annuity
     ---------------------
     payments under other options, including joint and survivor periods. Contact us for more information.

[_]  DEATH BENEFITS

     We will pay the death benefit after we receive necessary documentation of an Owner's death, or as soon thereafter as we have sufficient information about the Beneficiary to make the payment. Death benefits may be paid pursuant to an annuity payout option (including a lump-sum payment) to the extent allowed by applicable law (see "IRS Required Distributions," below) and any settlement agreement in effect at your death. If the Beneficiary does not make an annuity payout option election within 60 days of our receipt of Due Proof of Death regarding your death, we will issue a lump-sum payment to the Beneficiary.

     If an Owner of the Policy is a corporation, trust or other nonindividual, we treat the primary Annuitant as an Owner for purposes of determining payment of the death benefit. The "primary Annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Policy. A change in the primary Annuitant will be treated as the death of an Owner.

     If the Annuitant is an Owner or joint Owner, the Annuitant's death is treated as an Owner's death.

--------------------------------------------------------------------------------
A death benefit is payable upon:
     - purchase payment check or draft being honored (i.e., your Policy is in force);
     -    receipt of Due Proof of Death of the first Owner to die;
     -    election of an annuity payout option (or lump-sum payment); and
     -    proof that such Owner died before annuity payments begin.

"Due Proof of Death" is a certified copy of a death certificate, a certified copy of a decree of a court of competent jurisdiction as to the finding of death, a written statement by the attending physician, or any other proof satisfactory to us.
--------------------------------------------------------------------------------

     If the Annuitant is not an Owner and the Annuitant dies before the Annuity Starting Date, the Owner may name a new Annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new Annuitant, the Owner will become the Annuitant.

     We will deduct a charge for any applicable premium tax not previously deducted from the death benefit payable.

Standard Death Benefit

     If you or a joint Owner dies before the Annuity Starting Date (and the Policy is in force), the Policy will terminate, and we will pay a death benefit to your Beneficiary. The death benefit equals the greater of:

     1) your Policy's Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes on the later of the Business Day we receive Due Proof of Death or an annuity payout option is elected; or

     2) the sum of net purchase payments reduced proportionately by partial withdrawals.

     A partial withdrawal will reduce the standard death benefit in the same proportion that the Accumulation Value was reduced on the date of the withdrawal. For each withdrawal, the reduction is calculated by multiplying the death benefit by a fraction where the numerator of the fraction is the amount of the partial withdrawal and the denominator is the Accumulation Value immediately prior to the withdrawal. Therefore, the reduction in death benefit will exceed the amount withdrawn when the death benefit is greater than the Accumulation Value at the time of the withdrawal.

     If you or a joint Owner dies on or after the Annuity Starting Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid at least as rapidly as under the annuity payout option then in effect.

Enhanced Death Benefit

     The enhanced death benefit rider is only available to Owners under age 80 in lieu of the standard death benefit. There is a charge for the enhanced death benefit rider that is a daily charge which is equivalent to an annual rate of 0.35% assessed upon the net assets of each Subaccount. The enhanced death benefit can only be elected prior to issue of the Policy. Once elected, you may
                                                          ---------------------
only revoke the enhanced death benefit as of the next Policy anniversary after
------------------------------------------------------------------------------
the date we receive Written Notice of your revocation. Once revoked, you may not
--------------------------------------------------------------------------------
again elect the enhanced death benefit. The enhanced death benefit may not be
--------------------------------------
available in all states.

     If you elect the enhanced death benefit and you or any joint Owner dies before attaining age 81 and such death qualifies for a standard death benefit, we will pay an enhanced death benefit equal to the greatest of:

     1) the Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes on the later of the Business Day we receive due proof of death or an election of an annuity payout option;

     2) the greatest Anniversary Value/5/ plus net purchase payments paid since that anniversary and reduced proportionately by any partial withdrawals made after that anniversary; and

     3) the sum of all net purchase payments, less any partial withdrawals, accumulated at an amount which will yield a 4.5% annual rate of interest up to a maximum of two times total net purchase payments.

     If you elect the enhanced death benefit and you or any joint Owner dies after attaining age 81 and such death qualifies for a standard death benefit, we will pay an enhanced death benefit equal to the greatest of:

     1) the Accumulation Value (without deduction of a withdrawal charge) less any charge for applicable premium taxes on the later of the Business Day we receive due proof of death or an election of an annuity payout option;

     2) the greatest Anniversary Value prior to the last Policy anniversary before the Owner attained age 81 plus any net purchase payments paid after that anniversary and reduced proportionately by any partial withdrawals made after that anniversary; and

     3) the sum of all net purchase payments, reduced proportionately by any partial withdrawals accumulated at a 4.5% annual rate of interest up to a maximum of two times total net purchase payments.

Accidental Death Benefit

     If you or any joint Owner die from bodily injury sustained in a common carrier accident, we will pay double the standard death benefit or the enhanced death benefit, as applicable, instead of the amount otherwise payable.

     For the accidental death benefit to be payable, bodily injury must be sustained by the Owner while a passenger in a common carrier. Death must be independent of any sickness or other causes and must occur within 90 days of the date of the accident. We will pay only the standard death benefit or the enhanced death benefit, if applicable, instead of the accidental death benefit, if the Owner's death results from the following: (a) suicide; (b) an act of declared or undeclared war; (c) an injury received while intoxicated; (d) an injury received while the Owner is under the influence of a controlled substance, unless administered on the advice of a physician; or (e) an injury received while committing a felony or engaged in an illegal occupation. The accidental death benefit may not be available in all states.

Beneficiary

     When the Owner dies, we will pay any unpaid guaranteed payments to your Beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

     You may change your Beneficiary by sending Written Notice to us, unless the named Beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named Beneficiary is irrevocable, you may change the named Beneficiary only by Written Notice signed by both you and the Beneficiary. If more than one named Beneficiary is designated, and you fail to specify their interests, they will share equally.

     If there are joint Owners, the surviving joint Owner will be deemed the Beneficiary, and the Beneficiary named in the Policy application or as subsequently changed will be deemed the contingent Beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent Beneficiary.

     If the Beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Policy will terminate, or to continue the Policy in force with the spouse as Owner.

     If the named Beneficiary dies before you, then your estate is the Beneficiary until you name a new Beneficiary.

IRS Required Distribution

     Federal law requires that if your Policy is tax non-qualified and you die before the Annuity Starting Date, then the entire value of your Policy must be distributed within five years of your death. Therefore, any death benefit must be paid within five years after your death. The five-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual Beneficiary; and (b) will be paid over the lifetime or the life expectancy of that Beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The Statement of Additional Information has a more detailed description of these rules. Other required distribution rules apply to tax-qualified Policies.
________________
/5/ The Anniversary Value equals the Accumulation Value on a Policy anniversary.

___________________________
FEDERAL TAX MATTERS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax adviser. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Policy. This discussion of federal income tax considerations relating to the Policy is based upon our understanding of laws as they now exist and are currently interpreted by the Internal Revenue Service ("IRS").

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you take a distribution from the Policy. If you invest in a variable annuity as part of a pension plan or employer-sponsored retirement program, your contract is called a "Qualified Policy." If your annuity is independent of any formal retirement or pension plan, it is termed a "Nonqualified Policy." The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan.

[_]  TAXATION OF NONQUALIFIED POLICIES

     If a non-natural person (e.g., a corporation or a trust) owns a Nonqualified Policy, the taxpayer generally must include in income any increase in the excess of the Accumulation Value over the investment in the Policy (generally, the purchase payments paid for the Policy) during the taxable year. There are some exceptions to this rule and a prospective owner should discuss these with a tax adviser.

     The following discussion generally applies to Policies owned by natural
     -----------------------------------------------------------------------
persons.
-------

 .    Withdrawals. When a withdrawal from a Nonqualified Policy occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Accumulation Value immediately before the distribution over the Owner's investment in the Policy (generally, the purchase payments paid for the Policy, reduced by any amount previously distributed from the Policy that was not subject to tax) at that time. In the case of a surrender under a Nonqualified Policy, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Policy.

 .    Penalty Tax on Certain Withdrawals. In the case of a distribution from a
Nonqualified Policy, there may be imposed a federal tax penalty equal to ten percent of the amount treated as income. In general, however, there is no penalty on distributions:

  -  made on or after the taxpayer reaches age 59 1/2;
  -  made on or after an Owner's death;
  -  attributable to the taxpayer's becoming disabled; or
  - made as part of a series of substantially equal periodic payments for the life (or life expectancy) of the taxpayer.

Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Policy. You should consult a tax adviser with regard to exceptions from the penalty tax.

 .    Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the Policy ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the Policy has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income.

 .    Lump Sum Payments and Proceeds Held on Deposit. Annuity payment amounts that are received as a lump sum payment or held on deposit are taxed in the same manner as a surrender of the Policy. In addition, any interest credited to an amount held on deposit is taxed currently as ordinary income.

 .    Taxation of Death Benefit Proceeds. Amounts may be distributed from the
Policy because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Policy, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments.

 .    Transfers, Assignments or Exchanges of a Policy. A transfer or assignment of ownership of the Policy, the designation of an Annuitant, the selection of certain Annuity Starting Dates, or the exchange of the Policy may result in certain tax consequences to you that are not discussed herein. An Owner contemplating any such transfer, assignment, or exchange, should consult a tax adviser as to the tax consequences.

 .    Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

 .    Multiple Policies. All Nonqualified deferred annuity contracts that are issued by us (or our affiliates) to the same Owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such Owner's income when a taxable distribution occurs.

 .    Further Information. We believe that the Policy qualifies as an annuity contract for federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Policy."

[_]  TAXATION OF QUALIFIED POLICIES

     The tax rules applicable to Qualified Policies vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Policy may be subject to the terms of the retirement plan itself, regardless of the terms of the Policy. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Policy comply with the law. Also, you may wish to consult a tax and/or financial adviser regarding the use of the Policy within a qualified or other retirement plan, since the purchase of a Policy to fund a tax-qualified retirement account does not provide any additional tax-deferred treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, the Policy does provide benefits such as lifetime income payments, family protection through death benefits, guaranteed fees and asset allocation models that many retirement plans do not provide.

 .    Individual Retirement Accounts (IRAs), as defined in Section 408 of the
Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of $2,000 or the amount of the owner's taxable compensation for the year. The contributions may be deductible in whole or in part, depending on the individual's adjusted gross income and whether the individual is an active participant in certain types of other retirement plans. Distributions from certain pension plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than nondeductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless certain exceptions apply. The Internal Revenue Service has not reviewed the Policy for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the enhanced death benefit provision in the Policy comports with IRA qualification requirements.

 .    Roth IRAs, as described in Code Section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made
(1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

 .    Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant, or both may result if the Policy is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Policy. The Policy includes an enhanced death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation Value (and is not available to non-person Owners). The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in any pension or profit-sharing plan. Because the enhanced death benefit may exceed this limitation, employers using the Policy in connection with such plans should consult their tax adviser.

 .    Tax-Sheltered Annuities under Section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a policy that will provide an annuity for the employee's retirement. The Policy will only accept transfers from an existing tax-sheltered annuity contract, and will not accept direct payments of salary reduction contributions. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, separation from service, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties. The Policy includes an enhanced death benefit that in some cases may exceed the greater of the purchase payments or the Accumulation Value. The standard death benefit could be characterized as an incidental benefit, the amount of which is limited in a tax-sheltered annuity. Because the enhanced death benefit may exceed this limitation, individuals using the Policy in connection with such plans should consult their tax adviser.

 .    Other Tax Issues. Qualified Policies have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules.

     Distributions from Qualified Policies generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.

     "Eligible rollover distributions" from Section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is the taxable portion of any distribution from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the Owner chooses a "direct rollover" from the plan to another tax-qualified plan or IRA.

[_]  POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative change is uncertain, there is always the possibility that the tax treatment of the Policy could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Policy.

     We have the right to modify the Policy in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract Owners currently receive. We make no guarantee regarding the tax status of any Policy and do not intend the above discussion as tax advice.

________________________
MISCELLANEOUS

[_]  DISTRIBUTOR OF THE POLICIES

     Mutual of Omaha Investor Services, Inc. ("MOIS"), Mutual of Omaha Plaza, Omaha Nebraska 68175, is the principal underwriter of the Policies. Like us, MOIS is an affiliate of Mutual of Omaha Insurance Company. MOIS enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Policy will be registered representatives of the Distributors, and may also be licensed as insurance agents to sell variable annuities. MOIS is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Commissions paid to distributors may be up to 7 1/2% of purchase payments. We may also pay other distribution expenses such as renewal fees and production incentive bonuses, including non-cash awards. These distribution expenses do not result in any charges under the Policy that are not described under the Expenses section of the Prospectus.

[_]  SALES TO EMPLOYEES

     Certain distribution costs may be waived for sales to employees of United of Omaha and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

[_]  VOTING RIGHTS

     As required by law, we will vote Series Fund shares held by the Variable Account at regular and special shareholder meetings of the Series Funds pursuant to instructions received from persons having voting interests in the Series Funds. The Series Funds may not hold routine annual shareholder meetings.

     As a Policy Owner, you may have a voting interest in the Series Fund portfolios you are invested in. You will receive proxy material, reports, and other materials relating to each Series Fund in which you have voting interests.

[_]  DISTRIBUTION OF MATERIALS

     We will distribute proxy statements, updated prospectuses and other materials to you from time to time. In order to achieve cost savings, we may send consolidated mailings to several owners with the same last name who share a common address or post office box in accordance with the rules of the Securities and Exchange Commission.

[_]  LEGAL PROCEEDINGS

     As of the date of this Prospectus, there are no legal proceedings affecting the Variable Account, or that are material in relation to our total assets.

                  --------------------------------------------------

                    DO YOU HAVE QUESTIONS?

                    If you have questions about your Policy or this Prospectus, you may contact your agent or broker who gave this Prospectus to you, or you may contact us at: UNITED OF OMAHA, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430. Telephone 1-800-238-9354.

                  --------------------------------------------------

__________________________________________________________________________
STATEMENT OF ADDITIONAL INFORMATION

     You may obtain, at no cost, a Statement of Additional Information which contains more details concerning the disclosures in this Prospectus by contacting us. You may also access it in our registration on the SEC's web site (http://www.sec.gov), or you may review and copy it at the SEC's Public
 ------------------
Reference Room in Washington D.C. (call the SEC at 1-800-SEC-0330 for details and public hours).

     Here is the table of contents to our Statement of Additional Information:

                                     Contents                      Page(s)
                   --------------------------------------------------------
                   The Policy - General Provisions                   2-3
                        Owner and Joint Owner
                        Entire Contract
                        Deferment of Payment and Transfers
                        Incontestability
                        Misstatement of Age or Sex
                        Nonparticipating
                        Assignment
                        Evidence of Age or Survival
                   --------------------------------------------------------
                   Federal Tax Matters                               3-4
                        Tax Status of the Policy
                        Taxation of United of Omaha
                   --------------------------------------------------------
                   State Regulation of United Omaha                   4
                   Administration
                   Records and Reports
                   Distribution of the Policies
                   Custody of Assets
                   --------------------------------------------------------
                   Historical Performance Data                       5-15
                        Money Market Yields
                        Other Subaccount Yields
                        Average Annual Total Returns
                        Other Performance Information
                   --------------------------------------------------------
                   Other Information                                  16
                   --------------------------------------------------------
                   Financial Statements                               16

                      STATEMENT OF ADDITIONAL INFORMATION

                     ULTRANNUITY SERIES V VARIABLE ANNUITY
                     =====================================

                   Issued through: UNITED OF OMAHA SEPARATE
                                   ACCOUNT C

                  Offered by: UNITED OF OMAHA LIFE INSURANCE
                            COMPANY ("we, us, our")

                             Mutual of Omaha Plaza
                             Omaha, Nebraska 68175

                               =================

     This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the Ultrannuity Series V Variable Annuity Policy (the "Policy"). You may obtain a copy of the Prospectus dated May 1, 2001 by calling 1-800-238-9354 or by writing to us at: United of Omaha, Variable Product Services, P.O. Box 8430, Omaha, Nebraska 68103-0430. Terms used in the current Prospectus for the Policy have the same meaning in this Statement.

         This Statement of Additional Information is not a prospectus.
  You should read it only in conjunction with the prospectuses for the Policy and the Series Funds.

Dated: May 1, 2001


                            Contents                                 Page(s)
          ------------------------------------------------------------------
          The Policy - General Provisions                              2-3
            Owner and Joint Owner
            Entire Contract
            Deferment of Payment and
              Transfers
            Incontestability
            Misstatement of Age or Sex
            Nonparticipating
            Assignment
            Evidence of Age or Survival
          ------------------------------------------------------------------
          Federal Tax Matters                                          3-4
            Tax Status of the Policy
            Taxation of United of Omaha
          ------------------------------------------------------------------
          State Regulation of United of Omaha                           4
            Administration
            Records and Reports
            Distribution of the Policies
            Custody of Assets
          ------------------------------------------------------------------
          Historical Performance Data                                  5-15
            Money Market Yields
            Other Subaccount Yields
            Average Annual Total Returns
            Other Performance Information
          ------------------------------------------------------------------
          Other Information                                             16
          ------------------------------------------------------------------

          Financial Statements                                          16

     The following provides additional information about us and the Policy which may be of interest to you and is not addressed in the Prospectus.

                        THE POLICY - GENERAL PROVISIONS
                        ===============================

Owner and Joint Owner
=====================

     While you are alive, only you may exercise the rights under the Policy. You may change the Owner of the Policy as described below under "Assignment." If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Policy. If the Annuitant is other than the Owner, the Annuitant has no rights under the Policy.

Entire Contract
===============

     The entire contract is the Policy, as well as the data page and any riders to the Policy and the signed application, a copy of which will be attached to the Policy. All statements made in the application are deemed representations and not warranties. No statement, unless it is in the application, will be used by us to contest the Policy or deny a claim.

     Any change of the Policy and any riders requires the consent of our authorized officer. No agent or registered representative has authority to change or waive any provision of the Policy.

     We reserve the right to amend the Policy to meet the requirements of, or take advantage of, the Internal Revenue Code, regulations or published rulings. You can refuse such a change by giving Written Notice, but a refusal may result in adverse tax consequences.

Deferment of Payment and Transfers
==================================

     We will usually pay any amounts payable from the Variable Account as a result of a partial withdrawal or cash surrender within seven days after receiving Written Notice. We can postpone such payments or any transfers of amounts between Subaccounts or into the fixed account if:

     (a) the New York Stock Exchange is closed for other than customary weekend and holiday closings;
     (b)  trading on the New York Stock Exchange is restricted;
     (c) an emergency exists as determined by the Securities Exchange Commission, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Variable Account; or
     (d) the Securities Exchange Commission permits delay for the protection of security holders.

     The applicable rules of the Securities Exchange Commission will govern as to whether the conditions in (c) or (d) exist.

     We may defer transfers, payment of partial withdrawals or a surrender from the fixed account for up to six months from the date we receive Written Notice.

     We reserve the right to delay partial withdrawals or cash surrenders from both the Variable Account and the fixed account until all of your purchase payment checks have been honored by your bank.

Incontestability
================

     We will not contest the validity of the Policy after it has been in force during the lifetime of the Owner for two years from the date of its issue.

Misstatement of Age or Sex
==========================

     We may require proof of the Annuitant's age before making any annuity payment provided for by the Policy. If the Annuitant's age or sex has been misstated, the Annuity Starting Date and monthly annuity payments will be determined using the correct age and sex.

     If a misstatement of age or sex results in monthly annuity payments that are too large, the overpayments will be deducted from future monthly annuity payments. If we have made payments that are too small, the underpayments will be added to the next payment. Adjustments for overpayments or underpayments will include 6% interest.

Nonparticipating
================

     No dividends will be paid. Neither you nor the Beneficiary shares in our surplus earnings or profits.

Assignment
==========

     You may change the Owner of the Policy or pledge it as collateral by assigning it. No assignment is binding on us until we record and acknowledge it. The rights of any payee will be subject to a collateral assignment.

     If the Beneficiary designation is irrevocable, the Owner may be changed or the Policy assigned only upon Written Notice signed by both you and the Beneficiary. On the Annuity Starting Date, you may select another payee, but you retain all rights of ownership unless you sign an absolute assignment of the Policy.

Evidence of Age or Survival
===========================

     We may require proof of the age or survival of any Owner, Annuitant or payee. No payment will be made until we receive such proof.

                              FEDERAL TAX MATTERS
                              ===================

Tax Status of the Policy
========================

     Diversification Requirements.  Section 817(h) of the Internal Revenue Code
     ============================
(the "Code") provides that in order for a variable contract based on a segregated asset account to qualify as an annuity contract under the Code, the investments made by such account must be "adequately diversified." The Treasury Department regulations issued under Section 817(h) (Treas. Reg. (S) 1.817-5) apply a diversification requirement to each of the Subaccounts of the Variable Account. The Variable Account, through the Series Funds and their portfolios, intends to comply with those diversification requirements. We and the Series Funds have entered into agreements regarding participation in the Series Funds that requires the Series Funds and their portfolios to comply with the Treasury Department regulations.

     Owner Control.  In certain circumstances, owners of variable annuity
     ==============
contracts may be considered the owners, for federal income tax purposes, of the assets of the separate account used to support their contracts. In those circumstances, income and gains from the separate account assets would be includible in the variable contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the contract owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. The Treasury Department also announced, in connection with the issuance of regulations concerning diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor (i.e., the Owner), rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular Subaccounts without being treated as owners of the underlying assets." As of the date of the Prospectus, no such guidance has been issued.

     The Owner's rights under the Policy are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that policy owners were not owners of separate account assets. For example, you have additional flexibility in allocating premium payments and Policy values. These differences could result in you being treated as the owner of a pro-rata portion of the assets of the Separate Account. In addition, we do not know what standards will be set forth, if any, in future regulations or rulings issued by the Treasury Department. We therefore reserve the right to modify the Policy as necessary to attempt to prevent you from being considered the owner of a pro-rata share of the assets of the Variable Account or to otherwise qualify the Policy for favorable tax treatment.

     Distribution Requirements.  The Code also requires that nonqualified
     =========================
policies contain specific provisions for distribution of policy proceeds upon your death. In order to be treated as an annuity contract for federal income tax purposes, the Code requires that such policies provide that if you die on or after the annuity starting date and before the entire interest in the policy has been distributed, the remaining portion must be distributed at least as rapidly as under the method in effect on your death. If you die before the Annuity Starting Date, the entire interest in your Policy must generally be distributed within five years after your death. This requirement can be satisfied if the entire interest in your Policy is used to purchase an immediate annuity under which payments will begin within one year of your death and will be made for the life of the Beneficiary or for a period not extending beyond the life expectancy of the Beneficiary. If the Beneficiary is your surviving spouse, the Policy may be continued with your surviving spouse as the new Owner. The Policy contains provisions intended to comply with these requirements of the Code. No regulations interpreting these requirements of the Code have yet been issued and thus no assurance can be given that the provisions contained in the Policy satisfies all such Code requirements. The provisions contained in the Policy will be reviewed and modified if necessary to assure that they comply with the Code requirements when clarified by regulation or otherwise.

Taxation of United of Omaha
===========================

     We at present are taxed as a life insurance company under part I of Subchapter L of the Code. The Variable Account is treated as part of us and, accordingly, is not taxed separately as a "regulated investment company" under Subchapter M of the Code. We do not expect to incur any federal income tax liability with respect to investment income and net capital gains arising from the activities of the Variable Account retained as part of the reserves under the Policy. Based on this expectation, it is anticipated that no charges will be made against the Variable Account for federal income taxes. If, in future years, any federal income taxes or related economic burdens are incurred by us with respect to the Variable Account, we may make a charge to the Variable Account.

                      STATE REGULATION OF UNITED OF OMAHA
                      ===================================

     We are subject to Nebraska law and to regulation by the Nebraska Department of Insurance. We file an annual statement with the Nebraska Department of Insurance covering our operation for the preceding year and our financial condition as of the end of such year. Regulation by the Department of Insurance includes periodic examination to determine our contract liabilities and reserves. Our books and accounts are subject to review by the Department of Insurance at all times and a full examination of our operations is conducted periodically by the National Association of Insurance Commissioners. In addition, we are subject to regulation under the insurance laws of other jurisdictions in which we operate.

                                ADMINISTRATION
                                ==============

     We perform all administration for your Policy.

                              RECORDS AND REPORTS
                              ===================

     All our records and accounts relating to the Variable Account are maintained by us. As presently required by the Investment Company Act of 1940 and regulations promulgated thereunder, we will mail to all Policy Owners at their last known address of record, at least annually, financial statements of the Variable Account and such other information as may be required under that Act or by any other applicable law or regulation. Policy Owners will also receive confirmation of each financial transaction and any other reports required by applicable state and federal laws, rules, and regulations.

                         DISTRIBUTION OF THE POLICIES
                         ============================

     The Policies are offered to the public through agents and brokers licensed under the federal securities laws and state insurance laws. The offering of the Policies is continuous and we do not anticipate discontinuing the offering of the Policies. However, we reserve the right to discontinue the offering of the Policies.

     Mutual of Omaha Investor Services, Inc. ("MOIS") is the principal underwriter of the Policies. The Policies will be distributed by MOIS through retail broker-dealers. Commissions payable to a broker-dealer will be up to 7.5% of Purchase Payments. For the fiscal year ended December 31, 2000, we paid $4,482,085.16 in total compensation to MOIS; of this amount MOIS retained $2,124,532.52 as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers. In 1999, these amounts were $6,849,661 and $2,737,475 respectively. In 1998, these amounts were $10,559,128 and $2,996,217 respectively. In 1997, these amounts were $17,001,437 and $3,069,756 respectively.

     Certain distribution costs may be waived for sales to employees of United of Omaha and our affiliates. We may increase the Accumulation Value of a Policy purchased by such employees to the extent of the distribution costs that are waived.

                               CUSTODY OF ASSETS
                               =================

     We hold the assets of each of the Subaccounts of the Variable Account. The assets of the Variable Account are segregated and held separate and apart from our general account assets. We maintain records of all purchases and redemptions of shares of the Series Funds held by each of the Subaccounts. Additional protection for the assets of the Variable Account is afforded by our fidelity bond, presently in the amount of $10 million, covering the acts of our officers and employees.

                          HISTORICAL PERFORMANCE DATA
                          ===========================

     From time to time, we may disclose yields, total returns, and other performance data pertaining to the Policies for a Subaccount. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

     The yields and total returns of the Subaccounts of the Variable Account normally will fluctuate over time. Therefore, the disclosed yields and total returns for any given past period are not an indication or representation of future yields or rates of return. A Subaccount's actual yield and total return is affected by the types and quality of portfolio securities held by the portfolio and its operating expenses.

     Because of the charges and deductions imposed under a Policy, the yields and total returns for the Subaccounts will be lower than the yields and total returns for their respective portfolios. In addition, the yield figures will not reflect any withdrawal charge. The calculations of yields, total returns, and other performance data do not reflect the effect of any premium tax charge that may be applicable to a particular Policy. Premium taxes currently range for 0% to 3.5% of purchase payments based on the state in which the Policy is sold. For the class of Policies issued with the Enhanced Death Benefit Amendment, the Enhanced Death Benefit Charge is reflected.

Money Market Yields
===================

     From time to time, advertisements and sales literature may quote the current annualized yield of the money market Subaccount (Federated Prime Money Fund II Portfolio) for a seven-day period in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the money market portfolio or on its portfolio securities. As of 12/31/00, this current annualized yield is 4.99%.

     This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities, unrealized appreciation and depreciation, and excluding income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one Accumulation Unit of the money market Subaccount at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: (1) net income from the portfolio attributable to the hypothetical account; and (2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the annual Policy fee; (2) the administrative expense charge; and (3) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily, based on an average Accumulation Value of $30,000. Yield figures will not reflect the withdrawal charge.

     Because of the charges and deductions imposed under the Policy, the yield for the money market Subaccount will be lower than the yield for the money market portfolio.

     The Securities and Exchange Commission also permits United of Omaha to disclose the effective yield of the money market Subaccount for the same seven-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return by adding one to the base period return, raising the sum to a power equal to 365 divided by 7, and subtracting one from the result.

     The current and effective yields on amounts held in the money market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The money market Subaccount's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the money market portfolio, the types of quality of portfolio securities held by the money market portfolio and the money market portfolio's operating expenses. Yields figures do not reflect the effect of any withdrawal charge that may be applicable to a Policy. For the class of Policies issued with the Enhanced Death Benefit Amendment, the Enhanced Death Benefit Charge is included.

Other Subaccount Yields
=======================

     From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Subaccounts (except the money market Subaccount) for a Policy for 30-day or one-month periods. The annualized yield of a Subaccount refers to income generated by the Subaccount over a specific 30-day or one-month period. Because the yield is annualized, the yield generated by a Subaccount during a 30-day or one-month period is assumed to be generated each period over a 12-month period.

     The yield is computed by: (a) dividing the net investment income of the portfolio attributable to the Subaccount Accumulation Units less Subaccount expenses for the period by the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of Accumulation Units outstanding for the period; (b) compounding that yield for a six-month period; and (c) multiplying that result by 2. Expenses attributable to the Subaccount include: (a) the annual Policy fee; (b) the administrative expense charge; and
(c) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily in the yield calculation, based on an average Accumulation Value of $30,000. For the class of Policies issued with the Enhanced Death

Benefit Amendment, the Enhanced Death Benefit Charge is included. The 30-day or one-month yield is calculated according to the following formula:

                          Yield = [2  {a-b + 1/6/ - 1]
                                       ---
                                [   cd        ]
     Where:
       a =     -- net income of the portfolio for the 30-day or one-month period attributable to the Subaccount's Accumulation Units.
       b =     -- expenses of the Subaccount for the 30-day or one-month
               period.
       c =     -- the average number of Accumulation Units outstanding.
       d =     -- the Accumulation Unit value at the close of the last day in the 30-day or one-month period.

  Because of the charges and deductions imposed under the Policies, the yield for a Subaccount will be lower than the yield for the corresponding Series Fund portfolio.
  Yield calculations do not take into account the withdrawal charge under the Policy (a maximum of 7% of the purchase payments surrendered or withdrawn).

Average Annual Total Returns
----------------------------
  From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Subaccounts for various periods of time.

  When a Subaccount has been in operation for 1, 5, and 10 years, respectively, the average annual total return for these periods will be provided. Until a Subaccount has been in operation for 10 years, we will always include quotes of average annual total return for the period measured from the date the Policies were first offered for sale. Average annual total returns for other periods of time may, from time to time, also be disclosed.

  Average annual total returns represent the average annual compounded rates of return that would equate to an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of each of the periods. Average annual total returns will be calculated using Subaccount Accumulation Unit values which we calculate at the end of each Valuation Period based on the performance of the Subaccount's underlying portfolio, the deductions for (a) the annual Policy fee; (b) the administrative expense charge; and (c) the mortality and expense risk charge. The $30 annual Policy fee is reflected as an annual 0.10% charged daily in the calculation of average annual total returns, based on an anticipated average Accumulation Value of $30,000. The calculation also assumes surrender of the Policy at the end of the period for the return quotation. Standard total returns will therefore reflect a deduction of any applicable withdrawal charge. For the class of Policies issued with the Enhanced Death Benefit Amendment, the deduction for the Enhanced Death Benefit Charge is also reflected. The total return will then be calculated according to the following formula:

                                P(1+TR) /n/ = ERV
     Where:

       P =       -- a hypothetical initial purchase payment of $1,000.

       TR =      -- the average annual total return.

       ERV = -- the ending redeemable value (net of any applicable withdrawal charge) of the hypothetical account at the end of the period.

       n =       -- the number of years in the period.


Performance Data.  Effective yields and total returns for the Subaccounts are
================
based on the investment performance of the corresponding portfolios of the Series Funds. The Series Funds' performance in part reflects the Series Funds' expenses. See the prospectuses for the Series Funds.

  The yield of a Subaccount (except the money market Subaccount) refers to the annualized income generated by an investment in the Subaccount over a specified 30-day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30-day or one-month period is generated each period over a 12-month period and is shown as a percentage of the investment.

  Such average annual total return information for the Subaccounts of Policies is as follows:

================================================================================
                 SUBACCOUNT                               1 Year       From
         AVERAGE ANNUAL TOTAL RETURN                       Ended     Inception
        (reflects Withdrawal Charges)                    12/31/00    To 12/31/00
        Subaccount (date of inception)
(Policy issued without Enhanced Death Benefit)
--------------------------------------------------------------------------------
Alger American Growth  (6/5/95)                             -22.01%       17.23%
Alger American Small Capitalization  (6/5/95)               -34.42%        6.35%
Deutsche VIT EAFE(R) Equity Index Fund (5/1/00)                N/A       -25.59%
Deutsche VIT Small Cap Index (5/1/00)                          N/A       -15.86%
Federated Prime Money Fund II (6/5/95)                       -1.32%        3.38%
Federated Fund for U.S. Govt. Securities II (6/5/95)          3.70%        4.98%
Fidelity VIP II Asset Manager: Growth  (6/5/95)             -19.71%       11.26%
Fidelity VIP II Contrafund  (6/5/95)                        -13.87%       16.54%
Fidelity VIP Equity Income (6/5/95)                           1.15%       13.32%
Fidelity VIP II Index 500 (5/1/97)                          -16.55%       13.78%
MFS Capital Opportunities Series (5/1/97)                   -10.91%       22.84%
MFS Emerging Growth Series (6/5/95)                         -26.84%       21.48%
MFS Global Governments Series (6/5/95)                       -2.37%        1.24%
MFS High Income Series (6/5/95)                             -13.92%        3.60%
MFS Research Series (6/5/95)                                -12.10%       15.12%
MS Emerging Markets Equity (5/1/98)                         -46.09%       -9.37%
MS Fixed Income (5/1/98)                                      3.81%        2.70%
Pioneer Equity-Income VCT (5/1/00)                             N/A        16.16%
Pioneer Fund VCT (5/1/00)                                      N/A       -10.78%
Pioneer Growth Shares VCT (5/1/00)                             N/A       -18.95%
Pioneer Mid-Cap Value VCT (5/1/97)                           10.72%       10.27%
Pioneer Real Estate Growth VCT (5/1/97)                      22.21%        4.18%
Scudder VLIF Global Discovery (5/2/97)                      -12.67%       20.72%
Scudder VLIF Growth & Income (5/1/97)                        -9.59%        6.42%
Scudder VLIF International (6/5/95)                         -28.93%       10.73%
T. Rowe Price Equity Income (6/5/95)                          5.77%       14.45%
T. Rowe Price International Stock (6/5/95)                  -25.07%        7.28%
T. Rowe Price Limited-Term Bond (6/5/95)                      1.98%        4.06%
T. Rowe Price New America Growth (6/5/95)                   -17.87%       12.82%
T. Rowe Price Personal Strategy Balanced (6/5/95)            -1.86%       11.18%
================================================================================

==============================================================================
                 SUBACCOUNT                            1 Year        From
         AVERAGE ANNUAL TOTAL RETURN                    Ended     Inception
        (reflects Withdrawal Charges)                 12/31/00   To 12/31/00
       Subaccount  (date of inception)
 (Policy issued with Enhanced Death Benefit)
------------------------------------------------------------------------------
Alger American Growth  (6/5/95)                          -22.31%        16.83%
Alger American Small Capitalization  (6/5/95)            -34.68%         5.98%
Deutsche VIT EAFE(R) Equity Index Fund (5/1/00)             N/A        -25.88%
Deutsche VIT Small Cap Index (5/1/00)                       N/A        -16.18%
Federated Prime Money Fund II (6/5/95)                    -1.69%         3.02%
Federated Fund for U.S. Govt. Securities II (6/5/95)       3.32%         4.62%
Fidelity VIP II Asset Manager: Growth  (6/5/95)          -20.02%        10.87%
Fidelity VIP II Contrafund  (6/5/95)                     -14.20%        16.14%
Fidelity VIP Equity Income (6/5/95)                        0.77%        12.93%
Fidelity VIP II Index 500 (5/1/97)                       -16.87%        13.38%
MFS Capital Opportunities Series (5/1/97)                -11.25%        22.41%
MFS Emerging Growth Series (6/5/95)                      -27.12%        21.07%
MFS Global Governments Series (6/5/95)                    -2.73%         0.89%
MFS High Income Series (6/5/95)                          -14.25%         3.24%
MFS Research Series (6/5/95)                             -12.44%        14.72%
MS Emerging Markets Equity (5/1/98)                      -46.32%        -9.71%
MS Fixed Income (5/1/98)                                   3.43%         2.33%
Pioneer Equity-Income VCT (5/1/00)                          N/A         15.74%
Pioneer Fund VCT (5/1/00)                                   N/A        -11.12%
Pioneer Growth Shares VCT (5/1/00)                          N/A        -19.26%
Pioneer Mid-Cap Value VCT (5/1/97)                        10.31%         9.87%
Pioneer Real Estate Growth VCT (5/1/97)                   21.77%         3.80%
Scudder VLIF Global Discovery (5/2/97)                   -13.00%        20.30%
Scudder VLIF Growth & Income (5/1/97)                     -9.93%         6.04%
Scudder VLIF International (6/5/95)                      -29.21%        10.35%
T. Rowe Price Equity Income (6/5/95)                       5.38%        14.06%
T. Rowe Price International Stock (6/5/95)               -25.36%         6.91%
T. Rowe Price Limited-Term Bond (6/5/95)                   1.60%         3.69%
T. Rowe Price New America Growth (6/5/95)                -18.18%        12.43%
T. Rowe Price Personal Strategy Balanced (6/5/95)         -2.22%        10.79%
==============================================================================

Non-Standardized Performance Data.  In addition to the version described above,
=================================
total return performance information computed on different non-standard bases may be used in advertisements. Average annual total return information may be presented, computed on the same basis as described above, except deductions will not include a withdrawal charge. Such non-standardized average annual total return information for the Subaccounts of Policies is as follows:


               ===========================================================================================================
                        SUBACCOUNT NON-STANDARDIZED                                          1 Year              From
                        AVERAGE ANNUAL TOTAL RETURN                                           Ended            Inception
                    (does not reflect withdrawal charges)                                   12/31/00          To 12/31/00
                       Subaccount (date of inception)
                    (Policy issued without Enhanced Death Benefit)
               -----------------------------------------------------------------------------------------------------------
               Alger American Growth  (6/5/95)                                                 -15.89%              17.34%
               Alger American Small Capitalization  (6/5/95)                                   -28.17%               6.56%
               Deutsche VIT EAFE(R) Equity Index Fund (5/1/00)                                    N/A              -17.18%
               Deutsche VIT Small Cap Index (5/1/00)                                              N/A               -7.22%
               Federated Prime Money Fund II (6/5/95)                                            4.58%               3.63%
               Federated Fund for U.S. Govt. Securities II (6/5/95)                              9.55%               5.21%
               Fidelity VIP II Asset Manager: Growth  (6/5/95)                                 -13.62%              11.42%
               Fidelity VIP II Contrafund  (6/5/95)                                             -7.84%              16.66%
               Fidelity VIP Equity Income (6/5/95)                                               7.03%              13.46%
               Fidelity VIP II Index 500 (5/1/97)                                              -10.49%              14.36%
               MFS Capital Opportunities Series (5/1/97)                                        -4.91%              23.26%
               MFS Emerging Growth Series (6/5/95)                                             -20.67%              21.56%
               MFS Global Governments Series (6/5/95)                                            3.55%               1.52%
               MFS High Income Series (6/5/95)                                                  -7.89%               3.85%
               MFS Research Series (6/5/95)                                                     -6.09%              15.24%
               MS Emerging Markets Equity (5/1/98)                                             -39.73%              -7.47%
               MS Fixed Income (5/1/98)                                                          9.66%               4.18%
               Pioneer Equity Income VCT (5/1/00)                                                 N/A               25.39%
               Pioneer Fund VCT (5/1/00)                                                          N/A               -2.03%
               Pioneer Growth Shares VCT (5/1/00)                                                 N/A              -10.38%
               Pioneer Mid-Cap Value VCT (5/1/97)                                               16.50%              10.92%
               Pioneer Real Estate Growth VCT (5/1/97)                                          27.87%               4.97%
               Scudder VLIF Global Discovery (5/2/97)                                           -6.65%              21.18%
               Scudder VLIF Growth & Income (5/1/97)                                            -3.60%               7.16%
               Scudder VLIF International (6/5/95)                                             -22.74%              10.90%
               T. Rowe Price Equity Income (6/5/95)                                             11.60%              14.58%
               T. Rowe Price International Stock (6/5/95)                                      -18.92%               7.48%
               T. Rowe Price Limited-Term Bond (6/5/95)                                          7.84%               4.30%
               T. Rowe Price New America Growth (6/5/95)                                       -11.79%              12.96%
               T. Rowe Price Personal Strategy Balanced (6/5/95)                                 4.05%              11.34%
               ===========================================================================================================

          ============================================================================================================
                     SUBACCOUNT NON-STANDARDIZED                                          1 Year             From
                     AVERAGE ANNUAL TOTAL RETURN                                          Ended            Inception
                 (does not reflect withdrawal charges)                                  12/31/00          To 12/31/00
                    Subaccount  (date of inception)
                 (Policy issued with Enhanced Death Benefit)
          ------------------------------------------------------------------------------------------------------------
          Alger American Growth  (6/5/95)                                                  -16.19%              16.94%
          Alger American Small Capitalization  (6/5/95)                                    -28.43%               6.20%
          Deutsche VIT EAFE(R) Equity Index Fund (5/1/00)                                     N/A              -17.48%
          Deutsche VIT Small Cap Index (5/1/00)                                               N/A               -7.54%
          Federated Prime Money Fund II (6/5/95)                                             4.22%               3.28%
          Federated Fund for U.S. Govt. Securities II (6/5/95)                               9.17%               4.85%
          Fidelity VIP II Asset Manager: Growth  (6/5/95)                                  -13.92%              11.04%
          Fidelity VIP II Contrafund  (6/5/95)                                              -8.16%              16.26%
          Fidelity VIP Equity Income (6/5/95)                                                6.65%              13.07%
          Fidelity VIP II Index 500 (5/1/97)                                               -10.80%              13.97%
          MFS Capital Opportunities Series (5/1/97)                                         -5.24%              22.84%
          MFS Emerging Growth Series (6/5/95)                                              -20.95%              21.15%
          MFS Global Governments Series (6/5/95)                                             3.18%               1.17%
          MFS High Income Series (6/5/95)                                                   -8.21%               3.49%
          MFS Research Series (6/5/95)                                                      -6.42%              14.85%
          MS Emerging Markets Equity (5/1/98)                                              -39.95%              -7.79%
          MS Fixed Income (5/1/98)                                                           9.28%               3.82%
          Pioneer Equity-Income VCT (5/1/00)                                                  N/A               24.96%
          Pioneer Fund VCT (5/1/00)                                                           N/A               -2.37%
          Pioneer Growth Shares VCT (5/1/00)                                                  N/A              -10.69%
          Pioneer Mid-Cap Value VCT (5/1/97)                                                16.09%              10.53%
          Pioneer Real Estate Growth VCT (5/1/97)                                           27.43%               4.61%
          Scudder VLIF Global Discovery (5/2/97)                                            -6.98%              20.76%
          Scudder VLIF Growth & Income (5/1/97)                                             -3.94%               6.79%
          Scudder VLIF International (6/5/95)                                              -23.01%              10.52%
          T. Rowe Price Equity Income (6/5/95)                                              11.21%              14.19%
          T. Rowe Price International Stock (6/5/95)                                       -19.21%               7.11%
          T. Rowe Price Limited-Term Bond (6/5/95)                                           7.47%               3.94%
          T. Rowe Price New America Growth (6/5/95)                                        -12.10%              12.58%
          T. Rowe Price Personal Strategy Balanced (6/5/95)                                  3.69%              10.96%
          ============================================================================================================

In addition, we may from time to time disclose average annual total return in non-standard formats and cumulative total return for Policies funded by the Subaccounts.

The figures above are an indication of past, but not future, performance of the
-------------------------------------------------------------------------------
applicable Subaccounts available under the Policy.
--------------------------------------------------

     Adjusted Historical Performance Data.  We may, from time to time, also
     ====================================
disclose yield, standard total returns, and non-standard total returns for the Portfolios of the Series Funds, including such disclosure for periods prior to the dates the Subaccounts commenced operations. For periods prior to the date the Subaccount commenced operations, performance information for Policies will be calculated based on the performance of the Series Fund Portfolios and the assumption that the Subaccounts were in existence for the same periods as those indicated for the Series Fund Portfolios, with the level of Policy charges that were in effect at the inception of the Subaccounts (this is referred to as "adjusted historical" performance data). Such standardized but "adjusted historical" average annual total return information for the Subaccounts of Policies is as follows:

-----------------------------------------------------------------------------------------------------------------------
                           SUBACCOUNT                                    1 Year     5 Years   10 Years      Since
                     "ADJUSTED HISTORICAL"                                Ended      Ended      Ended      Inception
               AVERAGE ANNUAL TOTAL RETURN TABLE                        12/31/00   12/31/00   12/31/00   to 12/31/00
                 (reflects withdrawal charges)
    Subaccount (date of inception of corresponding portfolio)
         (Policy issued without Enhanced Death Benefit)
-----------------------------------------------------------------------------------------------------------------------
Alger American Growth (1/9/89)                                           -22.01%     17.46%     18.92%        17.82%
Alger American Small Capitalization (9/21/88)                            -34.42%      5.19%     12.11%        14.49%
Deutsche VIT EAFE(R) Equity Index Fund (8/22/97)                         -23.89%         -          -          3.50%
Deutsche VIT Small Cap Index Fund (8/22/97)                              -11.13%         -          -          2.96%
Federated Prime Money Fund II (11/21/94)                                  -1.32%      3.24%         -          3.57%
Federated Fund for U.S. Govt. Securities II (3/28/94)                      3.70%      4.31%         -          4.71%
Fidelity VIP II Asset Manager: Growth (1/3/95)                           -19.71%     10.47%         -         12.39%
Fidelity VIP II Contrafund (1/3/95)                                      -13.87%     16.10%         -         19.62%
Fidelity VIP Equity Income (10/9/86)                                       1.15%     11.77%     15.85%        11.95%
Fidelity VIP II Index 500 (8/27/92)                                      -16.55%     16.25%         -         15.45%
MFS Capital Opportunities Series (8/14/96)                               -10.91%         -          -         20.78%
MFS Emerging Growth Series (7/24/95)                                     -26.84%     20.41%         -         22.11%
MFS Global Governments Series (6/14/95)                                   -2.37%      0.76%         -          2.74%
MFS High Income Series (7/26/95)                                         -13.92%      2.94%         -          3.70%
MFS Research Series (7/26/95)                                            -12.10%     14.73%         -         15.57%
MS Emerging Markets Equity (10/1/96)                                     -46.09%         -          -         -4.78%
MS Fixed Income (1/2/97)                                                   3.81%         -          -          4.63%
Pioneer Equity-Income VCT (3/1/95)                                         7.11%     15.32%         -         17.06%
Pioneer Fund VCT (10/31/97)                                               -6.35%         -          -         12.74%
Pioneer Growth Shares VCT (10/31/97)                                     -14.63%         -          -          7.81%
Pioneer Mid-Cap Value Fund VCT (3/1/95)                                   10.72%     11.21%         -         12.45%
Pioneer Real Estate Growth VCT (3/1/95)                                   22.21%      8.88%         -         10.41%
Scudder VLIF Global Discovery (5/2/97)                                   -12.67%         -          -         20.73%
Scudder VLIF Growth & Income (5/1/97)                                     -9.59%         -          -          6.42%
Scudder VLIF International (5/1/87)                                      -28.93%     10.67%      9.97%         9.07%
T. Rowe Price Equity Income (3/31/94)                                      5.77%     12.82%         -         15.23%
T. Rowe Price International Stock (3/31/94)                              -25.07%      6.70%         -          6.69%
T. Rowe Price Limited-Term Bond (5/13/94)                                  1.98%      3.65%         -          4.50%
T. Rowe Price New America Growth (3/31/94)                               -17.87%      9.94%         -         14.01%
T. Rowe Price Personal Strategy Balanced (12/31/94)                       -1.86%     10.24%         -         13.01%
-----------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
                          SUBACCOUNT                                    1 Year    5 Years    10 Years         Since
                    "ADJUSTED HISTORICAL"                                Ended      Ended      Ended         Inception
              AVERAGE ANNUAL TOTAL RETURN TABLE                        12/31/00   12/31/00   12/31/00      to 12/31/00
                (reflects withdrawal charges)
   Subaccount  (date of inception of corresponding Portfolio)
        (Policy issued with Enhanced Death Benefit)
------------------------------------------------------------------------------------------------------------------------
Alger American Growth (1/9/89)                                           -22.31%     17.05%     18.51%        17.41%
Alger American Small Capitalization (9/21/88)                            -34.68%      4.81%     11.73%        14.09%
Deutsche VIT EAFE(R) Equity Index Fund (8/22/97)                         -24.18%         -          -          3.12%
Deutsche VIT Small Cap Index Fund (8/22/97)                              -11.46%         -          -          2.58%
Federated Prime Money Fund II (11/21/94)                                  -1.69%      2.87%         -          3.20%
Federated Fund for U.S. Govt. Securities II (3/28/94)                      3.32%      3.94%         -          4.34%
Fidelity VIP II Asset Manager: Growth (1/3/95)                           -20.02%     10.08%         -         12.00%
Fidelity VIP II Contrafund (1/3/95)                                      -14.20%     15.69%         -         19.20%
Fidelity VIP Equity Income (10/9/86)                                       0.77%     11.38%     15.45%        11.56%
Fidelity VIP II Index 500 (8/27/92)                                      -16.87%     15.85%         -         15.05%
MFS Capital Opportunities Series (8/14/96)                               -11.25%         -          -         20.35%
MFS Emerging Growth Series (7/24/95)                                     -27.12%     19.99%         -         21.69%
MFS Global Governments Series (6/14/95)                                   -2.73%      0.40%         -          2.37%
MFS High Income Series (7/26/95)                                         -14.25%      2.57%         -          3.33%
MFS Research Series (7/26/95)                                            -12.44%     14.33%         -         15.16%
MS Emerging Markets Equity (10/1/96)                                     -46.32%         -          -         -5.13%
MS Fixed Income (1/2/97)                                                   3.43%         -          -          4.25%
Pioneer Equity-Income VCT (3/1/95)                                         6.72%     14.91%         -         16.65%
Pioneer Fund VCT (10/31/97)                                               -6.71%         -          -         12.34%
Pioneer Growth Shares VCT (10/31/97)                                     -14.95%         -          -          7.43%
Pioneer Mid-Cap Value Fund VCT (3/1/95)                                   10.31%     10.81%         -         12.06%
Pioneer Real Estate Growth VCT (3/1/95)                                   21.77%      8.50%         -         10.02%
Scudder VLIF Global Discovery (5/2/97)                                   -13.00%         -          -         20.30%
Scudder VLIF Growth & Income (5/1/97)                                     -9.93%         -          -          6.03%
Scudder VLIF International (5/1/87)                                      -29.21%     10.28%      9.59%         8.69%
T. Rowe Price Equity Income (3/31/94)                                      5.38%     12.42%         -         14.83%
T. Rowe Price International Stock (3/31/94)                              -25.36%      6.32%         -          6.32%
T. Rowe Price Limited-Term Bond (5/13/94)                                  1.60%      3.28%         -          4.13%
T. Rowe Price New America Growth (3/31/94)                               -18.18%      9.55%         -         13.61%
T. Rowe Price Personal Strategy Balanced (12/31/94)                       -2.22%      9.85%         -         12.61%
------------------------------------------------------------------------------------------------------------------------

Such non-standardized (i.e., assuming no withdrawal charge) but adjusted historical average annual total return information for the Subaccounts is as follows:


=====================================================================================================================
               SUBACCOUNT NON-STANDARDIZED
                  "ADJUSTED HISTORICAL"                                 1 Year    5 Years    10 Years      Since
            AVERAGE ANNUAL TOTAL RETURN TABLE                           Ended      Ended      Ended      Inception
          (Does not reflect Surrender Charges)                         12/31/00   12/31/00   12/31/00   to 12/31/00
Subaccount (date of inception of corresponding Portfolio)
     (Policy issued without Enhanced Death Benefit)
---------------------------------------------------------------------------------------------------------------------
Alger American Growth (1/9/89)                                          -15.89%    17.67%     18.92%        17.82%
Alger American Small Capitalization (9/21/88)                           -28.17%     5.58%     12.11%        14.49%
Deutsche VIT EAFE(R) Equity Index Fund (8/22/97)                        -17.75%        -          -          4.40%
Deutsche VIT Small Cap Index Fund (8/22/97)                              -5.12%        -          -          3.87%
Federated Prime Money Fund II (11/21/94)                                  4.58%     3.67%         -          3.68%
Federated Fund for U.S. Govt. Securities (3/28/94)                        9.55%     4.72%         -          4.80%
Fidelity VIP II Asset Manager: Growth (1/3/95)                          -13.62%    10.78%         -         12.52%
Fidelity VIP II Contrafund (1/3/95)                                      -7.84%    16.32%         -         19.69%
Fidelity VIP Equity Income (10/9/86)                                      7.03%    12.05%     15.85%        11.95%
Fidelity VIP II Index 500 (8/27/92)                                     -10.49%    16.48%         -         15.45%
MFS Capital Opportunities Series (8/14/96)                               -4.91%        -          -         21.01%
MFS Emerging Growth Series (7/24/95)                                    -20.67%    20.59%         -         22.20%
MFS Global Governments Series (6/14/95)                                   3.55%     1.24%         -          2.84%
MFS High Income Series (7/26/95)                                         -7.89%     3.38%         -          3.96%
MFS Research Series (7/26/95)                                            -6.09%    14.97%         -         15.70%
MS Emerging Markets Equity (10/1/96)                                    -39.73%        -          -         -4.06%
MS Fixed Income (1/2/97)                                                  9.66%        -          -          5.33%
Pioneer Equity-Income VCT (3/1/95)                                       12.93%    15.55%         -         17.16%
Pioneer Fund VCT (10/31/97)                                              -0.40%        -          -         13.49%
Pioneer Growth Shares VCT (10/31/97)                                     -8.59%        -          -          8.67%
Pioneer Mid-Cap Value Fund VCT (3/1/95)                                  16.50%    11.49%         -         12.59%
Pioneer Real Estate Growth VCT (3/1/95)                                  27.87%     9.21%         -         10.57%
Scudder VLIF Global Discovery (5/2/97)                                   -6.65%        -          -         21.18%
Scudder VLIF Growth & Income (5/1/97)                                    -3.60%        -          -          7.15%
Scudder VLIF International (5/1/87)                                     -22.74%    10.96%      9.97%         9.07%
T. Rowe Price Equity Income (3/31/94)                                    11.60%    13.09%         -         15.27%
T. Rowe Price International Stock (3/31/94)                             -18.92%     7.06%         -          6.77%
T. Rowe Price Limited-Term Bond (5/13/94)                                 7.84%     4.07%         -          4.59%
T. Rowe Price New America Growth (3/31/94)                              -11.79%    10.24%         -         14.05%
T. Rowe Price Personal Strategy Balanced (12/31/94)                       4.05%    10.55%         -         13.13%
===================================================================================================================

======================================================================================================================
               SUBACCOUNT NON-STANDARDIZED
                  "ADJUSTED HISTORICAL"                                  1 Year    5 Years    10 Years      Since
            AVERAGE ANNUAL TOTAL RETURN TABLE                            Ended      Ended      Ended      Inception
           (Does not reflect Surrender Charges)                         12/31/00   12/31/00   12/31/00   to 12/31/00
Subaccount  (date of inception of corresponding Portfolio)
       (Policy issued with Enhanced Death Benefit)
---------------------------------------------------------------------------------------------------------------------
Alger American Growth (1/9/89)                                           -16.19%     17.26%     18.51%        17.41%
Alger American Small Capitalization (9/21/88)                            -28.43%      5.21%     11.73%        14.09%
Deutsche VIT EAFE(R) Equity Index Fund (8/22/97)                         -18.04%         -          -          4.03%
Deutsche VIT Small Cap Index Fund (8/22/97)                               -5.46%         -          -          3.50%
Federated Prime Money Fund II (11/21/94)                                   4.22%      3.31%         -          3.32%
Federated Fund for U.S. Govt. Securities II (3/28/94)                      9.17%      4.36%         -          4.43%
Fidelity VIP II Asset Manager: Growth (1/3/95)                           -13.92%     10.39%         -         12.13%
Fidelity VIP II Contrafund (1/3/95)                                       -8.16%     15.92%         -         19.28%
Fidelity VIP Equity Income (10/9/86)                                       6.65%     11.66%     15.45%        11.56%
Fidelity VIP II Index 500 (8/27/92)                                      -10.80%     16.07%         -         15.05%
MFS Capital Opportunities Series (8/14/96)                                -5.24%         -          -         20.59%
MFS Emerging Growth Series (7/24/95)                                     -20.95%     20.17%         -         21.77%
MFS Global Governments Series (6/14/95)                                    3.18%      0.89%         -          2.48%
MFS High Income Series (7/26/95)                                          -8.21%      3.02%         -          3.59%
MFS Research Series (7/26/95)                                             -6.42%     14.58%         -         15.29%
MS Emerging Markets Equity (10/1/96)                                     -39.95%         -          -         -4.40%
MS Fixed Income (1/2/97)                                                   9.28%         -          -          4.97%
Pioneer Equity-Income VCT (3/1/95)                                        12.53%     15.15%         -         16.75%
Pioneer Fund VCT (10/31/97)                                               -0.75%         -          -         13.10%
Pioneer Growth Shares VCT (10/31/97)                                      -8.91%         -          -          8.29%
Pioneer Mid-Cap Value Fund VCT (3/1/95)                                   16.09%     11.11%         -         12.20%
Pioneer Real Estate Growth VCT (3/1/95)                                   27.43%      8.83%         -         10.18%
Scudder VLIF Global Discovery (5/2/97)                                    -6.98%         -          -         20.77%
Scudder VLIF Growth & Income (5/1/97)                                     -3.94%         -          -          6.78%
Scudder VLIF International (5/1/87)                                      -23.01%     10.58%      9.59%         8.69%
T. Rowe Price Equity Income (3/31/94)                                     11.21%     12.69%         -         14.87%
T. Rowe Price International Stock (3/31/94)                              -19.21%      6.69%         -          6.40%
T. Rowe Price Limited-Term Bond (5/13/94)                                  7.47%      3.71%         -          4.23%
T. Rowe Price New America Growth (3/31/94)                               -12.10%      9.86%         -         13.66%
T. Rowe Price Personal Strategy Balanced (12/31/94)                        3.69%     10.16%         -         12.74%
===================================================================================================================

The figures above are not an indication of present, past, or future performance
-------------------------------------------------------------------------------
of the applicable Subaccounts or of the actual portfolios available under the
-----------------------------------------------------------------------------
Policy.
-------

     We may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

                               CTR = (ERV/P) - 1
     Where:
       CTR =  -- The cumulative total return net of Subaccount recurring charges for the period.
       ERV =  -- The ending redeemable value of the hypothetical investment at the end of the period.
        P =   -- A hypothetical initial purchase payment of $1,000.

Other Performance Information
=============================

  The following is a partial list of those publications which may be cited in the Series Funds' advertising shareholder materials which contain articles describing investment results or other data relative to one or more of the Subaccounts. Other publications may also be cited.

Across the Board        Consumer Reports        Journal of Accountancy
Advertising Age         Economist               Journal of the American Society
American Banker         Financial Planning        of CLU & ChFC
Barron's                Financial World         Journal of Commerce
Best's Review           Forbes                  Life Association News
Broker World            Fortune Inc.            Life Insurance Selling
Business Insurance      Institutional Investor  Manager's Magazine
Business Month          Insurance Forum         Market Facts
Business Week           Insurance Sales         Money
Changing Times          Insurance Week

                               OTHER INFORMATION
                               =================

     A registration statement has been filed with the Securities and Exchange Commission ("SEC"), under the Securities Act of 1933 as amended, with respect to the Policies discussed in this Statement of Additional Information. Not all of the information set forth in the Registration Statement, amendments and exhibits thereto has been included in the Prospectus or this Statement of Additional Information. Statements contained in the Prospectus and this Statement of Additional Information concerning the content of the Policies and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, refer to the instruments filed with the SEC. They may be accessed on the SEC's Web site: http://www.sec.gov.

                             FINANCIAL STATEMENTS
                             ====================

     This Statement of Additional Information contains financial statements for United of Omaha Separate Account C as of December 31, 2000 and for the years ended December 31, 2000 and 1999 which have been audited by Deloitte & Touche, LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing.

     The Financial Statements of United of Omaha Life Insurance Company as of December 31, 2000 and 1999, and for the years ended December 31, 1998, 1999 and 2000 included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, Omaha, Nebraska, as stated in their report appearing herein and are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The financial statements of United of Omaha Life Insurance Company should be considered only as bearing on the ability of United of Omaha to meet its obligations under the Policies. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

UNITED OF OMAHA
LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL
OF OMAHA INSURANCE COMPANY)


STATUTORY BASIS FINANCIAL STATEMENTS
AND INDEPENDENT AUDITORS' REPORT
AS OF DECEMBER 31, 2000 AND 1999 AND FOR THE
YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
United of Omaha Life Insurance Company
Omaha, Nebraska

We have audited the accompanying statutory basis statements of admitted assets, liabilities, and surplus of United of Omaha Life Insurance Company (the "Company") (a wholly-owned subsidiary of Mutual of Omaha Insurance Company) as of December 31, 2000 and 1999, and the related statutory basis statements of income, changes in surplus, and cash flows for each of the three years in the period ended , December 31, 2000. The financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As more fully described in Note 1 to the financial statements, the Company has prepared these financial statements using accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska which practices differ from accounting principles generally accepted in the United States of America. The effects on such financial statements of the differences between the statutory basis of accounting and accounting principles generally accepted in the United States of America are described in Note 13.

In our opinion, because of the effects of the matters discussed in the preceding paragraph, the financial statements do not present fairly, in conformity with accounting principles generally accepted in the United States of America, the financial position of United of Omaha Life Insurance Company as of December 31, 2000 and 1999, or the results of its operations or its cash flow for each of the three years in the period ended December 31, 2000.

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and surplus of United of Omaha Life Insurance Company as of December 31, 2000 and 1999, and the results of its operations and its cash flow for each of the three years in the period ended December 31, 2000, on the basis of accounting described in Note 1.

/s/ Deloitte & Touche LLP

February 14, 2001

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND SURPLUS
DECEMBER 31, 2000 AND 1999
--------------------------------------------------------------------------------

ADMITTED ASSETS                                                                                      2000              1999
Cash and invested assets:
  Bonds                                                                                       $ 7,610,267,305    $ 7,500,735,371
  Preferred stocks                                                                                 52,305,000                  0
  Common stocks - unaffiliated                                                                     11,926,479          9,984,000
  Common stocks - affiliated                                                                      100,355,826         95,788,706
  Mortgage loans                                                                                  824,181,961        841,113,479
  Real estate occupied by the Company, net of accumulated depreciation of $ 66,430,543
    in 2000 and $62,841,429 in 1999                                                                74,427,711         76,636,056
  Real estate acquired in satisfaction of debt, net of accumulated depreciation of $ 360,788
    in 2000 and $211,026 in 1999                                                                    7,089,978          5,467,051
  Investment real estate, net of accumulated depreciation of $464,941 in 2000 and
    $4,166,244 in 1999                                                                                296,827          2,095,524
  Policy loans                                                                                    143,372,131        137,852,831
  Cash and short-term investments                                                                  52,380,183         78,892,569
  Other invested assets                                                                           188,239,431        132,785,146
                                                                                              ---------------    ---------------
           Total cash and invested assets                                                       9,064,842,832      8,881,350,733

Premiums deferred and uncollected                                                                 139,135,133        122,227,550
Investment income due and accrued                                                                  95,984,443         87,758,433
Electronic data processing equipment, net of accumulated depreciation
  of $87,020,239 in 2000 and $85,709,043 in 1999                                                   12,804,282         23,152,822
Receivable from parent, subsidiaries and affiliates                                                23,992,683         61,263,672
Other assets                                                                                      141,204,564        108,508,586
Separate accounts assets                                                                        1,589,181,407      1,463,646,824
                                                                                              ---------------    ---------------
           Total admitted assets                                                              $11,067,145,344    $10,747,908,620
                                                                                              ===============    ===============
LIABILITIES

Policy reserves:
  Aggregate reserve for policies and contracts                                                  6,489,140,916      6,380,304,112
  Liability for premium and other deposit funds                                                 1,746,764,958      1,828,111,153
  Policy and contract claims                                                                       78,848,047         79,515,156
  Other                                                                                            85,350,346         73,438,833
                                                                                              ---------------    ---------------
           Total policy reserves                                                                8,400,104,267      8,361,369,254

Interest maintenance reserve                                                                       18,676,082         27,418,733
Asset valuation reserve                                                                           138,378,220        122,704,340
General expenses and taxes due or accrued                                                          36,741,641         34,725,171
Federal income taxes due or accrued                                                                26,424,665         24,753,676
Other liabilities                                                                                  45,180,628         55,493,246
Separate accounts liabilities                                                                   1,569,554,629      1,434,665,900
                                                                                              ---------------    ---------------
           Total liabilities                                                                   10,235,060,132     10,061,130,320
                                                                                              ---------------    ---------------
SURPLUS

Capital stock, $10 par value, 900,000 shares authorized issued and outstanding                      9,000,000          9,000,000
Gross paid-in and contributed surplus                                                              62,723,580         62,723,580
Unassigned surplus                                                                                760,361,632        615,054,720
                                                                                              ---------------    ---------------
           Total surplus                                                                          832,085,212        686,778,300
                                                                                              ---------------    ---------------

           Total liabilities and surplus                                                      $11,067,145,344    $10,747,908,620
                                                                                              ===============    ===============

The accompanying notes are an integral part of these statutory basis financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF INCOME
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------

                                                                               2000             1999             1998
Income:
  Net premiums and annuity considerations                                $ 1,205,802,135  $ 1,140,044,210  $ 1,084,975,517
  Other considerations and fund deposits                                     384,135,714      275,898,803      236,637,747
  Net investment income                                                      656,199,475      612,041,206      579,276,068
  Other income                                                                68,904,550       61,053,155       44,797,965
                                                                         ---------------  ---------------  ---------------
           Total income                                                    2,315,041,874    2,089,037,374    1,945,687,297
                                                                         ===============  ===============  ===============
Benefits and expenses:
  Policyholder and beneficiary benefits                                    1,525,227,398    1,284,737,992    1,163,584,636
  Increase in reserves for policyholder and beneficiary benefits              53,873,529      263,438,655      262,888,025
  Commissions                                                                120,451,720      118,993,023      118,498,787
  Operating expenses                                                         223,722,428      231,963,954      225,066,608
  Net transfers to separate accounts                                         268,227,011      101,849,962       87,759,133
                                                                         ---------------  ---------------  ---------------

           Total benefits and expenses                                     2,191,502,086    2,000,983,586    1,857,797,189
                                                                         ===============  ===============  ===============

           Net gain from operations before federal income taxes and
            net realized capital gains                                       123,539,788       88,053,788       87,890,108

Federal income taxes                                                          36,417,363       45,205,000       47,032,000
                                                                         ---------------  ---------------  ---------------

           Net gain from operations before net realized capital gains         87,122,425       42,848,788       40,858,108

Net realized capital gains                                                    38,795,710       12,124,165        8,691,807
                                                                         ---------------  ---------------  ---------------
           Net income                                                    $   125,918,135  $    54,972,953  $    49,549,915
                                                                         ===============  ===============  ===============

The accompanying notes are an integral part of these statutory basis financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF CHANGES IN SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------

                                                            2000             1999            1998
Capital stock:
  Balance at beginning and end of year               $   9,000,000    $   9,000,000   $   9,000,000
                                                     -------------    -------------   -------------
Gross paid-in and contributed surplus:
  Balance at beginning and end of year                  62,723,580       62,723,580      62,723,580
                                                     -------------    -------------   -------------
Unassigned surplus:
  Balance at beginning of year                         615,054,720      547,882,169     516,351,285
  Net income                                           125,918,135       54,972,953      49,549,915
  Change in net unrealized capital gains and losses     31,855,299       25,943,741     (1,875,466)
  (Increase) decrease in:
    Non-admitted assets                                 10,993,063        5,596,094       3,153,680
    Asset valuation reserve                            (15,673,880)     (23,295,577)     (5,265,183)
  Additional pension plan contribution                           0                0      (9,732,000)
  Surplus withdrawn from separate accounts               7,283,750                0               0
  Change in surplus in separate accounts               (10,022,720)       3,964,183               0
  Other, net                                            (5,046,735)          (8,843)     (4,300,062)
                                                     -------------    -------------   -------------
  Balance at end of year                               760,361,632      615,054,720     547,882,169
                                                     -------------    -------------   -------------
           Total surplus                             $ 832,085,212    $ 686,778,300   $ 619,605,749
                                                     =============    =============   =============

The accompanying notes are an integral part of these statutory basis financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)

STATUTORY BASIS STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------

                                                                       2000              1999               1998
Cash from (used for) operations:

  Premiums, annuity considerations and other fund deposits        1,585,197,205     1,405,400,064      1,318,297,844
  Net investment income                                             634,508,418       592,873,645        568,917,450
  Other income                                                       62,889,140        67,077,830         38,788,628
  Benefits                                                       (1,527,716,678)    (1,277,572,534)   (1,167,243,929)
  Commissions and general expenses                                 (365,046,168)     (344,072,398)      (364,713,014)
  Federal income taxes                                              (32,963,178)      (57,072,123)        (6,095,871)
  Net transfers to separate accounts                               (265,158,285)     (104,327,662)       (88,584,356)
                                                                ---------------   ---------------    ---------------
           Net cash from operations                                  91,710,454       282,306,822        299,366,752
                                                                ---------------   ---------------    ---------------

Cash from (used for) investments:
  Proceeds from investments sold, redeemed or matured:
    Bonds                                                         1,743,410,840     1,522,098,100      1,193,524,488
    Mortgage loans                                                  152,689,047        88,676,462        146,103,815
    Stocks                                                           55,188,578        17,382,690          9,347,151
    Real estate                                                       5,500,000         4,050,000         26,750,000
    Other invested assets                                            78,871,040        39,411,955         25,274,875
  Tax on capital gains                                              (19,798,114)       (7,555,834)       (34,196,691)
  Cost of investments acquired:
    Bonds                                                        (1,666,397,909)   (1,941,582,149)    (1,502,417,064)
    Mortgage loans                                                 (321,853,917)     (141,987,030)      (152,354,622)
    Stocks                                                         (115,989,740)      (12,911,323)        (8,357,754)
    Other invested assets                                           (35,658,804)      (25,079,860)       (38,744,814)
    Real estate                                                      (3,153,459)       (1,777,668)        (7,991,164)
  Net increase in policy loans                                       (5,517,480)       (4,380,901)        (7,849,129)
                                                                ---------------   ---------------    ---------------
           Net cash from investments                               (132,709,918)     (463,655,558)      (350,910,909)
                                                                ---------------   ---------------    ---------------

Cash from (used for) financing and other sources:
  Borrowed money                                                     10,000,000                 0                  0
  Decrease (increase) in receivable from parent, subsidiaries
    and affiliates                                                   37,995,565        53,617,926        (78,025,309)
  Increase (decrease) in other nonqualified deposits                (23,676,240)       58,702,188        213,068,165
  Other cash provided                                                40,977,034        52,076,765         18,348,507
  Other cash used                                                   (50,809,281)     (112,506,672)        (8,691,343)
                                                                ---------------   ---------------    ---------------
           Net cash from financing and other sources                 14,487,078        51,890,207        144,700,020
                                                                ---------------   ---------------    ---------------
Net change in cash and short-term investments                       (26,512,386)     (129,458,529)        93,155,863

Cash and short-term investments:
  Beginning of year                                                  78,892,569       208,351,098        115,195,235
                                                                ---------------   ---------------    ---------------
  End of year                                                   $    52,380,183   $    78,892,569    $   208,351,098
                                                                ===============   ===============    ===============

The accompanying notes are an integral part of these statutory basis financial statements.

UNITED OF OMAHA LIFE INSURANCE COMPANY
(A WHOLLY-OWNED SUBSIDIARY OF MUTUAL OF OMAHA INSURANCE COMPANY)


NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 2000, 1999 AND 1998
--------------------------------------------------------------------------------


1.   NATURE OF OPERATIONS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     Nature of Operations - United of Omaha Life Insurance Company (the "Company") is a wholly-owned subsidiary of Mutual of Omaha Insurance Company ("Mutual of Omaha"), a mutual health and accident and life insurance company domiciled in the State of Nebraska. At December 31, 2000, the Company owned 100% of the outstanding common stock of the following entities: Companion Life Insurance Company ("Companion"), United World Life Insurance Company ("United World"), Mutual of Omaha Structured Settlement Company-Connecticut ("MOSSCO-CT"), and Mutual of Omaha Structured Settlement Company of New York, Inc. ("MOSSCO-NY"). The Company has insurance licenses to operate in 49 states, the District of Columbia, Guam, Puerto Rico, and the U.S. Virgin Islands. Individual life insurance and annuity products are sold through a network of career agents, direct mail, brokers, financial planners and banks. Group business is produced by representatives located in Mutual of Omaha group offices throughout the country.

     Basis of Presentation - The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. Prescribed statutory accounting practices are contained in a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations, and general administrative rules. Permitted statutory accounting practices encompass all accounting practices which may not necessarily be prescribed but are not prohibited.

     The accompanying statutory basis financial statements vary in some respects from those that would be presented in conformity with accounting principles generally accepted in the United States of America. The most significant differences include: (a) bonds are generally carried at amortized cost rather than being valued at either amortized cost or fair value based on their classification according to the Company's ability and intent to hold or trade the securities; (b) acquisition costs, such as commissions and other costs related to acquiring new business, are charged to operations as incurred and not deferred, whereas premiums are taken into income on a pro rata basis over the respective term of the policies; (c) deferred federal income taxes are not provided for temporary differences between tax and financial reporting; (d) no provision has been made for federal income taxes on unrealized appreciation of investments which are carried at market value; (e) asset valuation reserves ("AVR") and interest maintenance reserves ("IMR") are established; (f) different actuarial assumptions are used for calculating certain policy reserves; (g) changes in certain assets designated as "non-admitted" have been charged to unassigned surplus; (h) comprehensive income and its components are not presented in the financial statements; and (i) the change in the underlying book value of wholly-owned subsidiaries is reported as a change in net unrealized capital gains (losses), a component of unassigned surplus, rather than as a component of the Company's net income.

     Use of Estimates - The preparation of financial statements in accordance with statutory accounting practices requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ significantly from those estimates.

     Investments - Bonds are generally stated at amortized cost. Premiums and discounts on bonds not backed by other loans are amortized using the scientific method. Premiums and discounts on loan-backed bonds and structured securities are amortized using the retrospective method based on anticipated prepayments at the date of purchase. Changes in estimated cash flows from the original purchase assumptions are accounted for using the retrospective method. Preferred stocks are stated at cost. Common stocks of unaffiliated companies are stated at estimated fair value and stocks of affiliated companies (principally insurance companies) are valued at the Company's equity in the underlying book value. The change in the stated value is recorded as a change in net unrealized capital gains (losses), a component of unassigned surplus, ignoring the effect of income taxes.

     Mortgage loans and policy loans are stated at the aggregate unpaid balance. In accordance with statutory accounting practices, the Company records a general reserve for losses on mortgage loans as part of the asset valuation reserve.

     The home office properties, investment real estate, and electronic data processing equipment are valued at cost, less accumulated depreciation. Property acquired in satisfaction of debt is initially valued at the lower of cost or estimated fair value. Depreciation is provided on the straight-line basis over the estimated useful lives of the related assets.

     Short-term investments include all investments whose maturities, at the time of acquisition, are one year or less and are stated at cost which approximates market.

     Investment income is recorded when earned. Realized gains and losses on the sale or maturity of investments are determined on the specific identification basis. Any portion of invested assets designated as "non-admitted" is excluded from the statutory basis statements of admitted assets, liabilities and surplus.

     Asset Valuation and Interest Maintenance Reserves - The Company establishes certain reserves as promulgated by the NAIC. The AVR is established for the specific risk characteristics of invested assets of the Company. The IMR is established for the realized gains and losses on the redemption of fixed income securities resulting from changes in interest rates, net of tax. Gains and losses pertaining to the IMR are subsequently amortized into investment income over the expected remaining period to maturity of the investments sold or called.

     Policy Reserves - Policy reserves provide amounts adequate to discharge estimated future obligations in excess of estimated future premiums on policies in force. Reserves for life policies are computed principally by using the Commissioners' Reserve Valuation Method ("CRVM") or the Net Level Premium Method with assumed interest rates (2.5% to 6%) and mortality (American Experience, 1941 CSO, 1958 CSO, 1960 CSG and 1980 CSO tables) as prescribed by regulatory authorities. Reserves for annuities and deposit administration contracts are computed on the basis of interest rates ranging from 2.5% to 12.75%. Policy and contract claim liabilities include provisions for reported claims and estimates for claims incurred but not reported. To the extent the ultimate liability differs from the amounts recorded, such differences are reflected in operations when additional information becomes known.

     Premiums and Related Commissions - Premiums are recognized as income over the premium paying period of the policies. Commissions and other expenses related to the acquisition of policies are charged to operations as incurred.

     Federal Income Taxes - The Company files a consolidated federal income tax return with its parent and other eligible subsidiaries. The method of allocating taxes among the companies is prescribed by a written agreement approved by the Board of Directors. Each company's provision for federal income taxes is based on a separate return calculation with each company recognizing tax benefits of net operating losses and tax credits on a separate return basis.

     The provision for federal income taxes is based on income which is currently taxable. Deferred federal income taxes are not provided for temporary differences between income tax and statutory reporting. The Company recognizes the benefits of net operating loss, foreign tax and general business credit carryforwards when realized.

     Non-Admitted Assets - Certain assets designated as "non-admitted", principally receivables greater than ninety days due and office furniture and equipment, are excluded from the statutory basis statements of admitted assets, liabilities, and surplus. The net change in such assets is charged or credited to unassigned surplus.

     Fair Values of Financial Instruments - The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

       Cash, Short-Term Investments and Other Invested Assets - The carrying amounts for these instruments approximate their fair values.

       Bonds - The fair values for bonds are based on quoted market prices, where available. For bonds not actively traded, fair values are estimated using values obtained from independent pricing services and based on expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments.

       Unaffiliated Common Stocks - The fair values for unaffiliated common stocks are based on quoted market prices.

       Affiliated Common Stock - The fair values of affiliated common stocks are based on the Company's equity in the underlying book value.

       Preferred Stocks - The fair values for preferred stocks are based on quoted market prices.

       Mortgage Loans - The fair values for mortgage loans are estimated using discounted cash flow calculations which are based on interest rates currently being offered for similar loans to borrowers with similar credit ratings, credit quality, and maturity of the investments.

       Policy Loans - The carrying values of policy loans approximates their fair value.

       Investment Contracts - The fair values for liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, which are based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

       Derivatives - The fair value of interest-rate swaps, foreign currency swaps and interest-rate caps represents the amount at which the contracts could be settled based upon estimates obtained from issuing brokers. The fair value of equity-linked notes represents the appreciation of the underlying debt security based upon the cumulative return of the designated index.

     Derivatives - The Company invests in certain derivative financial instruments to reduce exposure to interest-rate risks associated with assets held or liabilities incurred. Derivative financial instruments utilized by the Company include interest-rate swaps, interest-rate caps and equity-linked notes. The Company does not engage in trading of these instruments.

     Interest-rate swap transactions generally involve the exchange of fixed and floating rate interest payment obligations without the exchange of the underlying principal amount. Net settlement amounts are reported as adjustments to net investment income on an accrual basis over the life of the swap agreement. Gains and losses resulting from early termination of interest-rate swaps used for hedging are deferred and amortized over the remaining period originally covered by the swap. The Company enters into interest-rate swap agreements to manage interest-rate exposure. The primary purpose for the interest-rate swap agreements is to modify the interest-rate sensitivities of certain investments so that they are highly correlated with the interest-rate sensitivities of certain insurance liabilities.

     Interest-rate caps represent a right to receive the excess of a referenced interest rate over a given rate in exchange for the payment of a premium. Premiums are amortized and recorded as an adjustment to net investment income over the life of the investment using the effective interest method. The Company uses interest-rate caps to more effectively manage interest-rate risk associated with single premium deferred annuity contracts. This allows the Company to limit the risk associated with an increase in interest rates.

     Equity-linked notes are stated at amortized cost. These instruments pay interest based on a very modest (or no) semi-annual or annual coupon rate and pay at maturity all principal plus "contingent" interest based on a coupon rate equal to the percentage increase in a designated index. If the index has declined over the term of the note, no contingent interest is payable, but at maturity all principal would nevertheless be payable. The designated index is typically linked to the performance of a known stock index or basket of indices. Interest income is accrued at the coupon rate while "contingent" interest is recognized upon maturity. The Company uses equity-linked notes to more cost effectively diversify its exposure to equity markets and as an asset replication instrument to match the liabilities of certain group annuity contracts where the customer seeks equity market participation. Equity-linked notes help reduce the Company's exposure to fluctuations in equity instruments by linking a substantial portion of their expected total return to certain market indices while preserving the invested principal.

     Separate Accounts - The assets of the separate accounts shown in the statutory basis statements of admitted assets are carried at fair value and consist primarily of common stock, mutual funds and commercial paper held by the Company for the benefit of contract holders under specific individual annuity and group annuity contracts. Deposits and premiums received from, and benefits paid to, separate account contract holders are reflected in the statutory basis statements of income, but are offset by transfers to and from the separate accounts, respectively. Net investment income and realized capital gains and losses on the separate accounts are reflected net of amounts credited to contract holders in the statutory basis statements of income. Mortality, policy administration and surrender charges to all separate accounts are included in revenue.

     Reclassifications - Certain reclassifications have been made to the prior year amounts to conform with current year presentation. Such reclassifications had no impact on unassigned surplus or net income.

2.   INVESTMENTS

     The cost or amortized cost, gross unrealized gains, gross unrealized losses and estimated fair value of the Company's investment securities were as follows:

                                                  Cost or           Gross           Gross         Estimated
                                                 Amortized       Unrealized      Unrealized          Fair
                                                    Cost            Gains          Losses           Value
      At December 31, 2000:
        U.S. Government                     $   76,876,586    $  4,813,220    $      7,049   $   81,682,757
        Political subdivisions                   6,517,788          98,141               0        6,615,929
        Mortgage-backed securities             648,942,300      20,931,937       1,803,680      668,070,557
        Special revenue                         99,972,828       6,162,202               0      106,135,030
        Public utilities                       494,155,801      16,310,264       6,621,784      503,844,281
        Industrial and miscellaneous         5,416,575,820      98,098,548     122,549,725    5,392,124,643
        Collateralized mortgage
          obligations                          896,173,518      26,578,241       3,735,858      919,015,901
        Parent, subs & affiliates               10,000,000               0               0       10,000,000
                                            --------------    ------------    ------------   --------------
                 Total                      $7,649,214,641    $172,992,553    $134,718,096   $7,687,489,098
                                            ==============    ============    ============   ==============

        Bonds                               $7,614,312,985
        Short-term investments                  34,901,656
                                            --------------
                                            $7,649,214,641
                                            ==============
        Preferred stocks                    $   52,305,000    $          0    $     31,383   $   52,273,617
                                            ==============    ============    ============   ==============

        Common stocks - unaffiliated        $    9,217,598    $  8,716,664    $  6,007,783   $   11,926,479
                                            ==============    ============    ============   ==============

     The amortized cost of bonds includes $ 4,045,680 of non-admitted assets related to bonds that were in or near default.

                                         Cost or             Gross               Gross           Estimated
                                        Amortized          Unrealized          Unrealized           Fair
                                          Cost               Gains               Losses            Value
At December 31, 1999:
  U.S. Government                    $    46,168,157      $         457      $    3,177,130    $   42,991,484
  Political subdivisions                   8,901,869             29,232             153,840         8,777,261
  Mortgage-backed securities             548,241,963          1,154,597          20,511,842       528,884,718
  Special revenue                         78,011,554          1,991,241             544,672        79,458,123
  Public utilities                       437,618,913          5,884,840          10,832,743       432,671,010
  Industrial and miscellaneous         5,320,620,462         86,295,749         162,461,206     5,244,455,005
  Collateralized mortgage
    obligations                        1,143,743,612         12,587,089          21,602,019     1,134,728,682

        Total                        $ 7,583,306,530      $ 107,943,205      $  219,283,452    $7,471,966,283
                                     ===============      =============      ==============    ==============

  Bonds                              $ 7,502,422,644
  Short-term investments                  80,883,886
                                     ---------------
                                     $ 7,583,306,530
                                     ===============
  Preferred stocks                   $             0      $           0      $            0    $            0
                                     ===============      =============      ==============    ==============
  Common stocks - unaffiliated       $        19,336      $   9,964,664      $            0    $    9,984,000
                                     ===============      =============      ==============    ==============

The amortized cost of bonds includes $1,687,273 of non-admitted assets related to bonds that were in or near default.

The amortized cost and estimated fair value of debt securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                              Amortized                Estimated
                                                                                 Cost                  Fair Value
  Due in one year or less                                                   $   368,062,539         $   367,674,660
  Due after one year through five years                                       1,651,288,404           1,643,033,120
  Due after five years through ten years                                      1,922,489,106           1,915,241,123
  Due after ten years                                                         2,162,258,774           2,174,453,737
                                                                            ---------------         ---------------
                                                                              6,104,098,823           6,100,402,640
  Collateralized mortgage obligations and mortgage backed
    securities                                                                1,545,115,818           1,587,086,458
                                                                            ---------------         ---------------
                                                                            $ 7,649,214,641         $ 7,687,489,098
                                                                            ===============         ===============

The sources of net investment income were as follows:


                                                  2000              1999             1998

  Bonds                                      $ 574,823,963     $ 544,343,674     $515,151,979
  Preferred stocks                               4,193,821            87,536          299,096
  Common stocks                                  6,197,553           161,075          145,600
  Mortgage loans                                57,722,324        49,565,958       52,305,094
  Real estate                                   18,562,533        18,318,351       19,833,382
  Policy loans                                   9,037,066         9,465,535        7,323,862
  Short-term investments                         3,162,184         7,990,378        4,961,823
  Other                                             49,245        (2,910,505)      (1,969,054)
                                             -------------     -------------     ------------
                                               673,748,689       627,022,002      598,051,782
  Investment expense                           (21,247,712)      (19,083,356)     (22,067,317)
  Amortization of interest maintenance
    reserve                                      3,698,498         4,102,560        3,291,603
                                             -------------     -------------     ------------
                                             $ 656,199,475     $ 612,041,206     $579,276,068
                                             =============     =============     ============


Gross realized gains and losses from investments consist of the following:


                                                                                              Net
                                              Gross                Gross                   Realized
                                             Realized             Realized                   Gains
                                              Gains                Losses                  (Losses)
 Year ended December 31, 2000:
  Bonds                                   $   8,789,941         $   19,235,881          $  (10,445,940)
  Common stocks                               2,763,766              2,061,667                 702,099
  Preferred stocks
  Mortgage loans                              1,284,987              1,506,353                (221,366)
  Real estate                                 3,853,778                      0               3,853,778
  Other invested assets                      65,760,117              7,882,211              57,877,906
                                          -------------         --------------          --------------
                                          $  82,452,589         $   30,686,112              51,766,477
                                          =============         ==============
  Capital gains tax                                                                        (18,014,918)
  Transfer to IMR                                                                            5,044,151
                                                                                        --------------
  Net realized capital gains                                                            $   38,795,710
                                                                                        ==============

                                                                                             Net
                                                              Gross          Gross         Realized
                                                            Realized        Realized        Gains
                                                              Gains          Losses        (Losses)
          Year ended December 31, 1999:
            Bonds                                          $  5,963,118     $4,998,234     $   964,884
            Common stocks                                       112,286      1,716,877      (1,604,591)
            Preferred stocks                                  1,975,380              0       1,975,380
            Mortgage loans                                    2,313,158              0       2,313,158
            Real estate                                         779,916              0         779,916
            Other invested assets                            19,800,435        647,740      19,152,695
                                                           ------------     ----------     -----------
                                                           $ 30,944,293     $7,362,851     $23,581,442
                                                           ============     ==========
            Capital gains tax                                                               (8,233,097)
            Transfer to IMR                                                                 (3,224,180)
                                                                                           -----------
            Net realized capital gains                                                     $12,124,165
                                                                                           ===========


                                                                                             Net
                                                              Gross          Gross         Realized
                                                            Realized        Realized        Gains
                                                              Gains          Losses        (Losses)
          Year ended December 31, 1998:
            Bonds                                          $ 13,939,103     $  239,888    $ 13,699,215
            Common stocks                                       375,644         54,386         321,258
            Mortgage loans                                    5,818,177        180,586       5,637,591
            Real estate                                       4,248,433        697,886       3,550,547
            Other                                             9,711,346         76,758       9,634,588
                                                           ------------     ----------    ------------
                                                           $ 34,092,703     $1,249,504      32,843,199
                                                           ============     ==========
            Capital gains tax                                                              (11,465,087)
            Transfer to IMR                                                                (12,686,305)
                                                                                          ------------
            Net realized capital gains                                                    $  8,691,807
                                                                                          ============



     Proceeds from the sale of bonds were $408,658,599, $321,474,524 and $141,015,129 during 2000, 1999 and 1998, respectively.

     The Company invests in mortgage loans collateralized principally by commercial real estate. The maximum and minimum lending rates for mortgage loans during 2000 ranged from 7.4% to 9.9%. The maximum percentage of any one loan to the value of security at the time the loan was originated, exclusive of insured, guaranteed or purchase money mortgages, was 75%. The estimated fair value of the mortgage loan portfolio was $852,257,479 and $838,200,700 at December 31, 2000 and 1999, respectively.

     The Company's mortgage loans finance various types of commercial properties throughout the United States. The geographic distributions of the mortgage loans at December 31, 2000 and 1999 were as follows:

                                                   2000                1999

        Texas                                 $  79,968,051      $  89,097,476
        California                               62,129,343         52,766,007
        Florida                                  60,628,868         50,384,648
        Michigan                                 48,663,399         31,054,631
        Louisiana                                43,928,888         49,318,763
        Alabama                                  41,102,341         36,711,597
        All other states                        487,761,071        531,780,357
                                              -------------      -------------
                                              $ 824,181,961      $ 841,113,479
                                              =============      =============

     There were no non-performing or restructured mortgage loans at December 31, 2000. At December 31, 1999, the Company held non-performing loans of $441,432. There were no restructured mortgage loans at December 31, 1999.

     Securities with an amortized cost of $ 5,368,044 and $5,417,960 were on deposit with government agencies at December 31, 2000 and 1999, respectively, as required by law in various jurisdictions in which the Company conducts business.

     The Company has a securities lending program whereby securities are loaned to third parties, primarily major brokerage firms. Company policy requires a minimum of 102% of the fair value of the loaned securities to be separately maintained as collateral for the loans. The collateral is recorded in memorandum records and is not reflected in the accompanying statutory basis statements of admitted assets, liabilities and surplus. To further minimize the credit risks related to this lending program, the Company regularly monitors the financial condition of counterparties to these agreements and also receives an indemnification from the financial intermediary who structures the transactions.

     The Company has commitments to fund bond investments of $36,259,196 as of December 31, 2000. The Company also has commitments to fund mortgage loans of $16,785,495 as of December 31, 2000. These commitments are legally binding and have fixed expiration dates or other termination clauses that may require a payment of a fee. In the event that the financial condition of a borrower deteriorates materially, the commitment may be terminated. Since some of the commitments may expire or terminate, the total commitments do not necessarily represent future liquidity requirements.

3.   DERIVATIVE FINANCIAL INSTRUMENTS

     The following table summarizes the Company's derivative financial instruments. Notional amounts are used on certain instruments to express the volume of these transactions, but do not represent the much smaller amounts potentially subject to credit risk.

                                                                         Estimated
                                    Notional             Statement         Fair           Year(s) of       Interest         Rate
                                     Amount                Value           Value           Maturity          Paid         Received
At December 31, 2000:

  Interest-rate swaps            $  212,500,000        $          0     $ (2,731,046)     2002 - 2005       7.00%          7.11%
                                 ==============        ============     ============
  Interest-rate caps             $  595,000,000        $  2,602,848     $    723,880      2001 - 2005
                                 ==============        ============     ============
  Equity-linked notes            $  101,000,000        $  1,180,400     $ 66,512,118      2001 - 2016
                                 ==============        ============     ============

At December 31, 1999:

  Interest-rate swaps            $  202,500,000        $          0     $    880,563      2002 - 2003       6.97%          6.23%
                                 ==============        ============     ============
  Interest-rate caps             $  685,000,000        $  2,950,371     $  3,484,314      2000 - 2004          0              0
                                 ==============        ============     ============
  Equity-linked notes            $  101,000,000        $  2,360,800     $ 89,887,364      2001 - 2016          0              0
                                 ==============        ============     ============


     These derivative financial instruments involve, to varying degrees, elements of credit and market risk which are not recognized in the statutory basis statements of admitted assets, liabilities and surplus. Credit risk is defined as the possibility that a loss may occur from the failure of another party to perform in accordance with the terms of the contract which exceeds the value of existing collateral, if any. Market risk is the possibility that future changes in market conditions may make the derivative financial instrument less valuable. The Company evaluates the risk associated with derivatives in much the same way as the risks with on-balance sheet financial instruments. The derivative's risk of credit loss is generally a small fraction of the notional value of the instrument and is represented by the fair value of derivative financial instruments with positive fair values. The Company attempts to limit its credit risk by dealing with creditworthy counterparties and obtaining collateral where appropriate.

     The Company has considerable experience in evaluating and managing credit risk. Each issuer or counterparty is extensively reviewed to evaluate its financial stability before entering into each agreement and throughout the period that the financial instrument is owned.

4.   FEDERAL INCOME TAXES

     The provision for federal income taxes reflects an effective income tax rate which differs from the prevailing federal income tax rate primarily as a result of income and expense recognition differences between statutory and income tax reporting. The major differences include capitalization and amortization of certain policy acquisition amounts for tax purposes, different methods for determining statutory and tax insurance reserves, timing of the recognition of market discounts on bonds and certain accrued expenses, and the acceleration of depreciation for tax purposes.

     The Company's tax returns have been examined by the Internal Revenue Service through 1995. Management believes that the final resolution of all income tax issues for 1995 and prior years will not have a material impact on the Company's statutory basis financial statements.

     Under federal income tax law in effect prior to 1984, the Company accumulated approximately $31,615,000 of deferred taxable income which could become subject to income taxes in the future under certain conditions. Management believes the chance that those conditions will exist is not likely.

5.   RETIREMENT BENEFITS

     The Company participates with Mutual of Omaha and certain subsidiaries (the "Companies") in a noncontributory defined benefit plan covering all United States employees meeting certain minimum requirements. Retirement benefits are based upon years of credited service and final average earnings history.

     Information regarding accrued benefits and net assets has not been determined on an individual company basis. The Company's allocation of salary expense was approximately 26%, 25% and 27% of the total Companies' salary expense in 2000, 1999 and 1998, respectively. The Companies expensed contributions of $11,399,115, $12,971,440 and $10,254,308 in 2000, 1999 and
     1998, respectively. Total benefit costs were $26,150,000, $26,101,000 and $26,160,000 in 2000, 1999 and 1998, respectively. Plan assets include United of Omaha Life Insurance Company guaranteed investment contracts of $290,801,000 and $291,281,000 at December 31, 2000 and 1999, respectively.
     In 1998, the Companies changed the plan's assumed annual investment return and, in order to improve the funding status of the plan, increased the amount that was contributed for 1998. At December 31, 1998, the Companies recorded a direct charge to surplus of $37,540,647, which represented an additional contribution of $57,814,647, net of tax. The Company's share of this contribution was $9,731,808, net of tax. The valuation date for the pension benefit amounts in the table below is January 1, 2000 and 1999, respectively.

     The Companies also provide certain postretirement medical and life insurance benefits to employees hired before January 1, 1995. Benefits are based on hire date, age and years of service. The cost of these postretirement benefits is allocated to the Companies in accordance with an intercompany cost-sharing agreement. Plan assets are invested in a United of Omaha Life Insurance Company investment contract. The Companies use the accrual method of accounting for postretirement benefits and elected to amortize the original transition obligation over 20 years. Employer contributions for other benefits were $3,800,000, $3,684,000 and $2,709,000 during the years ended December 31, 2000, 1999 and 1998, respectively. Total benefit costs were $9,530,900, $10,129,600 and $9,853,410 in 2000,
     1999 and 1998, respectively.


                                            January 1,                           December 31,
                                ---------------------------------      ---------------------------------
                                         Pension Benefits                       Other Benefits
                                ---------------------------------      ---------------------------------
                                      2000              1999                2000                1999
Benefit obligation              $    516,620,465    $ 475,851,413      $  82,952,989       $  90,913,152
Fair value of plan assets            498,025,162      458,944,992         14,243,642           9,564,322
                                ----------------    -------------      -------------       -------------
Funded status                   $    (18,595,303)   $ (16,906,421)     $ (68,709,347)      $ (81,348,830)
                                ================    =============      =============       =============

                                           ----------------        ----------------
                                           Pension Benefits         Other Benefits
                                           ----------------        ----------------
        Weighted average assumptions       2000        1999        2000        1999

        Discount rate                      6.31%       6.55%       7.75%       7.75%
        Expected return on plan assets     8.00%       8.00%       6.75%       6.75%
        Rate of compensation increase      5.00%       5.00%        N/A         N/A
        Health care cost trade rate         N/A         N/A        5.00%       5.00%


     The health care cost trend rate assumption has a significant effect on the amounts reported. To illustrate, increasing the assumed health care cost trend rate by one percentage point in each year would increase the Companies' accumulated postretirement benefit obligation as of December 31, 2000 by approximately $5,700,000 and the estimated eligibility and interest cost components of the net periodic postretirement benefit costs for 2000 by approximately $700,000.

     The Companies sponsor various savings and investment plans. The expense for these defined contribution plans was $12,361,000, $11,192,000 and $6,906,000 in 2000, 1999 and 1998, respectively.

6.   RELATED PARTY TRANSACTIONS

     The home office properties are occupied jointly by the Company, Mutual of Omaha and certain affiliates. Because of this relationship, the Companies incur joint operating expenses subject to allocation. Management believes the method of allocating such expenses is fair and reasonable.

     The Company paid $ 110,537, $302,133 and $410,598 during 2000, 1999 and
     1998, respectively, to KPM Investment Management, Inc., an affiliate, for equity investment management services. The Company did not pay any assignment fees for the year ended December 31, 2000, however, the Company paid $750 to MOSSCO-CT for the year ended December 31, 1999, and $7,500 to MOSSCO-CT for the year ended December 31, 1998.

     Under the terms of a reinsurance treaty effected June 1, 1955, all health and accident insurance written by the Company is ceded to Mutual of Omaha. The operating results of certain lines of group health and accident and life insurance are shared equally by the Company and Mutual of Omaha. The amounts ceded were as follows:

At December 31,                                                                     2000                    1999

     Aggregate reserve for policies and contracts                            $     94,255,445          $    91,073,753
                                                                             ================          ===============

     Policy and contract claims                                              $     96,196,102          $   100,988,273
                                                                             ================          ===============

Year Ended December 31,                                     2000                    1999                    1998
     Premium considerations                          $    437,949,167        $    440,864,375          $   387,138,546
                                                     ================        ================          ===============
     Policyholder and beneficiary benefits           $    355,544,047        $    370,484,415          $   337,101,103
                                                     ================        ================          ===============
     Group reinsurance settlement expense
       (included in operating expenses)              $     16,852,083        $     25,391,147          $    18,777,060
                                                     ================        ================          ===============

     The Company also assumes group and individual life insurance from Companion. The Company entered into a coinsurance treaty with Companion relating to bank annuity business in which Companion cedes 90% of the 2000 and 1999 related premiums to the Company and the Company pays 90% of the related benefits, in 2000 and 1999, respectively. The total amounts assumed by the Company relating to the treaties with Companion were as follows:

     At December 31,                                                              2000                  1999

          Aggregate reserve for policies and contracts                       $   90,950,703        $   67,290,793
                                                                             ==============        ==============
          Policy and contract claims                                         $    1,854,892        $    2,740,908
                                                                             ==============        ==============
          Other amounts receivable under reinsurance contracts               $   93,601,267        $   69,445,931
                                                                             ==============        ==============

     The amounts assumed by the Company from Companion and included in the statutory statements of income were as follows:

     Year Ended December 31,                                                      2000                  1999               1998
          Premium considerations                                             $   29,586,170        $   23,134,359     $  19,789,981
                                                                             ==============        ==============     =============
          Policyholder and beneficiary benefits                              $    8,718,336        $    7,951,294     $   7,559,683
                                                                             ==============        ==============     =============

7.   REINSURANCE

     In the normal course of business, the Company assumes and cedes insurance business. The ceding of insurance business does not discharge an insurer from its primary legal liability to a policyholder. The Company remains liable to the extent that a reinsurer is unable to meet its obligations.

     The reconciliation of total premiums to net premiums is as follows:


     Year Ended December 31,                                                      2000                  1999               1998

          Direct                                                             $1,650,074,557        $1,567,106,907    $1,460,515,466
            Assumed:
              Affiliated                                                         29,586,170            23,134,359        19,789,981
              Nonaffiliated                                                      25,303,593            32,345,121        26,437,129
          Ceded:
              Affiliated                                                       (437,949,167)         (440,864,375)     (387,138,546)
              Nonaffiliated                                                     (61,213,018)          (41,677,802)      (34,628,513)
                                                                             --------------        --------------    --------------
                  Net                                                        $1,205,802,135        $1,140,044,210    $1,084,975,517
                                                                             ==============        ==============    ==============


8.   CREDIT ARRANGEMENTS

     The Company and Mutual of Omaha are authorized by their Boards of Directors to borrow a maximum of $175,000,000 on a joint basis under certain lines of credit. At December 31, 2000, the Company had $10,000,000 in outstanding borrowings against its uncommitted, uncollateralized revolving lines of credit. Interest rates applicable to borrowings under these lines of credit are negotiated with the lender at the time of borrowing.

9.   COMMITMENTS AND CONTINGENCIES

     Various lawsuits have arisen in the ordinary course of the Company's business. The Company believes that its defenses are meritorious and the eventual outcome of those lawsuits will not have a material effect on the Company's financial position.

     Leases - The Company leases certain property to house Home Office operations in Omaha, Nebraska, from its parent, Mutual of Omaha. The current lease expires December 31, 2035.

     The Company and Mutual of Omaha rent office space, equipment and computer software under noncancellable operating leases. Future required minimum rental payments under those leases as of December 31, 2000 were approximately:

        2001                                                 $   17,138,668
        2002                                                     12,179,983
        2003                                                      7,633,836
        2004                                                      3,890,283
        2005                                                      1,869,574
        Thereafter                                                2,861,230
                                                             --------------
           Total                                             $   45,573,574
                                                             ==============

10.  DEPOSIT FUNDS

     The estimated fair value and statement value of guaranteed investment and select maturity contracts at December 31 were:


                                             2000                 1999

        Estimated fair value            $ 1,293,786,000      $1,138,068,000
                                        ===============      ==============
        Statement value                 $ 1,279,651,000      $1,406,712,000
                                        ===============      ==============

     The fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest-rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

     At December 31, 2000 and 1999, the Company held annuity reserves and deposit fund liabilities of $2,512,555,124 and $2,472,653,621, respectively, that were subject to discretionary withdrawal at book value with a surrender charge of less than 5%.

11.  STOCKHOLDER DIVIDENDS

     Regulatory restrictions limit the amount of dividends available for distribution without prior approval of regulatory authorities. The maximum amount of dividends which can be paid to the stockholder without prior approval of the Director of Insurance of the State of Nebraska is the greater of 10% of the insurer's surplus as of the previous December 31 or net gain from operations for the previous twelve month period ending December 31. Based upon these restrictions, the Company is permitted a maximum dividend distribution of $87,122,425 in 2001.

12.  BUSINESS RISKS

     The Company is subject to regulation by state insurance departments and undergoes periodic examinations by those departments. The following is a description of the most significant risks facing life and health insurers and how the Company manages those risks:

       Legal/Regulatory Risk is the risk that changes in the legal or regulatory environment in which an insurer operates will occur and create additional costs or expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by operating throughout the United States, thus reducing its exposure to any single jurisdiction, and by diversifying its products.

       Credit Risk is the risk that issuers of securities owned by the Company will default, or that other parties, including reinsurers which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy and by maintaining sound reinsurance, credit and collection policies.

       Interest-Rate Risk is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. The Company mitigates this risk by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, the Company may have to sell assets prior to maturity and recognize a gain or loss.

13. RECONCILIATION OF STATUTORY NET INCOME AND SURPLUS TO GAAP NET INCOME AND EQUITY

     As described in Note 1, the Company has prepared these financial statements in conformity with statutory accounting practices prescribed or permitted by the Insurance Department of the State of Nebraska. These practices differ from accounting principles generally accepted in the United States of America ("GAAP"). The following tables reconcile statutory basis net income to GAAP net income and statutory basis surplus to GAAP equity.


                                                                              2000              1999             1998

       Statutory net income as reported                                 $ 125,918,135     $   54,972,953     $ 49,549,915
       Future policy benefits and policyholder
         account balances                                                  13,365,794         14,442,932      (36,682,957)
       Deferred policy acquisition costs                                   26,035,669         28,205,163       47,066,276
       Deferred income taxes and other tax
         reclassifications                                                 (6,266,928)        (6,785,000)      16,252,000
       Valuation of investments                                            (8,412,397)        15,115,420         (118,976)
       Earnings of subsidiaries                                             6,481,904         10,828,173       10,515,942
       Cumulative effect of adopting
         SFAS No. 133, net of tax                                           8,893,990                  0                0
       Other                                                               (7,686,160)         2,983,278        7,916,496
                                                                        -------------     --------------     ------------
       Net income in conformity with accounting
         principles generally accepted in the
         United States of America                                       $ 158,330,007     $  119,762,919     $ 94,498,696
                                                                        =============     ==============     ============

                                                                                                  2000               1999
       Statutory surplus                                                                  $   832,085,212     $   686,778,300
       Future policy benefits and policyholder
         account balances                                                                    (298,482,040)       (312,316,678)
       Deferred policy acquisition costs                                                      847,175,902         845,530,005
       Deferred income taxes                                                                  (68,695,851)         (7,514,000)
       Valuation of investments                                                                   (73,042)       (144,254,888)
       Statutory asset valuation reserve                                                      138,378,219         122,704,340
       Subsidiary equity                                                                       35,531,465          25,350,012
       Statutory interest maintenance reserve                                                  18,676,082          27,418,733
       Cumulative effect of adopting SFAS No. 133                                               9,813,419                   0
       Other                                                                                  (13,012,801)        (13,214,697)
                                                                                          ---------------     ---------------
       Equity in conformity with accounting principles
         generally accepted in the United States of America
                                                                                          $ 1,501,396,565     $ 1,230,481,127
                                                                                          ===============     ===============

14.  CODIFICATION OF STATUTORY ACCOUNTING PRINCIPLES

     In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles ("Codification"). Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The State of Nebraska will require adoption of Codification for the preparation of statutory basis financial statements effective January 1, 2001. The Company estimates that the adoption of Codification will reduce the Company's surplus as of January 1, 2001 by approximately $900,000, which primarily relates to accounting principles regarding nonadmitted assets, guaranty funds, pension plans, income taxes and the IMR.

UNITED OF OMAHA
SEPARATE ACCOUNT C


FINANCIAL STATEMENTS AND
INDEPENDENT AUDITORS' REPORT AS OF
DECEMBER 31, 2000 AND FOR THE PERIODS
ENDED DECEMBER 31, 2000 AND 1999

INDEPENDENT AUDITORS' REPORT


To the Board of Directors
United of Omaha Life Insurance Company

We have audited the accompanying statement of net assets of each of the sub-accounts ("portfolios" that include American Growth, American Small Capitalization, EAFE(R) Equity Index, Small Cap Index, Prime Money Fund II, U.S. Government Securities II, Asset Manager, Asset Manager: Growth, Contrafund, Equity Income (Fidelity VIP and VIP II), Growth, Index 500, Capital Opportunities, Emerging Growth, Global Governments, High Income, Research, Emerging Markets Equity, Fixed Income, Equity-Income (Pioneer VCT), Fund, Growth Shares, Mid-Cap Value, Real Estate Growth, Bond, Global Discovery, Growth and Income, International, Money Market, Equity Income (T. Rowe Price), International Stock, Limited-Term Bond, New America Growth and Personal Strategy Balanced) that comprise United of Omaha Separate Account C (the "Separate Account") as of December 31, 2000, and the related statements of operations and changes in net assets for the periods ended December 31, 2000 and 1999. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 2000 by correspondence with the transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting the Separate Account as of December 31, 2000, and the results of their operations and changes in their net assets for the periods ended December 31, 2000 and 1999 in conformity with accounting principles generally accepted in the United States of America.

/s/  Deloitte & Touche, LLP

March 19, 2001

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENT OF NET ASSETS
DECEMBER 31, 2000
--------------------------------------------------------------------------------

                                                                                                Market        Market
                                                                                   Units      (Carrying)      Value
ASSETS                                                               Cost       Outstanding      Value       per Unit

Investments:
  Alger:
    American Growth                                               $ 70,382,958    2,628,837   $ 66,409,228     $25.26
    American Small Capitalization                                   51,945,057    2,244,009     35,071,480      15.63
  Deutsche VIT:
    EAFE(R) Equity Index                                             6,484,440      681,826      5,974,035       8.76
    Small Cap Index                                                  3,500,434      362,810      3,369,031       9.29
  Federated:
    Prime Money Fund II                                             36,951,437   30,412,342     37,125,155       1.22
    U.S. Government Securities II                                   27,657,443    2,166,768     28,823,783      13.30
  Fidelity VIP and VIP II:
    Asset Manager                                                      564,069       31,731        561,291      17.69
    Asset Manager:  Growth                                          49,707,547    2,575,647     47,948,085      18.62
    Contrafund                                                      68,853,564    3,206,747     77,657,597      24.22
    Equity Income                                                   68,494,307    3,809,803     76,167,465      19.99
    Growth                                                           1,098,490       34,000      1,065,114      31.33
    Index 500                                                       59,858,161    3,986,459     63,257,359      15.87
  MFS:
    Capital Opportunities                                           39,718,265    2,134,372     44,621,051      20.91
    Emerging Growth                                                 59,100,921    2,705,501     79,714,161      29.46
    Global Governments                                              16,892,222    1,519,697     16,604,843      10.93
    High Income                                                     25,689,088    1,934,018     23,689,233      12.25
    Research                                                        40,086,133    2,230,913     48,815,432      21.88
  Morgan Stanley Dean Witter:
    Emerging Markets Equity                                          4,894,431      357,521      2,887,983       8.08
    Fixed Income                                                     2,082,428      186,527      2,079,878      11.15
  Pioneer VCT:
    Equity-Income                                                    6,400,048      592,362      6,805,683      11.49
    Fund                                                             2,745,199      271,842      2,652,431       9.76
    Growth Shares                                                      161,108       15,428        143,320       9.29
    Mid-Cap Value                                                    8,253,521      634,585      9,099,458      14.34
    Real Estate Growth                                              10,066,706      893,578     10,504,727      11.76
  Scudder VLIF:
    Bond                                                               272,151       19,477        276,324      14.19
    Global Discovery                                                10,136,801      520,978     10,351,316      19.87
    Growth and Income                                               13,140,334      936,179     11,994,226      12.81
    International                                                   42,372,971    2,259,910     40,080,902      17.74
    Money Market                                                       140,952      110,021        140,971       1.28
  T. Rowe Price:
    Equity Income                                                   65,853,289    3,346,941     70,217,698      20.98
    International Stock                                             41,591,693    2,826,187     41,614,585      14.72
    Limited-Term Bond                                               43,795,611    3,490,594     43,950,075      12.59
    New America Growth                                              34,744,505    1,667,252     34,738,618      20.84
    Personal Strategy Balanced                                      47,042,443    2,633,879     48,779,509      18.52
                                                                  ------------                ------------

           Total invested assets                                  $960,678,727                $993,192,047
                                                                  ============                ============

LIABILITIES                                                       $          -                $          -
                                                                  ============                ============

           Net assets                                             $960,678,727                $993,192,047
                                                                  ============                ============

 The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C


STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2000 AND 1999
-------------------------------------------------------------------------------

                                       Alger                                                          Deutsche VIT
                                       -----------------------------------------------------------    -------------------------
                                                                                                        EAFE(R)        Small
                                                American                       American                 Equity          Cap
                                                  Growth                 Small Capitalization           Index          Index
                                       ----------------------------    ---------------------------    -------------------------
                                            2000           1999           2000            1999         2000 (A)       2000 (A)
Income:
  Investment income:
    Reinvested dividends
      and capital gain
      distributions                     $ 10,257,585    $ 5,530,832    $ 16,685,415    $ 4,300,844    $   96,941     $   17,035

Expenses:
  Mortality and expense
    risk charges                             927,527        726,305         540,118        444,473        27,524         15,610
                                        ------------    -----------    ------------    -----------    ----------     ----------
           Net investment
             income (expense)              9,330,058      4,804,527      16,145,297      3,856,371        69,417          1,425

Net realized gains (losses)                4,876,725      2,243,216        (727,746)       184,639        (4,036)           (71)

Net change in unrealized
  gains (losses)                         (26,889,493)    10,206,081     (29,035,709)     9,931,186      (510,405)      (131,403)
                                        ------------    -----------    ------------    -----------    ----------     ----------

Net increase (decrease) in
  net assets from operations             (12,682,710)    17,253,824     (13,618,158)    13,972,196      (445,024)      (130,049)

Purchases made by
  policyholders                           15,283,196     13,193,891       7,107,999      4,440,009     6,423,168      3,520,104

Withdrawals made by
  policyholders                          (10,842,011)    (4,532,126      (6,264,099)    (3,798,301)       (4,109)       (21,024)
                                        ------------    -----------    ------------    -----------    ----------     ----------

Net policyholder
  transactions                             4,441,185      8,661,765         843,900        641,708     6,419,059      3,499,080
                                        ------------    -----------    ------------    -----------    ----------     ----------

Increase (decrease) in
  net assets                              (8,241,525)    25,915,589     (12,774,258)    14,613,904     5,974,035      3,369,031

Net assets, beginning of
  period                                  74,650,753     48,735,164      47,845,738     33,231,834             -              -
                                        ------------    -----------    ------------    -----------    ----------     ----------

Net assets, end of period               $ 66,409,228    $74,650,753    $ 35,071,480    $47,845,738    $5,974,035     $3,369,031
                                        ============    ===========    ============    ===========    ==========     ==========

Accumulation unit:
  Purchases                                  558,983        572,950         385,485        295,730       685,246        366,462
  Withdrawals                               (379,152)      (188,870)       (327,156)      (248,285)       (3,420)        (3,652)
                                        ------------    -----------    ------------    -----------    ----------     ----------

Net increase (decrease) in
  units outstanding                          179,831        384,080          58,329         47,445       681,826        362,810

Units outstanding,
  beginning of period                      2,449,006      2,064,926       2,185,680      2,138,235             -              -
                                        ------------    -----------    ------------    -----------    ----------     ----------

Units outstanding, end
  of period                                2,628,837      2,449,006       2,244,009      2,185,680       681,826        362,810
                                        ============    ===========    ============    ===========    ==========     ==========


(A) For the period from May 1 to December 31.
The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------------------------------------------------------------------------
Federated                                                                  Fidelity VIP and VIP II
----------------------------------------------------------------------     -------------------------------------------------------

            Prime Money                           U.S. Government                   Asset                   Asset Manager:
              Fund II                              Securities II                   Manager                       Growth
------------------------------------       ---------------------------     ----------------------     ----------------------------
         2000               1999              2000            1999            2000         1999            2000           1999
   $    2,509,140       $  2,325,388       $ 1,506,368     $ 1,386,713     $   69,110    $ 48,763     $  5,847,257     $ 3,485,423



          532,597            570,568           342,950         356,923          8,464       9,219          643,928         669,434
   --------------       ------------       -----------     -----------     ----------    --------     ------------     -----------

        1,976,543          1,754,820         1,163,418       1,029,790         60,646      39,544        5,203,329       2,815,989

                -                  -           201,141         381,973         10,559       6,757        1,367,689       2,081,653


                -                  -         1,287,128      (1,964,520)      (103,360)     12,859      (14,141,465)      2,324,333
   --------------       ------------       -----------     -----------     ----------    --------     ------------     -----------


        1,976,543          1,754,820         2,651,687        (552,757)       (32,155)     59,160       (7,570,447)      7,221,975


      129,039,589        108,884,735         3,878,747       4,852,194            547      17,585        3,216,464       2,731,354


     (154,110,894)       (89,526,996)       (6,709,119)     (6,146,409)       (91,491)    (44,853)      (5,445,675)     (7,063,950)
   --------------       ------------       -----------     -----------     ----------    --------     ------------     -----------


      (25,071,305)        19,357,739        (2,830,372)     (1,294,215)       (90,944)    (27,268)      (2,229,211)     (4,332,596)
   --------------       ------------       -----------     -----------     ----------    --------     ------------     -----------


      (23,094,762)        21,112,559          (178,685)     (1,846,972)      (123,099)     31,892       (9,799,658)      2,889,379


       60,219,917         39,107,358        29,002,468      30,849,440        684,390     652,498       57,747,743      54,858,364
   --------------       ------------       -----------     -----------     ----------    --------     ------------     -----------

   $   37,125,155       $ 60,219,917       $28,823,783     $29,002,468     $  561,291    $684,390     $ 47,948,085     $57,747,743
   ==============       ============       ===========     ===========     ==========    ========     ============     ===========


      116,286,485         97,743,427           323,878         414,270             33         976          176,794         177,473
     (137,322,047)       (80,710,900)         (542,910)       (516,162)        (4,954)     (2,602)        (283,473)       (370,738)
   --------------       ------------       -----------     -----------     ----------    --------     ------------     -----------


      (21,035,562)        17,032,527          (219,032)       (101,892)        (4,921)     (1,626)        (106,679)       (193,265)


       51,447,904         34,415,377         2,385,800       2,487,692         36,652      38,278        2,682,326       2,875,591
   --------------       ------------       -----------     -----------     ----------    --------     ------------     -----------


       30,412,342         51,447,904         2,166,768       2,385,800         31,731      36,652        2,575,647       2,682,326
   ==============       ============       ===========     ===========     ==========    ========     ============     ===========

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2000 AND 1999 (Continued)
-------------------------------------------------------------------------------

                          Fidelity VIP and VIP II (continued)
                          -----------------------------------------------------

                                                  Contrafund                      Equity Income                     Growth
                                            ----------------------           -----------------------        --------------------
                                              2000           1999              2000           1999              2000      1999
Income:
  Investment income:
    Reinvested dividends
      and capital gain
      distributions                         $ 11,546,699   $  2,887,608      $ 6,262,430   $ 3,484,880      $   169,724  $  142,681

Expenses:
  Mortality and expense
    risk charges                               1,022,045        929,971          881,633       953,450           19,527      18,153
                                            ------------   ------------      -----------   -----------      -----------  ----------
           Net investment
             income (expense)                 10,524,654      1,957,637        5,380,797     2,531,430          150,197     124,528

Net realized gains (losses)                    4,851,872      3,393,824        1,982,912     1,720,983          106,722     207,807

Net change in unrealized
  gains (losses)                             (22,080,529)    10,854,759       (2,468,052)     (600,778)        (406,657)     52,183
                                            ------------   ------------      -----------   -----------      -----------  ----------

Net increase (decrease) in
  net assets from operations                  (6,704,003)    16,206,220        4,895,657     3,651,635         (149,738)    384,518

Purchases made by
  policyholders                                8,371,663      8,613,937        4,272,028    10,078,467          144,892     435,940

Withdrawals made by
  policyholders                              (11,737,477)    (7,075,286)     (12,104,217)   (6,618,092)        (354,644)   (652,526)
                                            ------------   ------------      -----------   -----------      -----------  ----------

Net policyholder
  transactions                                (3,365,814)     1,538,651       (7,832,189)    3,460,375         (209,752)   (216,586)
                                            ------------   ------------      -----------   -----------      -----------  ----------

Increase (decrease) in
  net assets                                 (10,069,817)    17,744,871       (2,936,532)    7,112,010         (359,490)    167,932

Net assets, beginning of
  period                                      87,727,414     69,982,543       79,103,997    71,991,987        1,424,604   1,256,672
                                            ------------   ------------      -----------   -----------      -----------  ----------

Net assets, end of period                   $ 77,657,597   $ 87,727,414      $76,167,465   $79,103,997      $ 1,065,114  $1,424,604
                                            ============   ============      ===========   ===========      ===========  ==========

Accumulation Unit:
  Purchases                                      379,616        447,757          282,818       627,088            3,996      14,529
  Withdrawals                                   (470,064)      (323,860)        (705,996)     (390,542)          (9,913)    (22,330)
                                            ------------   ------------      -----------   -----------      -----------  ----------

Net increase (decrease) in
  units outstanding                              (90,448)       123,897         (423,178)      236,546           (5,917)     (7,801)

Units outstanding,
  beginning of period                          3,297,195      3,173,298        4,232,981     3,996,435           39,917      47,718
                                            ------------   ------------      -----------   -----------      -----------  ----------

Units outstanding, end
  of period                                    3,206,747      3,297,195        3,809,803     4,232,981           34,000      39,917
                                            ============   ============      ===========   ===========      ===========  ==========


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
Fidelity VIP and VIP II (continued)       MFS
--------------------------------------------------------------------------------

                                             Capital                           Emerging                         Global
            Index 500                     Opportunities                         Growth                        Governments
     ----------------------         --------------------------       ---------------------------     ------------------------
        2000         1999             2000            1999               2000            1999             2000         1999
   $    922,120  $   597,576        $  3,372,776    $   66,931       $   5,656,225  $          -     $  761,385  $   861,319


        794,288      584,535             527,293       288,480           1,194,513       874,802        190,286      190,155
   ------------  -----------        ------------    ----------       -------------     ---------     ----------  -----------

        127,832       13,041           2,845,483      (221,549)          4,461,712      (874,802)       571,099      671,164

      1,900,155      905,876             889,101       541,338          11,448,689     5,850,262        (78,258)      66,612


     (9,087,385)   7,615,261          (6,597,789)    9,606,220         (37,171,620)   41,118,570         94,409   (1,323,133)
   ------------  -----------        ------------   -----------       -------------  ------------     ----------  -----------

     (7,059,398)   8,534,178          (2,863,205)    9,926,009         (21,261,219)   46,094,030        587,250     (585,357)


     14,419,122   22,630,890          14,167,544     9,883,061          11,694,990     6,783,296      1,951,809    2,367,677

     (5,416,387)  (2,871,947)         (1,672,585)   (1,841,770)        (17,517,081)  (12,314,536)    (1,604,576)  (1,943,382)
   ------------  -----------        ------------   -----------       -------------  ------------    -----------  -----------

      9,002,735   19,758,943          12,494,959     8,041,291          (5,822,091)   (5,531,240)       347,233      424,295
   ------------  -----------        ------------   -----------       -------------  ------------    -----------  -----------

      1,943,337   28,293,121           9,631,754    17,967,300         (27,083,310)   40,562,790        934,483     (161,062)

     61,314,022   33,020,901          34,989,297    17,021,997         106,797,471    66,234,681     15,670,360   15,831,422
   ------------  -----------        ------------   -----------       -------------  ------------    -----------  -----------

   $ 63,257,359  $61,314,022        $ 44,621,051   $34,989,297       $  79,714,161  $106,797,471    $16,604,843  $15,670,360
   ============  ===========        ============   ===========       =============  ============    ===========  ===========

        890,857    1,490,382             638,806       596,937             352,040       293,704        198,853      231,787
       (352,940)    (210,332)            (93,442)     (125,793)           (506,827)     (517,588)      (164,308)    (191,430)
   ------------  -----------        ------------   -----------       -------------  ------------    -----------  -----------

        537,917    1,280,050             545,364       471,144            (154,787)     (223,884)        34,545       40,357

      3,448,542    2,168,492           1,589,008     1,117,864           2,860,288     3,084,172      1,485,152    1,444,795
   ------------  -----------        ------------   -----------       -------------  ------------    -----------  -----------

      3,986,459    3,448,542           2,134,372     1,589,008           2,705,501     2,860,288      1,519,697    1,485,152
   ============  ===========        ============   ===========       =============  ============    ===========  ===========

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2000 AND 1999 (Continued)
--------------------------------------------------------------------------------

                             MFS (continued)                                        Morgan Stanley Dean Witter
                             -----------------------------------------------------  -----------------------------------------------

                                        High                                           Emerging Markets              Fixed
                                       Income                    Research                   Equity                   Income
                             --------------------------  -------------------------  -----------------------  ----------------------
                                 2000          1999         2000          1999         2000         1999        2000        1999
Income:
 Investment income:
  Reinvested dividends
   and capital gain
    distributions            $  1,774,162  $  1,690,567  $ 3,635,577  $    667,353  $   475,437  $      105  $  121,887  $   79,814

Expenses:
 Mortality and expense
  risk charges                    280,210       311,397      666,108       635,281       37,230       6,421      22,551      19,465
                             ------------  ------------  -----------  ------------  -----------  ----------  ----------  ----------
         Net investment
           income (expense)     1,493,952     1,379,170    2,969,469        32,072      438,207      (6,316)     99,336      60,349

Net realized gains (losses)    (1,024,585)   (1,022,376)   3,382,663     4,304,401      241,359      60,496     (12,630)    (27,552)

Net change in unrealized
 gains (losses)                (2,083,605)      991,427   (9,364,113)    6,423,949   (2,406,579)    395,932      94,187     (78,482)
                             ------------  ------------  -----------  ------------  -----------  ----------  ----------  ----------

Net increase (decrease) in
 net assets from operations    (1,614,238)    1,348,221   (3,011,981)   10,760,422   (1,727,013)    450,112     180,893     (45,685)

Purchases made by
 policyholders                 23,193,809    20,934,824    2,577,288     4,187,672    4,001,561   1,091,719     563,099   1,767,199

Withdrawals made by
 policyholders                (25,377,841)  (20,294,051)  (7,592,582)  (11,981,358)    (801,445)   (229,968)   (398,354)   (828,717)
                             ------------  ------------  -----------  ------------  -----------  ----------  ----------  ----------

Net policyholder
 transactions                  (2,184,032)      640,773   (5,015,294)   (7,793,686)   3,200,116     861,751     164,745     938,482
                             ------------  ------------  -----------  ------------  -----------  ----------  ----------  ----------

Increase (decrease) in
 net assets                    (3,798,270)    1,988,994   (8,027,275)    2,966,736    1,473,103   1,311,863     345,638     892,797

Net assets, beginning of
 period                        27,487,503    25,498,509   56,842,707    53,875,971    1,414,880     103,017   1,734,240     841,443
                             ------------  ------------  -----------  ------------  -----------  ----------  ----------  ----------

Net assets, end of period    $ 23,689,233  $ 27,487,503  $48,815,432  $ 56,842,707  $ 2,887,983  $1,414,880  $2,079,878  $1,734,240
                             ============  ============  ===========  ============  ===========  ==========  ==========  ==========

Accumulation unit:
 Purchases                      1,783,206     1,606,829      117,479       242,371      317,513     117,757      55,265     171,274
  Withdrawals                  (1,911,771)   (1,546,950)    (325,240)     (614,826)     (67,736)    (24,726)    (39,365)    (81,484)
                             ------------  ------------  -----------  ------------  -----------  ----------  ----------  ----------

Net increase (decrease) in
 units outstanding               (128,565)       59,879     (207,761)     (372,455)     249,777      93,031      15,900      89,790

Units outstanding,
 beginning of period            2,062,583     2,002,704    2,438,674     2,811,129      107,744      14,713     170,627      80,837
                             ------------  ------------  -----------  ------------  -----------  ----------  ----------  ----------

Units outstanding, end
 of period                      1,934,018     2,062,583    2,230,913     2,438,674      357,521     107,744     186,527     170,627
                             ============  ============  ===========  ============  ===========  ==========  ==========  ==========


(A) For the period from May 1 to December 31.
The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------------------------------------------------------

Pioneer VCT                                                                                               Scudder VLIF
-----------------------------------------------------------------------------------------------------     ----------------------
 Equity-                       Growth                                             Real Estate
  Income          Fund         Shares             Mid-cap Value                      Growth                        Bond
----------     ----------     --------     ---------------------------     --------------------------     ----------------------
 2000 (A)       2000 (A)      2000 (A)        2000            1999            2000            1999          2000         1999

$  218,706     $   10,061     $  7,589     $   587,443     $    68,141     $   470,761     $  437,196     $ 14,701     $  15,176

    30,082          9,106          849          97,903          96,863         105,644         81,863        3,676         4,559
----------     ----------     --------     -----------     -----------     -----------     ----------     --------     ---------

   188,624            955        6,740         489,540         (28,722)        365,117        355,333       11,025        10,617

       325         (1,025)        (202)             31         (95,435)       (337,409)      (314,427)      (6,991)        3,996

   405,635        (92,768)     (17,788)        814,719         992,728       2,158,631       (419,533)      18,025       (22,075)
----------     ----------     --------     -----------     -----------     -----------     ----------     --------     ---------

   594,584        (92,838)     (11,250)      1,304,290         868,571       2,186,339       (378,627)      22,059        (7,462)

 6,237,542      2,798,914      158,100         975,269         882,944       2,465,709      2,113,462       46,353        39,715

   (26,443)       (53,645)      (3,530)     (1,197,821)     (1,750,957)     (1,274,780)      (966,398)     (73,526)     (222,456)
----------     ----------     --------     -----------     -----------     -----------     ----------     --------     ---------

 6,211,099      2,745,269      154,570        (222,552)       (868,013)      1,190,929      1,147,064      (27,173)     (182,741)
----------     ----------     --------     -----------     -----------     -----------     ----------     --------     ---------

 6,805,683      2,652,431      143,320       1,081,738             558       3,377,268        768,437       (5,114)     (190,203)

         -              -            -       8,017,720       8,017,162       7,127,459      6,359,022      281,438       471,641
----------     ----------     --------     -----------     -----------     -----------     ----------     --------     ---------

$6,805,683     $2,652,431     $143,320     $ 9,099,458     $ 8,017,720     $10,504,727     $7,127,459     $276,324     $ 281,438
==========     ==========     ========     ===========     ===========     ===========     ==========     ========     =========

   597,304        277,917       15,800          81,630          81,586         248,467        231,879        3,452         3,071
    (4,942)        (6,075)        (372)        (96,289)       (155,031)       (127,928)      (109,544)      (5,601)      (16,841)
----------     ----------     --------     -----------     -----------     -----------     ----------     --------     ---------

   592,362        271,842       15,428         (14,659)        (73,445)        120,539        122,335       (2,149)      (13,770)

         -              -            -         649,244         722,689         773,039        650,704       21,626        35,396
----------     ----------     --------     -----------     -----------     -----------     ----------     --------     ---------

   592,362        271,842       15,428         634,585         649,244         893,578        773,039       19,477        21,626
==========     ==========     ========     ===========     ===========     ===========     ==========     ========     =========

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2000 AND 1999 (Continued)
-------------------------------------------------------------------------------

                                      Scudder VLIF (Continued)
                                      -------------------------------------------------------------------------------------------
                                              Global                          Growth and
                                             Discovery                          Income                      International
                                      --------------------------      --------------------------      ---------------------------
                                           2000          1999            2000           1999              2000           1999
Income:
  Investment income:
    Reinvested dividends
      and capital gain
      distributions                    $   470,315   $    36,736      $   388,621    $ 1,153,628      $  5,401,133   $  3,786,673

Expenses:
  Mortality and expense
    risk charges                           107,173        48,432          151,666        167,247           566,868        494,220
                                       -----------   -----------      -----------    -----------      ------------   ------------
           Net investment
             income (expense)              363,142       (11,696)         236,955        986,381         4,834,265      3,292,453

Net realized gains (losses)                721,866       327,096         (150,470)       (11,082)        1,256,003      1,384,984

Net change in unrealized
  gains (losses)                        (2,031,970)    1,974,754         (551,832)      (360,096)      (17,995,226)    13,980,163
                                       -----------   -----------      -----------    -----------      ------------   ------------

Net increase (decrease) in
  net assets from operations              (946,962)    2,290,154         (465,347)       615,203       (11,904,958)    18,657,600

Purchases made by
  policyowners                           6,377,544     2,000,755        1,343,153      1,680,074        43,100,784     18,425,569

Withdrawals made by
  policyowners                          (1,582,798)   (1,731,158)      (2,373,896)    (2,534,946)      (44,531,329)   (20,874,728)
                                       -----------   -----------      -----------    -----------      ------------   ------------

Net policyowner
  transactions                           4,794,746       269,597       (1,030,743)      (854,872)       (1,430,545)    (2,449,159)
                                       -----------   -----------      -----------    -----------      ------------   ------------

Increase (decrease) in
  net assets                             3,847,784     2,559,751       (1,496,090)      (239,669)      (13,335,503)    16,208,441

Net assets, beginning of
  period                                 6,503,532     3,943,781       13,490,316     13,729,985        53,416,405     37,207,964
                                       -----------   -----------      -----------    -----------      ------------   ------------

Net assets, end of period              $10,351,316   $ 6,503,532      $11,994,226    $13,490,316      $ 40,080,902   $ 53,416,405
                                       ===========   ===========      ===========    ===========      ============   ============

Accumulation unit:
  Purchases                                292,467       126,988          108,483        142,434         2,936,740      1,426,789
  Withdrawals                              (74,416)     (124,061)        (191,956)      (198,688)       (3,021,312)    (1,538,304)
                                       -----------   -----------      -----------    -----------      ------------   ------------

Net increase (decrease) in
  units outstanding                        218,051         2,927          (83,473)       (56,254)          (84,572)      (111,515)

Units outstanding,
  beginning of period                      302,927       300,000        1,019,652      1,075,906         2,344,482      2,455,997
                                       -----------   -----------      -----------    -----------      ------------   ------------

Units outstanding, end
  of period                                520,978       302,927          936,179      1,019,652         2,259,910      2,344,482
                                       ===========   ===========      ===========    ===========      ============   ============

The accompanying notes are an integral part of these financial statements.

----------------------------------------------------------------------------------------------------------------------------------
Scudder VLIF (Continued)            T. Rowe Price
--------------------------------    ----------------------------------------------------------------------------------------------
              Money                             Equity                       International                   Limited-Term
             Market                             Income                           Stock                           Bond
--------------------------------    ------------------------------   ----------------------------    -----------------------------
      2000              1999             2000            1999             2000           1999             2000            1999
   $     10,265       $  11,862      $  5,408,364   $  4,878,975      $  1,541,770   $    782,580      $ 2,347,653    $ 1,783,798


          2,357           3,426           828,008        991,084           573,034        528,197          471,900        392,924
   ------------       ---------      ------------   ------------     -------------   ------------    -------------    -----------

          7,908           8,436         4,580,356      3,887,891           968,736        254,383        1,875,753      1,390,874

              -               -         2,431,043      4,416,430         3,445,459      2,577,767          (61,656)       (42,941)


              -               -           317,334     (6,038,020)      (13,742,142)    10,048,430        1,297,593     (1,460,233)
   ------------       ---------      ------------   ------------     -------------   ------------    -------------    -----------


          7,908           8,436         7,328,733      2,266,301        (9,327,947)    12,880,580        3,111,690       (112,300)


         80,317         680,385         2,681,025      5,501,762        44,347,792     17,507,231        8,349,213     10,215,807


       (186,570)       (563,085)      (16,044,277)   (14,022,457)      (46,266,816)   (19,411,903)      (2,156,339)    (3,161,106)
   ------------       ---------      ------------   ------------     -------------   ------------    -------------    -----------


       (106,253)        117,300       (13,363,252)    (8,520,695)       (1,919,024)    (1,904,672)       6,192,874      7,054,701
   ------------       ---------      ------------   ------------     -------------   ------------    -------------    -----------


        (98,345)        125,736        (6,034,519)    (6,254,394)      (11,246,971)    10,975,908        9,304,564      6,942,401


        239,316         113,580        76,252,217     82,506,611        52,861,556     41,885,648       34,645,511     27,703,110
   ------------       ---------      ------------   ------------     -------------   ------------    -------------    -----------

   $    140,971       $ 239,316      $ 70,217,698   $ 76,252,217      $ 41,614,585   $ 52,861,556      $43,950,075    $34,645,511
   ============       =========      ============   ============     =============   ============    =============    ===========


         64,552         567,340           178,297        366,614         3,247,018      1,372,957          743,124        909,488
       (150,148)       (467,837)         (889,619)      (745,677)       (3,336,143)    (1,469,021)        (214,247)      (300,553)
   ------------       ---------      ------------   ------------     -------------   ------------    -------------    -----------


        (85,596)         99,503          (711,322)      (379,063)          (89,125)       (96,064)         528,877        608,935


        195,617          96,114         4,058,263      4,437,326         2,915,312      3,011,376        2,961,717      2,352,782
   ------------       ---------      ------------   ------------     -------------   ------------    -------------    -----------


        110,021         195,617         3,346,941      4,058,263         2,826,187      2,915,312        3,490,594      2,961,717
   ============       =========      ============   ============     =============   ============    =============    ===========

UNITED OF OMAHA SEPARATE ACCOUNT C

STATEMENTS OF OPERATIONS AND CHANGES IN NET ASSETS
FOR THE PERIODS ENDED DECEMBER 31, 2000 AND 1999 (Continued)
--------------------------------------------------------------------------------

                                          T. Rowe Price (continued)
                                          ------------------------------------------------------
                                                 New America                 Personal Strategy
                                                   Growth                        Balanced                       Total
                                          --------------------------    ------------------------   ------------------------------
                                             2000          1999            2000          1999            2000           1999
Income:

  Investment income:
    Reinvested dividends
      and capital gain
      distributions                       $  3,840,149   $ 2,425,063    $ 3,995,235  $ 4,558,783   $   96,400,039  $   47,495,408

Expenses:

  Mortality and expense
    risk charges                               447,487       492,872        592,271      622,030       12,662,426      11,512,749
                                          ------------   -----------    -----------  -----------   --------------  --------------
           Net investment
             income (expense)                3,392,662     1,932,191      3,402,964    3,936,753       83,737,613      35,982,659

Net realized gains (losses)                  1,976,253     2,150,036      1,373,038    1,664,651       40,058,526      32,960,984

Net change in unrealized
  gains (losses)                           (10,094,151)      308,903     (2,757,810)  (2,095,790)    (203,274,190)    112,475,078
                                          ------------   -----------    -----------  -----------   --------------  --------------

Net increase (decrease) in
  net assets from operations                (4,725,236)    4,391,130      2,018,192    3,505,614      (79,478,051)    181,418,721

Purchases made by
  policyowners                               3,293,026     1,809,996      2,799,749    3,034,671      378,882,109     286,786,821

Withdrawals made by
  policyowners                              (6,214,886)   (5,701,573)    (6,766,786)  (7,421,204)    (396,819,053)   (256,126,239)
                                          ------------   -----------    -----------  -----------   --------------  --------------

Net policyowner
  transactions                              (2,921,860)   (3,891,577)    (3,967,037)  (4,386,533)     (17,936,944)     30,660,582
                                          ------------   -----------    -----------  -----------   --------------  --------------

Increase (decrease) in
  net assets                                (7,647,096)      499,553     (1,948,845)    (880,919)     (97,414,995)    212,079,303

Net assets, beginning of
  period                                    42,385,714    41,886,161     50,728,354   51,609,273    1,090,607,042     878,527,739
                                          ------------   -----------    -----------  -----------   --------------  --------------

Net assets, end of period                 $ 34,738,618   $42,385,714    $48,779,509  $50,728,354   $  993,192,047  $1,090,607,042
                                          ============   ===========    ===========  ===========   ==============  ==============

Accumulation unit:

  Purchases                                    180,085       101,420        173,281      215,029
  Withdrawals                                 (291,133)     (264,319)      (394,615)    (449,889)
                                          ------------   -----------    -----------  -----------

Net increase (decrease) in
  units outstanding                           (111,048)     (162,899)      (221,334)    (234,860)

Units outstanding,
  beginning of period                        1,778,300     1,941,199      2,855,213    3,090,073
                                          ------------   -----------    -----------  -----------

Units outstanding, end
  of period                                  1,667,252     1,778,300      2,633,879    2,855,213
                                          ============   ===========    ===========  ===========


The accompanying notes are an integral part of these financial statements.

UNITED OF OMAHA SEPARATE ACCOUNT C


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIODS ENDED DECEMBER 31, 2000 AND 1999
--------------------------------------------------------------------------------

1. NATURE OF OPERATIONS

   United of Omaha Separate Account C (the "Separate Account") was established by United of Omaha Life Insurance Company ("United") on December 1, 1993, under procedures established by Nebraska law, and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The assets of the Separate Account are owned by United, however, the net assets of the Separate Account are restricted from use in the ordinary business of United.

   A Separate Account policyholder may allocate funds to fixed income accounts, which are part of United's general account, in addition to those sub-accounts detailed below. Interests in the fixed income accounts have not been registered under the Securities Act of 1933 and United has not been registered as an investment company under the Investment Company Act of 1940, due to exemptive and exclusionary provisions under such accounts.

2. SUB-ACCOUNTS

   The Separate Account is divided into sub-accounts, each of which invests exclusively in shares of a corresponding mutual fund portfolio. The periods presented in the accompanying statements of operations and changes in net assets for each portfolio, except those added during 2000, are two years. The available portfolios are:

    Alger                                Fidelity VIP and VIP II                    Pioneer VCT
American Growth                        Asset Manager                       Equity-Income (added May 1, 2000)
American Small Capitalization          Asset Manager: Growth               Fund (added May 1, 2000)
                                       Contrafund                          Growth Shares (added May 1, 2000)
                                       Equity Income                       Mid-Cap Value
                                       Growth                              Real Estate Growth
                                       Index 500

  Deutsche VIT                              MFS                                   Scudder VLIF
EAFE(R) Equity Index                   Capital Opportunities               Bond
(added May 1, 2000)                    Emerging Growth                     Global Discovery
Small Cap Index                        Global Governments                  Growth and Income
(added May 1, 2000)                    High Income                         International
                                       Research                            Money Market

  Federated                               Morgan Stanley Dean Witter             T. Rowe Price
Prime Money Fund II                    Emerging Markets Equity             Equity Income
U.S. Government Securities II          Fixed Income                        International Stock
                                                                           Limited-Term Bond
                                                                           New America Growth
                                                                           Personal Strategy Balanced

   The availability of some portfolios is dependent upon the product under which each policy was written.

3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

   Security Valuation and Related Investment Income - The market value of investments is based on year-end closing bid prices. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed) and dividend income and capital gain distributions are recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the specific identification basis. Charges for investment advisory fees and other expenses are reflected in the net asset values of the mutual fund portfolios.

   Annuity Reserves - Annuity reserves are computed for policyholders receiving annuity payments using the 1983 Individual Annuity Mortality Table. The assumed investment return is 4.0%. The mortality risk is fully borne by United and may result in additional amounts being transferred into the Separate Account by United.

   Federal Income Taxes - Operations of the Separate Account are included in the federal income tax return of United, which is taxed as a life insurance company under the Internal Revenue Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Separate Account.

4. ACCOUNT CHARGES

   All account charges are paid through the redemption of shares. Shares are redeemed based on each policyowner's variable portfolio allocation.

   Mortality and Expense Risk Charges - United deducts a daily charge as compensation for the mortality and expense risks assumed by United. The annual rate is a percentage of the net asset value of each sub-account for the various products offered. The annual percentages by product are:

          Series I                                   1.25%
          Series V                                   1.00%
          Ultra-Access                               1.40%

   United guarantees that the mortality and expense charge shall not increase above these levels.

   Tax Expense Charge - United may incur premium taxes relating to the policies. United will deduct a charge of up to 3.5% of purchase payments for any premium taxes related to a particular policy at the time of purchase payments, upon surrender, upon death of any owner, or at the annuity start date.

   Net taxable income (loss) of the Separate Account is included in the federal income tax return of United, which is taxed as a life insurance company under the Internal Revenue Code. No charges are currently made to the Separate Account for taxes other than premium taxes. United reserves the right to levy charges in the future for taxes or other economic burdens resulting from taxes that United determines are properly attributable to the Separate Account.

   Administrative Charge and Policy Fee - United deducts a daily administrative expense charge from the net assets of the Separate Account. The annual rate is a percentage of the net asset value of each sub-account by product based on the following:

          Series I                                .15%
          Series V                                .20%
          Ultra-Access                            .20%

   There is also an annual policy fee of $30 that is deducted from the accumulation value on the last valuation date of each policy year or at complete surrender. The annual policy fee is waived if the accumulation value is greater than $50,000 on the last valuation date of the applicable policy year. United guarantees that the daily administrative expense charge and the annual policy fee will not increase.

   Enhanced Death Benefit - One of the variable annuity products includes a feature which provides the policyowner an option to purchase an enhanced death benefit. A daily charge equivalent to an annual rate of .35% of the net assets is deducted from each policy with this feature.

   Withdrawal Charge - For Series I and Series V, a withdrawal charge will be assessed on withdrawals in excess of an allowable percentage of the participant's accumulation value as of the last contract anniversary preceding the request for the withdrawal. The allowable withdrawal percentage by product is as follows:

          Series I                                10%
          Series V                                15%

   The amount of the charge will depend upon the period of time elapsed since the purchase payment (first-in, first-out arrangement) was made, as follows:

                                                   Charge on Withdrawal
                                                         Exceeding
           Purchase Payment Year                     Allowable Amount

               1                                            7%
               2                                            6%
               3                                            5%
               4                                            4%
               5                                            3%
               6                                            2%
               7                                            1%

   Transfer Charge - There is no charge for the first 12 transfers between sub-accounts of the Separate Account in each policy year. However, there is a $10 fee for the 13th through a maximum of 24 allowable requests during a single policy year. Any applicable transfer fee is deducted from the amount transferred. All transfer requests made simultaneously are treated as a single request. No transfer fee is imposed for any transfer which is not at the policyowner's request. United guarantees that the transfer fee will not increase above these levels.

5. MARKET VALUE PER UNIT

   The market value per unit on the Statement of Net Assets is calculated as an aggregate valuation for all assets and all products combined for each sub-account. The distinct market values per unit for Series I, Series V and Ultra-Access products may differ from the aggregate amount calculated due to differing product fees and the timing of the initial valuation of each product.

6. NET ASSETS

   The components of net assets consist of the following cumulative investment-related accounts at December 31, 2000:

                                                                                   Net           Net        Changes in
                                                                               Investment      Realized     Unrealized
                                                   Shares         Shares         Income         Gains          Gains          Net
                                                 Purchased         Sold         (Expense)      (Losses)      (Losses)        Assets
Alger:
  American Growth                              $ 67,496,932 $ (26,781,863)   $20,003,049   $ 9,667,840   $ (3,976,730)   $66,409,228
  American Small
    Capitalization                               48,174,183   (20,012,560)    24,349,503      (566,069)   (16,873,577)    35,071,480

Duetsche VIT:
  EAFE(R) Equity Index                            6,423,168        (4,109)        69,417        (4,036)      (510,405)     5,974,035
  Small Cap Index                                 3,520,104       (21,024)         1,425           (71)      (131,403)     3,369,031

Federated:
  Prime Money Fund II                           501,408,986  (470,938,454)     6,654,623             -              -     37,125,155
  U.S. Government
    Securities II                                47,052,281   (23,906,240)     3,242,274     1,269,128      1,166,340     28,823,783

Fidelity VIP and VIP II:
  Asset Manager                                     816,570      (593,104)       265,750        74,853         (2,778)       561,291
  Asset Manager
    Growth                                       50,427,623   (19,330,784)    13,905,865     4,704,843     (1,759,462)    47,948,085
  Contrafund                                     78,539,021   (36,614,437)    15,743,803    11,185,177      8,804,033     77,657,597
  Equity Income                                  82,005,440   (33,449,382)    14,407,836     5,530,413      7,673,158     76,167,465
  Growth                                          2,452,912    (2,372,935)       473,219       545,294        (33,376)     1,065,114
  Index 500                                      67,412,468   (11,184,562)       399,195     3,231,060      3,399,198     63,257,359

MFS:
  Capital Opportunities                          39,087,725    (3,859,365)     3,005,512     1,484,393      4,902,786     44,621,051
  Emerging Growth                               116,051,975   (85,082,380)     3,644,402    24,486,924     20,613,240     79,714,161
  Global Governments                             23,700,263    (8,372,715)     1,518,857        45,817       (287,379)    16,604,843
  High Income                                   108,527,515   (87,520,430)     4,852,615      (170,612)    (1,999,855)    23,689,233
  Research                                       58,341,482   (33,090,184)     3,771,460    11,063,375      8,729,299     48,815,432

Morgan Stanley Dean
  Witter:
    Emerging Markets
      Equity                                      5,203,013    (1,039,539)       431,997       298,960     (2,006,448)     2,887,983
    Fixed Income                                  3,197,816    (1,268,628)       192,042       (38,802)        (2,550)     2,079,878

(continued)

                                                                            Net             Net         Changes in
                                                                         Investment       Realized      Unrealized
                                      Shares             Shares            Income          Gains           Gains           Net
                                     Purchased            Sold           (Expense)        (Losses)       (Losses)        Assets
Pioneer VCT:
  Equity-Income                    $    6,237,542   $        (26,443)   $    188,624    $        325    $   405,635    $  6,805,683
  Fund                                  2,798,914            (53,645)            955          (1,025)       (92,768)      2,652,431
  Growth Shares                           158,100             (3,530)          6,740            (202)       (17,788)        143,320
  Mid-Cap Value                        10,869,659         (3,398,757)        881,611         (98,992)       845,937       9,099,458
  Real Estate Growth                   14,546,604         (4,868,391)      1,020,557        (632,064)       438,021      10,504,727

Scudder VLIF:
  Bond                                  1,436,149         (1,274,634)        108,719           1,917          4,173         276,324
  Global Discovery                     12,907,931         (4,288,011)        378,020       1,138,861        214,515      10,351,316
  Growth and Income                    17,816,960         (6,517,281)      1,917,080         (76,425)    (1,146,108)     11,994,226
  International                       107,543,801        (81,634,141)     12,359,794       4,103,517     (2,292,069)     40,080,902
  Money Market                          5,808,666         (5,712,099)         44,404               -              -         140,971

T. Rowe Price:
  Equity Income                        82,056,886        (41,132,629)     15,404,697       9,524,335      4,364,409      70,217,698
  International Stock                 118,384,012        (87,758,123)      2,485,081       8,480,723         22,892      41,614,585
  Limited-Term Bond                    48,519,514         (9,727,735)      5,073,835         (70,003)       154,464      43,950,075
  New America Growth                   41,300,019        (17,742,316)      5,949,665       5,237,137         (5,887)     34,738,618
  Personal Strategy
    Balanced                           50,191,994        (19,558,190)     12,551,946       3,856,693      1,737,066      48,779,509
                                   --------------   ----------------    ------------    ------------    -----------    ------------

           Total                   $1,830,416,228   $ (1,149,138,620)   $175,304,572    $104,273,284    $32,336,583    $993,192,047
                                   ==============   ================    ============    ============    ===========    ============

PART C      OTHER INFORMATION

Item 24.    Financial Statements and Exhibits
     (a)    Financial Statements

            All required financial statements are included in Part B of this Registration Statement.
     (b)    Exhibits:  The following exhibits are filed herewith:

Exhibit No.         Description of Exhibit
-----------         ----------------------
(1)  (a)            Resolution of the Board of Directors of United of Omaha Life
                    Insurance Company establishing the Variable Account. *
(2)                 Not applicable.
(3)  (a)            Principal Underwriter Agreement by and between United of
                    Omaha Life Insurance Company, on its own behalf and on
                    behalf of the Variable Account, and Mutual of Omaha Investor
                    Services, Inc. *
     (b)            Form of Broker/Dealer Supervision and Sales Agreement by and
                    between Mutual of Omaha Investor Services, Inc. and the
                    Broker/Dealer.*
(4)  (a)            Form of Policy for the SERIES V variable annuity Policy.*
     (b)            Form of Riders to the Policy.*
          (1)       Systematic Transfer Enrollment Program Endorsement to the
                    Policy. **
(5)                 Form of Application to the Policy.  *
(6)  (a)            Articles of Incorporation of United of Omaha Life Insurance
                    Company.*
     (b)            Bylaws of United of Omaha Life Insurance Company.****
(7)                 Not applicable.
(8)  (a)  (1)       Participation Agreement among The Alger American Fund, Fred
                    Alger Management, Inc. and United of Omaha Life Insurance
                    Company.*
          (2)       Amendment No. 1 to the Participation Agreement among Alger
                    American Fund, Fred Alger Management, Inc. and United of
                    Omaha Life Insurance Company.****
          (3)       Amendment No. 2 to the Participation Agreement among The
                    Alger American Fund, Fred Alger Management, Inc. and United
                    of Omaha Life Insurance Company.****
     (b)  (1)       Fund Participation Agreement among United of Omaha Life
                    Insurance Company, Insurance Management Series and Federated
                    Securities Corp.*
          (2)       Amendment No. 1 to the Participation Agreement among
                    Federated Insurance Series, formerly Insurance Management
                    Series, Federated Securities Corp. and United of Omaha Life
                    Insurance Company.****
          (3)       Amendment No. 2 to the Participation Agreement among
                    Federated Insurance Series, formerly Insurance Management
                    Series, Federated Securities Corp. and United of Omaha Life
                    Insurance Company.****
     (c)  (1)       Participation Agreement among Variable Insurance Products
                    Fund II, Fidelity Distributors Corporation and United of
                    Omaha Life Insurance Company.*

          (2)       Amendment No. 2 to the Participation Agreement among
                    Variable Insurance Products Fund II, Fidelity Distributors
                    Corporation and United of Omaha Life Insurance Company.****
          (3)       Amendment No. 3 to the Participation Agreement among
                    Variable Insurance Products Fund II, Fidelity Distributors
                    Corporation and United of Omaha Life Insurance Company.****
          (4)       Amendment No. 4 to the Participation Agreement among
                    Variable Insurance Products Fund II, Fidelity Distributors
                    Corporation and United of Omaha Life Insurance Company.****
          (5)       Participation Agreement among Variable Insurance Products
                    Fund, Fidelity Distributors Corporation and United of Omaha
                    Life Insurance Company.****
          (6)       Amendment No. 1 to the Participation Agreement among
                    Variable Insurance Products Fund, Fidelity Distributors
                    Corporation and United of Omaha Life Insurance Company.****
          (7)       Amendment No. 2 to the Participation Agreement among
                    Variable Insurance Products Fund, Fidelity Distributors
                    Corporation and United of Omaha Life Insurance Company.****
     (d)  (1)       Participation Agreement among MFS Variable Insurance Trust,
                    United of Omaha Life Insurance Company and Massachusetts
                    Financial Services Company.****
          (2)       Amendment No. 1 to the Participation Agreement among MFS
                    Variable Insurance Trust, United of Omaha Life Insurance
                    Company and Massachusetts Financial Services Company.****
          (3)       Amendment No. 2 to the Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and United of Omaha Life Insurance Company.****
          (4)       Amendment No. 3 to the Participation Agreement among MFS
                    Variable Insurance Trust, Massachusetts Financial Services
                    Company and United of Omaha Life Insurance Company.****
     (e)  (1)       Participation Agreement among Pioneer Variable Contracts
                    Trust, Pioneer Funds Distributor, Inc. and United of Omaha
                    Life Insurance Company.****
          (2)       Amendment No. 1 to the Participation Agreement among Pioneer
                    Variable Contracts Trust, Pioneer Funds Distributor, Inc.
                    and United of Omaha Life Insurance Company.****
          (3)       Amendment No. 2 to the Participation Agreement among Pioneer
                    Variable Contracts Trust, Pioneer Funds Distributor, Inc.
                    and United of Omaha Life Insurance Company.****
     (f)  (1)       Participation Agreement by and between Scudder Variable Life
                    Insurance Fund and United of Omaha Life Insurance Company.*
          (2)       First Amendment to the Participation Agreement among United of Omaha Life Insurance Company, Companion Life Insurance
                    Company and Scudder Variable Life Investment Fund.****
     (g)  (1)       Participation Agreement among T. Rowe Price International
                    Series, T. Rowe Price Equity Series, T. Rowe Price Fixed
                    Income Series, T. Rowe Price Investment Services, Inc. and
                    United of Omaha Life Insurance Company.*

          (2)       Amended Schedule A effective May 31, 1995 to Participation
                    Agreement among T. Rowe Price International Series, T. Rowe
                    Price Equity Series, T. Rowe Price Fixed Income Series, T.
                    Rowe Price Investment Services, Inc. and United of Omaha
                    Life Insurance Company.****
          (3)       Amended Schedule A effective May 1, 1997 to Participation
                    Agreement among T. Rowe Price International Series, T. Rowe
                    Price Equity Series, T. Rowe Price Fixed Income Series, T.
                    Rowe Price Investment Services, Inc. and United of Omaha
                    Life Insurance Company.****
          (4)       Amended Schedule A effective August 6, 1999 to Participation
                    Agreement among T. Rowe Price International Series, T. Rowe
                    Price Equity Series, T. Rowe Price Fixed Income Series, T.
                    Rowe Price Investment Services, Inc. and United of Omaha
                    Life Insurance Company.****
     (h)            Participation Agreement among Morgan Stanley Universal
                    Funds, Inc., Morgan Stanley Asset Management, Inc., Miller
                    Anderson & Sherrerd LLP, and United of Omaha Life Insurance
                    Company .**
     (i)            Participation Agreement among BT Insurance Funds Trust,
                    Bankers Trust Company and United of Omaha Life Insurance
                    Company.***
     (j)            Administrative Services Agreement with Vantage Computer
                    Systems.*
(9)                 Opinion and Consent of Counsel.
(10)                Consent of Independent Auditors.
(11)                Not applicable.
(12)                Not applicable.
(13)                Schedules of Computation of Performance Data.
(14)                Powers of Attorney.*****


* Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 24, 1997 (File No. 33-89848).

** Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 16, 1998 (File No. 33-89848).

***Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 26, 2000 (File No. 33-89848).

****Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on January 22, 2001 (File No. 333-54112).

*****Incorporated by reference to the Registration Statement for United of Omaha Separate Account C filed on April 20, 2001 (File No. 333-54112).

Item 25.  Directors and Officers of the Depositor

Our Directors and Senior Officers are:

  Directors*
  ----------
  David Baris                 Managing Partner, Kennedy, Baris & Lundy, L.L.P.
  Samuel L. Foggie, Sr.       Retired Banking and Finance Industry Executive
  Carol B. Hallett            President and CEO, Air Transport Association of
                              America
  Jeffrey M. Heller           Vice Chairman, Electronic Data Systems
  Richard J. Sampson          Retired Insurance Executive of our Company
  Oscar S. Straus II          Chairman, The Daniel and Florence Guggenheim
                              Foundation
  John A. Sturgeon            President and COO of our Company
  Michael A. Wayne            John Wayne Cancer Institute and John Wayne
                              Foundation Executive
  John W. Weekly              Chairman of the Board and CEO of our Company

  Senior Officers*
  ----------------
  John W. Weekly              Chairman of the Board and Chief Executive Officer
  John A. Sturgeon            President and Chief Operating Officer
  Cecil D. Bykerk             Executive Vice President and Chief Actuary
  Richard L. Fredrick         Executive Vice President (Human Resources)
  James L. Hanson             Executive Vice President (Information Services)
  Randall C. Horn             Executive Vice President (Individual Financial
                              Services)
  M. Jane Huerter             Executive Vice President and Corporate Secretary
                              (Corporate Services)
  William C. Mattox           Executive Vice President (Federal Legislative
                              Affairs)
  Thomas J. McCusker          Executive Vice President and General Counsel
  Daniel P. Neary             Executive Vice President (Group Benefit Services)
  Tommie D. Thompson          Executive Vice President, Treasurer and
                              Comptroller
  Richard A. Witt             Executive Vice President and Chief Investment
                              Officer


  *Business address for all directors and officers is Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant


Name of Corporation (where organized)*          Type of Corporation
--------------------------------------          -------------------

Mutual of Omaha Insurance Company (NE)          Accident & Health Insurance
  KFS Corporation (NE)                          Holding Corporation
          Fulcrum Growth Partners, L.L.C. (NE) Investment Partnership Kirkpatrick, Pettis, Smith,
          Polian Inc. (NE)                      Registered broker-dealer  &
                                                investment advisor
          KPM Investment Management, Inc. (NE) Investment advisor Kirkpatrick Pettis Trust Company (NE) Trust company
Mutual of Omaha Health Plans, Inc. (NE)         Holding corporation
  Exclusive Healthcare, Inc. (NE)               HMO
  Mutual of Omaha Health Plans of
  Ohio, Inc. (OH)                               HMO
  Mutual of Omaha of South Dakota & Community
  Health Plus HMO, Inc. (SD)                    HMO
Mutual of Omaha Holdings, Inc. (NE)             Holding corporation
  innowave incorporated (NE)                    Markets water  purification
                                                products
  Mutual Asset Management Co. (NE)              Asset management services
  Mutual of Omaha Investor Services, Inc. (NE)  Registered securities
                                                Broker-Dealer
  Mutual of Omaha Marketing Corporation (NE)    Markets health insurance
The Omaha Indemnity Company (WI)                Property & casualty insurance
                                                (inactive)
Omaha Property and Casualty Insurance
Company (NE)                                    Property & casualty insurance
  Adjustment Services, Inc. (NE)                Claims adjusting services
United of Omaha Life Insurance Company (NE)     Life, H&A insurance/annuities
     Companion Life Insurance Company (NY)      Life insurance/annuities

     Mutual of Omaha Structured Settlement
     Company, Inc. (CT)                         Structured settlements
     Mutual of Omaha Structure Settlement Company of
                         New York, Inc. (NY)    Structured settlements
     United World Life Insurance Company (NE)   Accident & health and life
                                                insurance

*Subsidiaries of subsidiaries are indicated by indentations.


Item 27.  Number of Policyowners

    As of December 31, 2000, there were 17,684 Owners of the Policies.

Item 28.  Indemnification

     The Nebraska Business Corporation Act provides for permissive indemnification of officers and directors in certain situations, mandatory indemnification in other situations, and prohibits indemnification in certain situations. The Nebraska Business Corporation Act also specifies procedures for determining when indemnification payments can be made.

     With respect to indemnification, Article XI of United's Articles of Incorporation provides as follows:

         An outside director of the Company shall not be personally liable to the Company or its Stockholders for monetary damages for breach of fiduciary duty as a director, except for liability for: (i) any act or omission not in good faith which involves intentional misconduct or a knowing violation of the law; (ii) any transaction from which the outside director derived an improper direct or indirect financial benefit; (iii) paying or approving a dividend which is in violation of Nebraska law; (iv) any act or omission which violates a declaratory or injunctive order obtained by the Company or its Stockholders; and (v) any act or omission occurring prior to the effective date of the amendments to the Articles of Incorporation of the Company incorporating this ARTICLE XI.

         For purposes of this ARTICLE XI, an outside director shall mean a member of the Board of Directors who is not an officer or a person who may control the conduct of the Company through management agreements, voting trusts, directorships in related corporations, or any other device or relationship.

         If the Nebraska Business Corporation Act is amended after approval by the Stockholders of this ARTICLE XI to authorize corporate action further eliminating or limiting the personal liability of directors, then the liability of a director of the Company shall be eliminated or limited to the fullest extent permitted by the Nebraska Business Corporation Act as so amended.

         Any repeal or modification of the foregoing ARTICLE XI by the Stockholders of the Company shall not adversely affect any right or protection of a director of the Company existing at the time of such repeal or modification.

  With respect to indemnification, Article XII of United's Articles of Incorporation provides as follows:

         To the fullest extent permitted by law, the Corporation shall indemnify any person, who was or is a party or is threatened to be made a party to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, by reason of the fact that such person is or was a director of the Corporation, or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another domestic or foreign corporation, partnership, limited liability company, joint venture, trust, employee benefit plan or other entity, against expenses including attorneys' fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding; PROVIDED HOWEVER, that this indemnity shall not protect a director against liability for (i) receipt of a financial benefit to which he or she is not entitled, (ii) an intentional infliction of harm on the corporation or its members, (iii) a violation of section 21-2096 of the Nebraska Business Corporation Act, or (iv) an intentional violation of criminal law; and PROVIDED FURTHER HOWEVER, that this indemnity shall not protect a director against liability in connection with a proceeding by or in the right of the Corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that such person has met the relevant standard of conduct in section 21-20,103 of the Nebraska Business Corporation Act.

         To the fullest extent permitted by law, before final disposition of an action, suit, or proceeding, whether civil, criminal, administrative, arbitrative or investigative, and whether formal or informal, the Corporation shall advance funds to pay for or reimburse the reasonable expenses incurred by a director of the Corporation, who is a party to such action, suit or proceeding because he or she is a director of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, member, trustee, employee or agent of another foreign or domestic corporation, partnership, limited liability company, joint venture, employee benefit plan or other entity if he or she delivers to the Corporation: (a) a written affirmation of his or her good faith belief that he or she has met the relevant standard of conduct or that the proceeding involves conduct for which liability has been eliminated under a provision of these Articles of Incorporation as authorized by the Nebraska Business Corporation Act; and (b) his or her written undertaking to repay any funds advanced if he or she is not entitled to mandatory indemnification under section 21-20,104 of the Nebraska Business Corporation Act and it is ultimately determined under section 21-20,106 or section 20,107 of the Nebraska Business Corporation Act that he or she has not met the relevant standard of conduct described in section 21-20,103 of the Nebraska Business Corporation Act. This undertaking shall be an unlimited general obligation of the director and shall not be required to be secured. It may be accepted without reference to the financial ability of the director to make repayment.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of United of Omaha Life Insurance Company pursuant to the foregoing provisions, or otherwise, United has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by United of expenses incurred or paid by a director, officer or controlling person of United in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, United will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriter

     (a) In addition to Registrant, Mutual of Omaha Investor Services, Inc. is the principal underwriter for policies offered by United of Omaha Life Insurance Company through United of Omaha Separate Account B and offered by Companion Life Insurance Company through Companion Life Separate Account B and Companion Life Separate Account C.

     (b) The directors and principal officers of Mutual of Omaha Investor Services, Inc. (principal address: Mutual of Omaha Plaza, Omaha, Nebraska 68175) are as follows:

          NAME                              TITLE
          --------------------------------  ------------------------------------

          John W. Weekly                    Chairman, Director
          John A. Sturgeon                  Director
          Richard A. Witt                   President, Director
          M. Jane Huerter                   Secretary and Director
          Brian P. McGinty                  Director
          Randall C. Horn                   Director
          William J. Bluvas                 Vice President, Treasurer

     (c) Mutual of Omaha Investor Services, Inc. is the principal underwriter of the Policies. Commissions payable to a broker-dealer may be up to 7.5% of purchase payments. For the fiscal year ended December 31, 2000, United paid $4,482,085.16 in total compensation to MOIS; of this amount MOIS retained $2,124,532.52 as concessions for its services as principal underwriter and for distribution concessions, with the remaining amount paid to other broker-dealers.

Item 30.  Location of Accounts and Records

  The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by United at Mutual of Omaha Plaza, Omaha, Nebraska 68175.

Item 31.  Management Services.

  All management policies are discussed in Part A or Part B of this registration statement.

Item 32.  Undertakings

     (a) Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as purchase payments under the Policy may be accepted.
     (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Policy application that an applicant can check to request a Statement of Additional Information.
     (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request to United at the address or phone number listed in the Prospectus.
     (d) Depositor represents that the fees and charges under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Depositor.

Section 403(b) Representations
------------------------------

     United represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of

1940, in connection with redeemability restrictions on Section 403(b) Policies, and that paragraphs numbered (1) through (4) of that letter will be complied with.

Statement Pursuant to Rule 6c-7:  Texas Optional Retirement Program
-------------------------------------------------------------------
     United and the Variable Account rely on 17 C.F.R. (S) 270.6c-7, and represent that the provisions of that Rule have been or will be complied with.

                                  SIGNATURES

     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 to be signed on its behalf, in the City of Omaha and State of Nebraska, on April 23, 2001.

                          UNITED OF OMAHA SEPARATE ACCOUNT C

                          UNITED OF OMAHA LIFE INSURANCE COMPANY
                          Depositor

                              /s/ Thomas J. McCusker
                              -----------------------------------
                          By: Thomas J. McCusker


     As required by the Securities Act of 1933, this Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 has been signed by the following persons on April 23, 2001 in the capacities and on the dates indicated.

Signatures                                Title                           Date
----------                                -----                           ----

by__________________________*     Chairman of the Board,                 4/23/01
     John W. Weekly               Chief Executive Officer




by__________________________*     President, Chief Operating Officer,    4/23/01
   John A. Sturgeon               Director

by__________________________*     Treasurer and Comptroller              4/23/01
   Tommie Thompson                (Principal Financial Officer and
                                  Principal Accounting Officer)

by__________________________ *    Director                               4/23/01
   David Baris

by___________________________*    Director                               4/23/01
   Samuel L. Foggie, Sr.

by___________________________*    Director                               4/23/01
   Carol B. Hallett

by___________________________*    Director                               4/23/01
   Jeffrey M. Heller

by___________________________*    Director                               4/23/01
   Richard J. Sampson

by________________________*       Director                               4/23/01
   Oscar S. Straus II

by_______________________*        Director                               4/23/01
   Michael A. Wayne



*   Signed by Thomas J. McCusker under Powers of Attorney effective January 1,
2001.

--------------------------------------------------------------------------------

                                                Registration No. 33-89848
--------------------------------------------------------------------------------



                      SECURITIES AND EXCHANGE COMMISSION

                           WASHINGTON, D.C. 20549

                                 ____________




                      UNITED OF OMAHA SEPARATE ACCOUNT C
                      ==================================

                                      OF

                    UNITED OF OMAHA LIFE INSURANCE COMPANY




                                  ----------
                                   EXHIBITS
                                  ----------


                                      TO

                    THE REGISTRATION STATEMENT ON FORM N-4

                                     under

          THE SECURITIES ACT OF 1933, Post-Effective Amendment No. 10

                                      and

             THE INVESTMENT COMPANY ACT OF 1940, Amendment No. 26




--------------------------------------------------------------------------------
                                 April 23, 2001

                                 EXHIBIT INDEX
                                 -------------

Exhibit No.         Description of Exhibit
-----------         ----------------------

 (9)                Opinion and Consent of Counsel.
(10)                Consent of Independent Auditors.
(13)                Schedules of Computation of Performance Data.